Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Australia 12.3%
Aurizon Holdings Ltd.	801,374	2,310,959
BHP Group Ltd.	455,840	14,587,325
Rio Tinto Ltd.	184,365	15,136,493
Wesfarmers Ltd.	451,594	15,287,242
Woodside Energy Group Ltd.	82,370	1,758,462
		49,080,481

Belgium 0.3%
Etablissements Franz Colruyt N.V.	14,937	483,878
Proximus SADP	33,325	573,868
		1,057,746

Brazil 0.0%
Porto Seguro S.A.	20,832	91,178

Canada 7.8%
BCE, Inc.	64,595	3,519,185
Great-West Lifeco, Inc.	28,706	787,750
Quebecor, Inc., Class B	34,779	789,151
Sun Life Financial, Inc.	61,161	2,987,332
The Bank of Nova Scotia	125,403	8,504,620
The Toronto-Dominion Bank	190,036	14,522,576
		31,110,614

China 3.3%
Anhui Conch Cement Co., Ltd., H Shares	277,554	1,408,015
China Construction Bank Corp., H Shares	10,760,485	8,009,793
China Life Insurance Co., Ltd., H Shares	772,428	1,185,390
China Shenhua Energy Co., Ltd., H Shares	518,384	1,734,433
Hengan International Group Co., Ltd.	120,050	596,000
Jiangsu Expressway Co., Ltd., H Shares	206,323	213,277
		13,146,908

Finland 3.1%
Elisa Oyj	32,455	1,832,243
Kesko Oyj, B Shares	67,791	1,693,524
Kone Oyj, B Shares	174,067	8,853,560
		12,379,327

Germany 8.1%
Allianz SE	42,567	8,892,891
Deutsche Post AG	327,191	13,496,131
E.ON SE	970,233	9,857,309
		32,246,331

SECURITY	NUMBER OF SHARES	VALUE ($)
India 1.8%
Colgate-Palmolive (India) Ltd.	24,594	515,472
HCL Technologies Ltd.	166,256	2,228,739
Indian Oil Corp., Ltd.	397,241	593,537
ITC Ltd.	532,926	1,857,849
Petronet LNG Ltd.	119,182	348,322
Power Grid Corp. of India Ltd.	525,019	1,574,998
		7,118,917

Italy 4.5%
Assicurazioni Generali S.p.A.	127,269	2,310,910
Enel S.p.A.	2,422,643	15,685,728
		17,996,638

Japan 8.6%
ABC-Mart, Inc.	13,514	577,768
Daito Trust Construction Co., Ltd.	29,701	2,631,983
Japan Tobacco, Inc.	269,499	4,903,124
KDDI Corp.	357,241	12,457,407
K's Holdings Corp.	85,877	859,805
Nintendo Co., Ltd.	25,164	11,231,815
Seven Bank Ltd.	76,822	144,513
Sompo Holdings, Inc.	36,005	1,636,731
		34,443,146

Malaysia 0.2%
Petronas Gas Berhad	156,200	616,452

Mexico 1.7%
America Movil S.A.B. de C.V., Series L	4,866,517	5,137,332
Arca Continental S.A.B. de C.V.	75,581	512,960
Coca-Cola Femsa S.A.B. de C.V.	92,753	554,693
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	268,502	415,018
		6,620,003

Netherlands 1.8%
Koninklijke Ahold Delhaize N.V.	256,523	7,063,740

New Zealand 0.7%
Contact Energy Ltd.	336,040	1,629,652
Spark New Zealand Ltd.	402,167	1,272,303
		2,901,955

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 3.8%
Gjensidige Forsikring A.S.A.	19,976	435,190
Telenor A.S.A.	139,011	1,915,695
Yara International A.S.A.	246,255	12,720,481
		15,071,366

Philippines 0.2%
PLDT, Inc.	18,586	674,081

Qatar 0.4%
Industries Qatar QSC	312,636	1,570,155

Republic of Korea 0.5%
GS Retail Co., Ltd.	10,175	221,643
Korean Reinsurance Co.	7,025	54,737
KT&G Corp.	27,957	1,920,744
		2,197,124

Russia 0.0%
Severstal PAO (a)(b)	36,885	16,510

Saudi Arabia 1.6%
Advanced Petrochemical Co.	30,852	481,227
Jarir Marketing Co.	9,314	402,311
SABIC Agri-Nutrients Co.	47,049	1,844,075
Saudi Telecom Co.	129,029	3,536,644
		6,264,257

Singapore 0.6%
Singapore Exchange Ltd.	89,545	622,484
Singapore Technologies Engineering Ltd.	655,531	1,965,302
		2,587,786

South Africa 0.4%
Vodacom Group Ltd.	155,606	1,467,816

Spain 1.0%
Red Electrica Corp. S.A.	186,530	3,854,533

Sweden 0.3%
Tele2 AB, B Shares	107,949	1,317,965

Switzerland 10.1%
EMS-Chemie Holding AG	10,569	9,052,370
Roche Holding AG	42,332	14,414,652
SGS S.A.	2,617	6,497,793
Swisscom AG	5,474	3,236,830
Zurich Insurance Group AG	15,682	7,165,736
		40,367,381

Taiwan 3.6%
Advantech Co., Ltd.	67,000	833,316
Asia Cement Corp.	589,000	901,003
Asustek Computer, Inc.	107,000	1,258,932
Cheng Loong Corp.	246,321	254,595
Chicony Electronics Co., Ltd.	101,000	300,651
Chunghwa Telecom Co., Ltd.	817,000	3,574,815
Great Wall Enterprise Co., Ltd.	122,528	208,540
Lite-On Technology Corp.	341,000	742,505
SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Computer, Inc.	429,000	1,176,517
Radiant Opto-Electronics Corp.	70,334	253,227
Simplo Technology Co., Ltd.	26,356	272,414
Synnex Technology International Corp.	206,000	498,942
Taiwan Cement Corp.	1,233,000	1,809,674
Uni-President Enterprises Corp.	864,000	2,006,326
Wistron Corp.	455,000	445,202
		14,536,659

Thailand 0.2%
Intouch Holdings PCL NVDR	221,600	463,016
Supalai PCL	99,500	59,316
Supalai PCL NVDR	21,155	12,611
Tisco Financial Group PCL NVDR	49,101	131,649
		666,592

Turkey 0.1%
BIM Birlesik Magazalar A/S	68,544	345,136

United Arab Emirates 1.6%
Emirates Telecommunications Group Co. PJSC	751,745	6,209,453

United Kingdom 20.9%
Admiral Group plc	28,374	794,939
BAE Systems plc	1,392,263	13,265,296
British American Tobacco plc	401,407	17,716,379
GSK plc	794,841	17,356,112
Imperial Brands plc	232,320	5,242,456
Schroders plc	12,858	479,990
SSE plc	452,138	10,097,377
St. James's Place plc	56,334	918,711
Unilever plc	357,874	17,251,841
		83,123,101
Total Common Stocks (Cost $413,934,143)		396,143,351

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	2,891
Total Preferred Stocks (Cost $260,897)		2,891

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	43,607	43,607
Total Short-Term Investments (Cost $43,607)		43,607
Total Investments in Securities (Cost $414,238,647)		396,189,849

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	32	3,259,200	119,852
MSCI Emerging Markets Index, expires 06/17/22	5	265,825	12,812
Net Unrealized Appreciation			132,664

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$396,126,841	$—	$—	$396,126,841
Russia[2]	—	—	16,510	16,510
Preferred Stocks[1]
Russia[2]	—	—	2,891	2,891
Short-Term Investments[1]	43,607	—	—	43,607
Futures Contracts[3]	132,664	—	—	132,664
Total	$396,303,112	$—	$19,401	$396,322,513

[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 7.2%
Adbri Ltd.	711,685	1,439,686
AGL Energy Ltd. (a)	993,589	6,243,698
Allkem Ltd. *	839,127	8,252,702
ALS Ltd.	719,919	6,605,188
Altium Ltd.	162,720	3,357,073
Alumina Ltd.	3,807,774	4,643,560
Amcor plc	2,263,219	29,759,117
AMP Ltd. *	5,037,801	3,957,183
Ampol Ltd.	351,149	8,403,273
Ansell Ltd.	197,514	3,882,214
APA Group	1,745,159	14,246,502
Aristocrat Leisure Ltd.	992,747	24,063,443
ASX Ltd.	280,571	16,262,419
Atlas Arteria Ltd.	1,456,874	7,514,185
Aurizon Holdings Ltd.	2,605,923	7,514,821
Australia & New Zealand Banking Group Ltd.	4,126,935	74,129,820
Bank of Queensland Ltd.	977,890	5,268,184
Beach Energy Ltd.	2,707,739	3,350,633
Bendigo & Adelaide Bank Ltd.	807,818	6,038,266
BHP Group Ltd.	7,393,056	236,585,005
BlueScope Steel Ltd.	718,687	9,383,010
Boral Ltd.	633,425	1,363,162
Brambles Ltd.	2,128,159	16,609,783
carsales.com Ltd.	400,686	5,892,357
Challenger Ltd.	983,778	5,102,305
Charter Hall Group	699,855	6,662,082
Cleanaway Waste Management Ltd.	1,977,171	4,254,970
Cochlear Ltd.	94,084	15,048,500
Coles Group Ltd.	1,856,014	23,339,640
Commonwealth Bank of Australia	2,508,845	187,818,729
Computershare Ltd.	791,930	13,179,708
Crown Resorts Ltd. *	545,879	5,027,967
CSL Ltd.	702,896	137,062,754
CSR Ltd.	744,672	2,494,669
Deterra Royalties Ltd.	635,326	2,046,322
Dexus	1,553,833	11,681,446
Domino's Pizza Enterprises Ltd.	89,424	4,415,327
Downer EDI Ltd.	975,455	4,009,524
Endeavour Group Ltd.	1,872,471	9,751,754
Evolution Mining Ltd.	2,554,080	7,035,528
Flight Centre Travel Group Ltd. *(a)	223,086	3,280,629
Fortescue Metals Group Ltd.	2,339,306	33,746,606
Goodman Group	2,713,021	39,994,104
Harvey Norman Holdings Ltd.	867,641	2,726,121
IDP Education Ltd.	268,435	4,634,963
IGO Ltd.	917,192	8,316,457
Iluka Resources Ltd.	616,162	4,857,621
Incitec Pivot Ltd.	2,855,163	7,209,490
Insignia Financial Ltd.	1,014,544	2,416,239
Insurance Australia Group Ltd.	3,655,446	11,459,161
James Hardie Industries plc	663,188	17,174,134
SECURITY	NUMBER OF SHARES	VALUE ($)
JB Hi-Fi Ltd.	169,545	5,589,797
Lendlease Corp., Ltd.	1,028,048	7,942,552
Lynas Rare Earths Ltd. *	1,299,347	9,181,050
Macquarie Group Ltd.	509,097	67,920,016
Magellan Financial Group Ltd. (a)	193,751	2,179,320
Medibank Pvt Ltd.	4,078,083	9,419,827
Metcash Ltd.	1,507,581	4,661,105
Mineral Resources Ltd.	204,398	9,361,998
Mirvac Group	5,695,377	9,233,406
National Australia Bank Ltd.	4,754,985	106,627,474
Newcrest Mining Ltd.	1,318,172	23,677,585
NEXTDC Ltd. *	689,563	5,446,183
Northern Star Resources Ltd.	1,678,803	10,778,387
Nufarm Ltd.	478,790	1,816,903
Orica Ltd.	606,403	7,042,700
Origin Energy Ltd.	2,614,839	12,848,917
Orora Ltd.	1,258,378	3,538,573
OZ Minerals Ltd.	481,414	8,322,748
Perpetual Ltd.	91,110	2,130,009
Pilbara Minerals Ltd. *	3,838,839	8,123,682
Platinum Asset Management Ltd.	813,906	1,068,455
Pro Medicus Ltd.	62,289	1,882,495
Qantas Airways Ltd. *	1,183,719	4,678,765
QBE Insurance Group Ltd.	2,164,915	18,682,607
Qube Holdings Ltd.	2,139,396	4,696,168
Ramsay Health Care Ltd.	256,217	14,367,429
REA Group Ltd.	72,761	5,877,689
Reece Ltd.	402,660	4,630,235
Rio Tinto Ltd.	543,476	44,619,753
Santos Ltd.	4,489,562	26,408,809
Scentre Group	7,565,121	15,575,026
SEEK Ltd.	513,804	8,937,997
Seven Group Holdings Ltd.	200,926	2,708,282
Shopping Centres Australasia Property Group	1,694,005	3,609,127
Sims Ltd.	239,520	3,030,898
Sonic Healthcare Ltd.	701,882	18,458,124
South32 Ltd.	6,810,494	24,427,533
Stockland	3,436,970	9,862,039
Suncorp Group Ltd.	1,839,284	14,975,304
Tabcorp Holdings Ltd.	3,102,843	2,070,016
Telstra Corp., Ltd.	5,990,031	16,672,157
The GPT Group	2,794,961	9,643,881
The Lottery Corp., Ltd. *	3,102,843	10,550,405
The Star Entertainment Grp Ltd. *	1,326,572	2,845,332
TPG Telecom Ltd.	535,877	2,210,365
Transurban Group	4,466,568	46,042,799
Treasury Wine Estates Ltd.	1,086,018	9,270,752
Vicinity Centres	5,616,879	7,615,315
Washington H Soul Pattinson & Co., Ltd.	388,608	7,164,334
Wesfarmers Ltd.	1,653,971	55,989,793
Westpac Banking Corp.	5,137,337	87,967,342
Whitehaven Coal Ltd.	1,278,320	4,841,774
WiseTech Global Ltd.	233,285	7,045,307
Woodside Energy Group Ltd.	2,747,009	58,644,057

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	1,787,291	44,425,211
Worley Ltd.	560,492	5,926,495
Xero Ltd. *	187,479	12,008,436
		2,014,784,772

Austria 0.2%
ANDRITZ AG	99,452	4,593,916
Erste Group Bank AG	457,605	14,220,972
OMV AG	207,586	12,097,281
Raiffeisen Bank International AG	184,353	2,442,928
Telekom Austria AG *	236,132	1,651,805
Verbund AG	97,595	9,686,431
Voestalpine AG	174,447	5,097,987
		49,791,320

Belgium 0.8%
Ackermans & van Haaren N.V.	32,871	5,539,013
Ageas S.A. N.V.	264,685	13,295,368
Anheuser-Busch InBev S.A. N.V.	1,270,747	71,018,374
Argenx SE *	75,194	23,400,230
D'ieteren Group	33,789	5,273,825
Elia Group S.A. N.V.	51,563	8,467,810
Etablissements Franz Colruyt N.V.	72,682	2,354,504
Groupe Bruxelles Lambert S.A.	147,431	13,576,131
KBC Group N.V.	404,580	25,180,905
Proximus SADP	215,519	3,711,311
Sofina S.A.	22,368	5,257,201
Solvay S.A.	101,505	9,905,961
Telenet Group Holding N.V.	73,837	1,960,045
UCB S.A.	176,999	15,578,371
Umicore S.A.	304,459	13,499,418
Warehouses De Pauw CVA	202,538	7,450,709
		225,469,176

Canada 9.2%
Agnico Eagle Mines Ltd.	663,028	35,142,030
Alimentation Couche-Tard, Inc.	1,169,162	53,122,299
Bank of Montreal	977,402	106,321,494
Barrick Gold Corp.	2,601,194	53,284,529
Bausch Health Cos., Inc. *	480,204	4,665,934
BCE, Inc.	443,834	24,180,417
Brookfield Asset Management, Inc., Class A	1,962,136	99,219,843
Canadian Imperial Bank of Commerce	1,288,066	70,857,123
Canadian National Railway Co.	871,257	99,066,436
Canadian Natural Resources Ltd.	1,708,379	113,063,530
Canadian Pacific Railway Ltd.	1,364,474	97,358,405
Canadian Tire Corp., Ltd., Class A	83,770	11,509,310
Canadian Utilities Ltd., Class A	178,293	5,656,717
Cenovus Energy, Inc.	1,850,464	42,894,892
CGI, Inc. *	321,906	27,503,958
Constellation Software, Inc.	28,168	44,333,450
Dollarama, Inc.	411,343	23,857,471
Enbridge, Inc.	2,967,895	137,102,506
Fairfax Financial Holdings Ltd.	31,377	17,413,696
Fortis, Inc.	691,098	34,854,047
Franco-Nevada Corp.	278,379	39,380,444
George Weston Ltd.	104,832	12,866,442
Great-West Lifeco, Inc.	398,642	10,939,530
Hydro One Ltd.	462,510	12,900,623
IGM Financial, Inc.	121,512	3,742,821
Imperial Oil Ltd.	312,855	17,136,099
Intact Financial Corp.	209,796	30,312,068
Loblaw Cos., Ltd.	234,308	21,616,319
Magna International, Inc.	417,320	27,081,176
SECURITY	NUMBER OF SHARES	VALUE ($)
Manulife Financial Corp.	2,849,745	52,788,493
Metro, Inc.	357,967	19,771,178
National Bank of Canada	494,068	37,920,798
Nutrien Ltd.	840,172	82,107,492
Pembina Pipeline Corp.	807,490	32,558,794
Power Corp. of Canada	801,313	23,142,637
Restaurant Brands International, Inc.	449,823	23,621,175
Rogers Communications, Inc., B Shares	519,552	26,646,115
Royal Bank of Canada	2,088,759	218,264,045
Saputo, Inc.	364,611	7,330,559
Shaw Communications, Inc., B Shares	623,921	17,679,036
Shopify, Inc., Class A *	167,278	62,799,509
Sun Life Financial, Inc.	857,883	41,902,211
Suncor Energy, Inc.	2,119,412	85,272,465
TC Energy Corp.	1,440,964	83,403,545
Teck Resources Ltd., Class B	680,088	28,196,082
TELUS Corp.	660,375	16,524,385
The Bank of Nova Scotia	1,780,105	120,723,728
The Toronto-Dominion Bank	2,671,938	204,189,846
Thomson Reuters Corp.	244,169	24,166,911
Waste Connections, Inc.	386,107	49,268,822
Wheaton Precious Metals Corp.	666,304	27,519,248
		2,563,180,683

Denmark 2.1%
Ambu A/S, Class B	251,757	3,440,885
AP Moller - Maersk A/S, A Shares	5,835	16,820,380
AP Moller - Maersk A/S, B Shares	8,295	24,150,627
Carlsberg A/S, B Shares	142,348	18,082,118
Chr Hansen Holding A/S	151,771	11,355,044
Coloplast A/S, B Shares	195,370	23,185,761
Danske Bank A/S	982,944	16,049,914
Demant A/S *	144,961	6,368,311
DSV A/S	285,915	46,829,468
Genmab A/S *	86,844	26,422,274
GN Store Nord A/S	195,162	7,685,701
H. Lundbeck A/S	92,116	2,262,794
Novo Nordisk A/S, B Shares	2,333,443	257,940,546
Novozymes A/S, B Shares	293,438	18,586,653
Orsted A/S	276,612	31,234,081
Pandora A/S	135,409	10,910,788
Rockwool A/S, B Shares	9,091	2,525,732
Royal Unibrew A/S	72,375	6,340,283
SimCorp A/S	58,848	4,635,002
Tryg A/S	444,627	10,342,694
Vestas Wind Systems A/S	1,481,520	37,771,032
		582,940,088

Finland 1.1%
Elisa Oyj	207,324	11,704,449
Fortum Oyj	642,773	11,843,413
Huhtamaki Oyj	137,217	5,271,194
Kesko Oyj, B Shares	396,261	9,899,213
Kojamo Oyj	276,807	5,465,038
Kone Oyj, B Shares	577,372	29,366,841
Metso Outotec Oyj	901,002	8,368,269
Neste Oyj	611,474	27,976,821
Nokia Oyj	8,264,203	41,441,018
Nokian Renkaat Oyj	201,506	2,764,129
Nordea Bank Abp	5,459,491	55,402,644
Orion Oyj, B Shares	155,229	6,352,242
Sampo Oyj, A Shares	739,800	33,348,849
Stora Enso Oyj, R Shares	858,958	16,576,659
UPM-Kymmene Oyj	785,931	27,775,221

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valmet Oyj	244,288	6,869,454
Wartsila Oyj Abp	713,839	6,030,424
		306,455,878

France 8.8%
Accor S.A. *	276,482	9,054,263
Aeroports de Paris *	42,903	6,395,311
Air Liquide S.A.	680,076	118,634,045
Airbus SE	816,215	95,113,995
ALD S.A.	120,735	1,671,039
Alstom S.A.	429,874	11,696,763
Amundi S.A.	83,835	4,863,116
Arkema S.A.	94,327	11,372,929
Atos SE *	151,386	3,966,733
AXA S.A.	2,811,845	70,816,556
BioMerieux	61,023	6,399,809
BNP Paribas S.A. (a)	1,569,788	89,311,648
Bollore SE	1,423,000	7,560,967
Bouygues S.A.	306,502	10,549,572
Bureau Veritas S.A.	419,017	12,061,188
Capgemini SE	235,801	45,594,625
Carrefour S.A.	910,890	18,569,299
Cie de Saint-Gobain	682,988	40,313,961
Cie Generale des Etablissements Michelin S.C.A.	264,667	34,377,345
Cie Plastic Omnium S.A.	84,226	1,572,658
CNP Assurances	216,099	4,838,267
Covivio	72,067	5,242,000
Credit Agricole S.A. (a)	1,791,449	19,793,490
Danone S.A.	884,461	51,855,512
Dassault Aviation S.A.	33,362	5,636,046
Dassault Systemes SE	977,015	41,012,088
Edenred	375,867	18,489,573
Eiffage S.A.	109,571	10,810,507
Electricite de France S.A. (a)	916,997	8,112,105
Engie S.A.	2,443,761	32,713,013
EssilorLuxottica S.A. (a)	432,784	69,566,154
Eurazeo SE	73,513	5,662,182
Euroapi S.A.	68,473	993,182
Eurofins Scientific SE	181,084	16,841,883
Euronext N.V.	120,323	10,389,018
Faurecia SE	170,187	4,707,317
Gecina S.A.	75,895	8,894,495
Getlink SE	688,992	13,230,131
Hermes International	45,432	54,022,618
ICADE	48,357	2,799,921
Ipsen S.A.	50,659	5,057,819
JCDecaux S.A. *	113,077	2,227,649
Kering S.A.	108,054	58,999,221
Klepierre S.A. *	272,286	6,189,584
La Francaise des Jeux SAEM	131,090	4,766,199
Legrand S.A.	394,632	34,056,699
L'Oreal S.A.	361,768	127,327,560
LVMH Moet Hennessy Louis Vuitton SE	366,021	234,162,096
Neoen S.A. *	42,062	1,753,242
Orange S.A.	2,812,423	35,093,186
Orpea S.A. (a)	73,264	2,029,598
Pernod-Ricard S.A.	306,865	59,993,061
Publicis Groupe S.A.	339,884	18,525,444
Remy Cointreau S.A.	37,045	6,797,947
Renault S.A. *	265,335	7,262,334
Rexel S.A. *	446,551	9,466,897
Safran S.A.	514,740	53,073,711
Sanofi	1,597,605	170,082,331
Sartorius Stedim Biotech	35,155	12,092,559
Schneider Electric SE	780,748	107,925,987
SCOR SE	228,398	5,977,321
SECURITY	NUMBER OF SHARES	VALUE ($)
SEB S.A.	43,939	4,669,309
Societe Generale S.A.	1,124,033	30,109,027
Sodexo S.A.	132,372	9,846,834
SOITEC *	32,389	5,926,199
Somfy S.A.	13,687	2,014,586
STMicroelectronics N.V.	927,357	36,985,440
Teleperformance	85,197	28,174,209
Thales S.A.	147,477	17,947,064
TotalEnergies SE	3,491,098	207,897,616
UbiSoft Entertainment S.A. *	141,375	7,383,088
Valeo S.A.	344,882	7,629,242
Veolia Environnement S.A.	923,350	25,757,169
Vinci S.A.	737,197	70,822,288
Vivendi SE	1,048,913	12,472,492
Wendel SE	41,652	4,272,336
Worldline S.A. *	361,219	14,708,191
		2,434,980,859

Germany 6.4%
1&1 AG	75,240	1,564,462
adidas AG	270,025	53,357,684
Allianz SE	601,182	125,596,031
Aroundtown S.A.	1,633,671	7,637,305
Auto1 Group SE *	137,273	1,468,331
BASF SE	1,344,451	73,870,064
Bayer AG	1,441,637	102,823,056
Bayerische Motoren Werke AG	470,156	40,609,668
Bechtle AG	118,722	5,283,096
Beiersdorf AG	147,869	15,289,217
Brenntag SE	229,448	17,687,491
Carl Zeiss Meditec AG, Class B	52,971	7,050,588
Commerzbank AG *	1,542,966	13,352,144
Continental AG	156,840	11,976,097
Covestro AG	260,165	11,844,824
CTS Eventim AG & Co., KGaA *	89,037	5,699,007
Daimler Truck Holding AG *	616,555	19,173,864
Delivery Hero SE *	273,929	10,487,775
Deutsche Bank AG	3,015,417	33,510,771
Deutsche Boerse AG	271,847	45,502,511
Deutsche Lufthansa AG *	907,370	6,635,009
Deutsche Post AG	1,448,104	59,732,085
Deutsche Telekom AG	4,959,851	101,610,400
Deutsche Wohnen SE	73,352	2,018,677
DWS Group GmbH & Co. KGaA	80,057	2,862,704
E.ON SE	3,174,871	32,255,845
Evonik Industries AG	272,293	7,271,928
Evotec SE *	227,291	6,281,925
Fielmann AG	35,951	1,941,030
Fraport AG Frankfurt Airport Services Worldwide *	52,126	2,942,766
Fresenius Medical Care AG & Co. KGaA	294,870	17,891,412
Fresenius SE & Co. KGaA	597,951	20,420,892
FUCHS PETROLUB SE	42,790	1,134,510
GEA Group AG	240,342	9,564,875
Hannover Rueck SE	87,227	13,306,129
HeidelbergCement AG	212,386	12,308,750
Hella GmbH & Co. KGaA	39,089	2,807,658
HelloFresh SE *	236,921	8,786,611
Henkel AG & Co. KGaA	156,831	10,542,326
HOCHTIEF AG	28,516	1,843,863
Infineon Technologies AG	1,912,926	59,304,479
KION Group AG	113,118	5,534,183
Knorr-Bremse AG	96,264	6,556,548
LANXESS AG	123,884	5,755,664
LEG Immobilien SE	106,234	10,909,171
Mercedes-Benz Group AG	1,234,636	87,556,364
Merck KGaA	189,606	35,545,197

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
METRO AG *	194,503	1,764,820
MTU Aero Engines AG	79,150	15,588,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	204,668	49,923,356
Nemetschek SE	78,195	5,567,114
Puma SE	145,023	10,753,734
QIAGEN N.V. *	320,197	14,684,301
Rational AG	5,131	3,325,433
Rheinmetall AG	62,913	12,690,581
RTL Group S.A. *	58,944	2,722,759
RWE AG	930,203	40,855,675
SAP SE	1,631,321	162,155,393
Sartorius AG	5,869	2,228,800
Scout24 SE	111,748	6,902,481
Siemens AG	1,103,676	144,762,380
Siemens Energy AG	641,902	12,332,778
Siemens Healthineers AG	402,501	24,094,291
Sixt SE	21,699	2,917,254
SUSE S.A. *(a)	52,784	1,523,318
Symrise AG	191,322	21,058,990
Talanx AG	83,062	3,393,703
Telefonica Deutschland Holding AG	1,077,285	3,414,809
ThyssenKrupp AG *	724,492	6,938,441
Traton SE	70,082	1,287,542
Uniper SE	137,048	3,529,376
United Internet AG	161,303	5,277,184
Vantage Towers AG	134,098	4,180,287
Varta AG (a)	20,597	1,824,296
Volkswagen AG	47,960	10,758,374
Vonovia SE	1,138,886	43,250,117
Wacker Chemie AG	21,210	3,784,218
Zalando SE *	331,370	13,435,996
		1,774,031,325

Hong Kong 2.8%
AAC Technologies Holdings, Inc. (a)	1,035,295	2,251,229
AIA Group Ltd.	17,792,550	183,469,265
ASM Pacific Technology Ltd.	461,999	4,210,403
BeiGene Ltd. *	979,239	10,727,813
BOC Aviation Ltd.	348,897	2,881,701
BOC Hong Kong Holdings Ltd.	5,360,185	20,598,884
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,575,217	6,843,787
Champion REIT	3,751,388	1,740,484
Chow Tai Fook Jewellery Group Ltd. *	2,610,667	4,518,849
CK Asset Holdings Ltd.	2,927,463	19,123,258
CK Hutchison Holdings Ltd.	3,964,140	28,143,674
CK Infrastructure Holdings Ltd.	894,180	5,989,275
CLP Holdings Ltd.	2,435,477	24,290,977
DFI Retail Group Holdings Ltd.	617,237	1,666,540
ESR Cayman Ltd. *	2,515,772	7,455,398
First Pacific Co., Ltd.	4,132,622	1,812,011
Galaxy Entertainment Group Ltd.	3,202,043	17,080,447
Hang Lung Group Ltd.	1,316,419	2,463,184
Hang Lung Properties Ltd.	3,085,942	5,766,315
Hang Seng Bank Ltd.	1,072,304	18,738,378
Henderson Land Development Co., Ltd.	1,959,926	8,318,797
Hong Kong & China Gas Co., Ltd.	15,982,120	18,089,392
Hong Kong Exchanges & Clearing Ltd.	1,870,406	80,866,442
Hongkong Land Holdings Ltd.	1,754,853	8,142,518
Huabao International Holdings Ltd. (a)	1,523,911	819,688
HUTCHMED China Ltd. *	794,894	1,700,113
SECURITY	NUMBER OF SHARES	VALUE ($)
Hysan Development Co., Ltd.	967,579	2,873,551
Jardine Matheson Holdings Ltd.	305,636	17,739,113
Kerry Properties Ltd.	899,517	2,333,192
Lee & Man Paper Manufacturing Ltd. (a)	2,208,087	1,075,118
Lenovo Group Ltd.	11,024,134	10,875,821
Link REIT	3,113,308	28,194,395
L'Occitane International S.A.	647,372	2,038,109
Man Wah Holdings Ltd.	2,273,359	2,260,160
Microport Scientific Corp.	886,727	1,756,376
Minth Group Ltd.	1,051,926	2,728,514
MMG Ltd. *	3,568,992	1,519,388
MTR Corp., Ltd.	2,141,496	11,559,719
NagaCorp Ltd.	2,358,128	1,992,772
New World Development Co., Ltd.	2,129,892	8,117,184
NWS Holdings Ltd.	2,853,022	2,905,551
Orient Overseas International Ltd.	196,712	6,042,609
PCCW Ltd.	6,406,485	3,494,944
Power Assets Holdings Ltd.	2,039,756	13,324,432
PRADA S.p.A.	780,578	4,820,440
Samsonite International S.A. *	1,904,630	4,355,216
Sands China Ltd. *	3,607,758	6,897,715
Shangri-La Asia Ltd. *	2,601,975	1,966,683
Sino Land Co., Ltd.	5,431,574	7,698,517
SITC International Holdings Co., Ltd.	1,795,165	6,772,869
SJM Holdings Ltd. *	3,618,823	1,540,602
Sun Hung Kai Properties Ltd.	2,070,848	25,312,989
Swire Pacific Ltd., A Shares	764,277	4,646,712
Swire Pacific Ltd., B Shares	1,541,313	1,548,081
Swire Properties Ltd.	1,644,477	4,024,442
Techtronic Industries Co., Ltd.	1,848,758	24,224,219
The Bank of East Asia Ltd.	2,019,479	2,924,114
The Wharf Holdings Ltd.	2,078,619	6,954,739
Tingyi Cayman Islands Holding Corp.	2,883,121	5,108,040
Towngas Smart Energy Co., Ltd. *	1,851,672	925,181
Uni-President China Holdings Ltd.	1,808,411	1,461,379
United Energy Group Ltd.	11,379,477	1,827,551
Vitasoy International Holdings Ltd.	1,206,597	2,162,341
VTech Holdings Ltd.	256,881	1,920,333
Want Want China Holdings Ltd.	8,154,650	8,117,699
WH Group Ltd.	11,676,105	8,959,238
Wharf Real Estate Investment Co., Ltd.	2,453,197	11,850,816
Wynn Macau Ltd. *	2,571,873	1,501,383
Xinyi Glass Holdings Ltd.	3,038,123	7,721,597
Yue Yuen Industrial Holdings Ltd. *	1,138,657	1,657,432
		765,440,098

Ireland 0.2%
AIB Group plc	1,193,944	3,197,531
Glanbia plc (a)	275,551	3,196,843
Kerry Group plc, A Shares	226,981	23,439,985
Kingspan Group plc	222,981	18,345,091
		48,179,450

Israel 0.6%
AFI Properties Ltd.	27,037	1,467,165
Airport City Ltd. *	113,818	2,117,799
Alony Hetz Properties & Investments Ltd.	206,266	2,996,786
Amot Investments Ltd.	249,258	1,671,476
Ashtrom Group Ltd.	82,474	1,997,734
Azrieli Group Ltd.	54,454	4,068,576
Bank Hapoalim B.M.	2,013,138	18,571,930
Bank Leumi Le-Israel B.M.	2,135,425	21,155,780
Bezeq The Israeli Telecommunication Corp., Ltd.	3,122,208	4,809,023

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Big Shopping Centers Ltd.	16,126	2,307,554
Elbit Systems Ltd.	36,132	7,320,909
Electra Ltd.	2,984	1,667,660
Enlight Renewable Energy Ltd. *	1,511,231	2,759,286
First International Bank of Israel Ltd.	85,126	3,267,047
Fox Wizel Ltd.	11,141	1,405,527
Gav-Yam Lands Corp., Ltd.	153,725	1,405,242
Harel Insurance Investments & Financial Services Ltd.	183,458	2,016,415
ICL Group Ltd.	1,036,326	11,514,906
Israel Discount Bank Ltd., A Shares	1,851,559	10,453,406
Maytronics Ltd.	76,664	1,373,296
Melisron Ltd. *	26,527	1,903,122
Mivne Real Estate KD Ltd.	1,017,866	3,255,386
Mizrahi Tefahot Bank Ltd.	219,893	7,197,807
Nice Ltd. *	93,737	18,863,095
Nova Ltd. *	41,791	4,402,553
Paz Oil Co., Ltd. *	16,638	2,295,879
Shapir Engineering and Industry Ltd.	177,282	1,455,012
Shikun & Binui Ltd. *	329,674	1,604,834
Shufersal Ltd.	194,522	1,431,189
Strauss Group Ltd.	66,657	1,745,519
Teva Pharmaceutical Industries Ltd. *	1,462,599	13,023,036
The Israel Corp., Ltd. *	5,624	3,023,156
The Phoenix Holdings Ltd.	186,211	2,056,181
Tower Semiconductor Ltd. *	158,513	7,802,003
		174,406,289

Italy 2.1%
A2A S.p.A.	2,148,176	3,595,677
Amplifon S.p.A.	191,441	6,574,902
Assicurazioni Generali S.p.A.	1,895,420	34,416,441
Atlantia S.p.A.	724,962	17,528,211
Banca Mediolanum S.p.A.	374,626	2,950,490
Buzzi Unicem S.p.A.	147,374	2,864,631
CNH Industrial N.V.	1,432,702	21,287,425
Davide Campari-Milano N.V.	751,996	8,009,033
De'Longhi S.p.A.	100,596	2,433,299
DiaSorin S.p.A.	33,644	4,415,039
Enel S.p.A.	11,407,186	73,857,359
Eni S.p.A.	3,631,054	55,226,901
EXOR N.V.	150,015	11,040,334
Ferrari N.V.	182,411	35,446,969
FinecoBank Banca Fineco S.p.A.	884,407	12,477,533
Hera S.p.A.	1,182,566	4,389,544
Infrastrutture Wireless Italiane S.p.A.	530,653	5,892,108
Interpump Group S.p.A.	117,730	5,360,026
Intesa Sanpaolo S.p.A.	24,274,776	52,801,836
Italgas S.p.A.	694,993	4,474,512
Iveco Group N.V. *	285,016	1,809,041
Leonardo S.p.A. *	590,845	6,342,085
Mediobanca Banca di Credito Finanziario S.p.A.	995,960	10,193,373
Moncler S.p.A.	312,059	14,942,905
Nexi S.p.A. *	1,086,864	11,037,592
Pirelli & C S.p.A.	760,371	3,748,547
Poste Italiane S.p.A.	661,666	7,141,257
Prysmian S.p.A.	391,116	12,594,628
Recordati Industria Chimica e Farmaceutica S.p.A.	144,891	6,469,339
Reply S.p.A.	33,121	4,495,426
Snam S.p.A.	3,242,926	18,794,254
Stellantis N.V.	2,970,980	44,347,213
Telecom Italia S.p.A.	15,841,295	5,050,268
Tenaris S.A.	691,605	11,576,278
Terna - Rete Elettrica Nazionale	2,066,634	17,467,525
SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit S.p.A.	3,153,278	36,819,641
UnipolSai Assicurazioni S.p.A.	637,248	1,758,511
		579,630,153

Japan 20.2%
ABC-Mart, Inc.	38,879	1,662,206
Acom Co., Ltd.	579,302	1,472,515
Activia Properties, Inc.	1,112	3,548,338
Advance Residence Investment Corp.	1,861	5,215,053
Advantest Corp.	281,027	19,442,188
Aeon Co., Ltd.	1,043,476	19,122,350
AEON Financial Service Co., Ltd.	162,988	1,522,885
Aeon Mall Co., Ltd.	171,115	2,071,018
AEON REIT Investment Corp.	2,745	3,288,153
AGC, Inc.	265,762	10,029,729
Aica Kogyo Co., Ltd.	79,977	1,736,995
Ain Holdings, Inc.	39,987	1,796,610
Air Water, Inc.	247,254	3,355,789
Aisin Corp.	258,952	8,504,584
Ajinomoto Co., Inc.	708,730	17,265,808
Alfresa Holdings Corp.	256,832	3,377,976
Alps Alpine Co., Ltd.	285,035	3,068,704
Amada Co., Ltd.	473,444	3,805,364
Amano Corp.	105,462	2,050,297
ANA Holdings, Inc. *	250,261	4,945,108
Anritsu Corp.	207,119	2,307,136
Aozora Bank Ltd.	177,002	3,654,377
Ariake Japan Co., Ltd.	28,335	1,078,159
As One Corp.	35,316	1,724,004
Asahi Group Holdings Ltd.	620,558	20,935,300
Asahi Intecc Co., Ltd.	292,129	4,423,548
Asahi Kasei Corp.	1,789,702	14,510,157
Asics Corp.	268,161	4,648,444
Astellas Pharma, Inc.	2,719,247	43,596,307
Azbil Corp.	189,369	5,615,786
Bandai Namco Holdings, Inc.	287,299	21,495,222
BayCurrent Consulting, Inc.	19,528	6,170,572
Benefit One, Inc.	88,232	1,382,687
Benesse Holdings, Inc.	113,150	1,811,878
Bic Camera, Inc.	227,549	2,007,603
BIPROGY, Inc.	93,729	2,058,985
Bridgestone Corp.	844,809	33,379,954
Brother Industries Ltd.	354,025	6,541,392
Calbee, Inc.	111,602	2,066,431
Canon Marketing Japan, Inc.	74,744	1,748,839
Canon, Inc.	1,460,150	36,797,437
Capcom Co., Ltd.	266,598	7,584,816
Casio Computer Co., Ltd.	322,120	2,952,151
Central Japan Railway Co.	265,504	32,959,687
Chubu Electric Power Co., Inc.	1,011,350	10,149,270
Chugai Pharmaceutical Co., Ltd.	956,236	26,224,110
Coca-Cola Bottlers Japan Holdings, Inc.	216,853	2,309,368
COMSYS Holdings Corp.	162,266	3,057,505
Concordia Financial Group Ltd.	1,660,443	5,614,619
Cosmo Energy Holdings Co., Ltd.	111,566	3,078,700
Cosmos Pharmaceutical Corp.	25,220	2,391,729
Credit Saison Co., Ltd.	235,195	2,738,716
CyberAgent, Inc.	565,225	6,111,609
Dai Nippon Printing Co., Ltd.	391,059	8,937,102
Daicel Corp.	384,706	2,485,061
Daido Steel Co., Ltd.	56,449	1,590,638
Daifuku Co., Ltd.	141,328	8,920,544
Dai-ichi Life Holdings, Inc.	1,455,903	29,803,883
Daiichi Sankyo Co., Ltd.	2,762,574	73,420,969
Daiichikosho Co., Ltd.	58,086	1,799,314
Daikin Industries Ltd.	390,362	62,766,823
Daio Paper Corp.	126,060	1,390,487

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daito Trust Construction Co., Ltd.	96,788	8,576,961
Daiwa House Industry Co., Ltd.	925,481	22,337,584
Daiwa House REIT Investment Corp.	3,023	7,484,360
Daiwa Office Investment Corp.	401	2,166,388
Daiwa Securities Group, Inc.	2,173,734	10,574,237
DeNA Co., Ltd.	141,230	2,048,546
Denka Co., Ltd.	123,412	3,065,034
Denso Corp.	655,583	40,141,687
Dentsu Group, Inc.	316,961	10,594,522
DIC Corp.	127,509	2,456,118
Disco Corp.	40,228	10,975,963
DMG Mori Co., Ltd.	152,385	2,245,886
Dowa Holdings Co., Ltd.	72,282	2,649,226
East Japan Railway Co.	530,549	27,277,011
Ebara Corp.	134,491	5,802,208
Eisai Co., Ltd.	391,681	16,130,638
Electric Power Development Co., Ltd.	258,155	4,085,690
ENEOS Holdings, Inc.	4,407,638	17,857,367
Exeo Group, Inc.	157,332	2,525,482
Ezaki Glico Co., Ltd.	74,796	2,159,953
Fancl Corp.	100,332	1,694,753
FANUC Corp.	282,299	46,312,880
Fast Retailing Co., Ltd.	75,315	36,268,524
Food & Life Cos., Ltd.	152,587	3,331,780
FP Corp.	66,784	1,418,793
Fuji Electric Co., Ltd.	185,972	8,803,836
FUJIFILM Holdings Corp.	518,785	28,660,305
Fujitsu General Ltd.	88,895	1,715,778
Fujitsu Ltd.	271,710	40,858,408
Fukuoka Financial Group, Inc.	246,837	4,219,321
Fukuyama Transporting Co., Ltd.	47,801	1,205,754
Furukawa Electric Co., Ltd.	96,481	1,616,204
Fuyo General Lease Co., Ltd.	28,575	1,637,046
GLP J-REIT	6,430	8,282,102
GMO Internet, Inc.	83,580	1,637,881
GMO Payment Gateway, Inc.	58,888	4,888,832
Goldwin, Inc.	52,225	3,215,220
GS Yuasa Corp.	115,480	1,861,755
H.U. Group Holdings, Inc.	80,970	1,682,404
Hakuhodo DY Holdings, Inc.	339,048	3,465,724
Hamamatsu Photonics K.K.	185,753	8,706,833
Hankyu Hanshin Holdings, Inc.	316,907	8,511,125
Haseko Corp.	386,228	4,623,508
Hikari Tsushin, Inc.	33,546	3,807,156
Hino Motors Ltd.	398,465	2,223,933
Hirogin Holdings, Inc.	431,159	2,027,682
Hirose Electric Co., Ltd.	46,808	6,520,264
Hisamitsu Pharmaceutical Co., Inc.	107,389	2,825,697
Hitachi Construction Machinery Co., Ltd.	154,748	3,638,794
Hitachi Ltd.	1,362,222	71,211,030
Hitachi Metals Ltd. *	281,120	4,521,258
Hitachi Transport System Ltd.	48,748	3,217,152
Honda Motor Co., Ltd.	2,498,898	61,906,704
Horiba Ltd.	61,239	3,179,887
Hoshizaki Corp.	77,611	4,603,148
House Foods Group, Inc.	108,496	2,268,679
Hoya Corp.	524,045	56,256,065
Hulic Co., Ltd.	601,814	4,930,716
Ibiden Co., Ltd.	157,250	5,787,856
Idemitsu Kosan Co., Ltd.	349,716	9,514,602
IHI Corp.	188,099	5,300,314
Iida Group Holdings Co., Ltd.	207,735	3,286,103
Industrial & Infrastructure Fund Investment Corp.	2,949	4,364,644
INFRONEER Holdings, Inc.	375,412	2,719,764
Inpex Corp.	1,275,912	16,652,464
Internet Initiative Japan, Inc.	82,430	3,033,978
Isetan Mitsukoshi Holdings Ltd.	511,309	4,280,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Isuzu Motors Ltd.	747,080	8,774,829
Ito En Ltd.	84,002	3,571,775
ITOCHU Corp.	1,988,860	57,124,938
Itochu Techno-Solutions Corp.	147,165	3,677,838
Iwatani Corp.	75,576	3,148,878
Izumi Co., Ltd.	60,431	1,296,510
J Front Retailing Co., Ltd.	377,875	3,057,778
Japan Airlines Co., Ltd. *	232,286	4,236,021
Japan Airport Terminal Co., Ltd. *	76,914	3,168,753
Japan Exchange Group, Inc.	794,090	12,552,233
Japan Hotel REIT Investment Corp.	6,615	3,434,895
Japan Logistics Fund, Inc.	1,249	3,145,680
Japan Metropolitan Fund Invest	9,901	8,381,351
Japan Post Bank Co., Ltd.	603,689	4,622,284
Japan Post Holdings Co., Ltd.	3,257,936	24,301,880
Japan Post Insurance Co., Ltd.	288,110	4,761,334
Japan Prime Realty Investment Corp.	1,362	4,346,076
Japan Real Estate Investment Corp.	1,870	9,288,585
Japan Tobacco, Inc.	1,733,465	31,537,758
JCR Pharmaceuticals Co., Ltd.	82,222	1,511,563
Jeol Ltd.	61,481	3,010,846
JFE Holdings, Inc.	735,237	9,070,085
JGC Holdings Corp.	335,258	4,714,382
JSR Corp.	270,728	8,586,189
JTEKT Corp.	343,127	2,616,562
Justsystems Corp.	52,244	1,912,777
Kadokawa Corp.	141,526	3,311,386
Kagome Co., Ltd.	116,266	2,950,822
Kajima Corp.	648,999	6,992,208
Kakaku.com, Inc.	193,669	3,847,938
Kaken Pharmaceutical Co., Ltd.	50,290	1,407,315
Kamigumi Co., Ltd.	136,456	2,708,012
Kaneka Corp.	86,229	2,218,648
Kansai Paint Co., Ltd.	282,430	3,519,261
Kao Corp.	684,133	27,632,283
Katitas Co., Ltd.	68,348	1,554,028
Kawasaki Heavy Industries Ltd.	205,364	4,021,236
Kawasaki Kisen Kaisha Ltd.	121,945	9,706,687
KDDI Corp.	2,429,840	84,731,332
Keihan Holdings Co., Ltd.	146,187	3,377,261
Keikyu Corp.	380,006	3,984,827
Keio Corp.	169,450	5,670,506
Keisei Electric Railway Co., Ltd.	208,100	5,435,237
Kenedix Office Investment Corp.	547	2,814,832
Kewpie Corp.	155,288	2,567,512
Keyence Corp.	265,279	106,383,797
Kikkoman Corp.	269,647	14,378,938
Kinden Corp.	171,423	1,978,803
Kintetsu Group Holdings Co., Ltd.	264,387	7,737,705
Kirin Holdings Co., Ltd.	1,130,960	17,516,715
Kobayashi Pharmaceutical Co., Ltd.	91,479	6,150,984
Kobe Bussan Co., Ltd.	199,931	4,856,655
Kobe Steel Ltd.	473,810	2,504,495
Koei Tecmo Holdings Co., Ltd.	110,067	3,901,477
Koito Manufacturing Co., Ltd.	169,000	6,194,061
Kokuyo Co., Ltd.	137,360	1,761,779
Komatsu Ltd.	1,343,794	33,384,629
Konami Holdings Corp.	138,813	9,495,545
Konica Minolta, Inc.	696,644	2,339,385
Kose Corp.	42,530	3,861,405
Kotobuki Spirits Co., Ltd.	26,519	1,463,601
K's Holdings Corp.	326,605	3,269,985
Kubota Corp.	1,601,988	29,562,902
Kuraray Co., Ltd.	520,579	4,350,130
Kurita Water Industries Ltd.	163,271	6,326,759
Kusuri no Aoki Holdings Co., Ltd.	24,205	1,031,081
Kyocera Corp.	446,144	25,202,133
Kyowa Kirin Co., Ltd.	363,273	7,841,806
Kyudenko Corp.	58,862	1,223,499

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kyushu Electric Power Co., Inc.	694,253	4,517,002
Kyushu Financial Group, Inc.	581,093	1,702,919
Kyushu Railway Co.	238,183	4,769,400
LaSalle Logiport REIT	2,538	3,612,327
Lasertec Corp.	112,154	16,372,592
Lawson, Inc.	72,822	2,581,277
Lintec Corp.	76,296	1,423,378
Lion Corp.	376,643	4,213,061
Lixil Corp.	384,296	7,345,671
M3, Inc.	629,643	18,290,457
Mabuchi Motor Co., Ltd.	74,898	2,066,834
Makita Corp.	353,020	9,667,608
Marubeni Corp.	2,296,467	24,161,593
Marui Group Co., Ltd.	282,738	5,373,659
Maruichi Steel Tube Ltd.	96,428	2,233,709
MatsukiyoCocokara & Co.	179,144	6,893,100
Mazda Motor Corp.	830,303	7,028,644
Mebuki Financial Group, Inc.	1,450,710	2,740,274
Medipal Holdings Corp.	217,243	3,044,729
MEIJI Holdings Co., Ltd.	193,906	9,556,252
Menicon Co., Ltd.	76,708	1,606,965
MINEBEA MITSUMI, Inc.	590,120	11,055,146
MISUMI Group, Inc.	403,024	9,138,490
Mitsubishi Chemical Holdings Corp.	1,871,793	11,148,259
Mitsubishi Corp.	1,758,500	60,596,451
Mitsubishi Electric Corp.	2,859,233	31,471,677
Mitsubishi Estate Co., Ltd.	1,657,309	24,593,283
Mitsubishi Gas Chemical Co., Inc.	272,379	4,427,257
Mitsubishi HC Capital, Inc.	937,563	4,467,536
Mitsubishi Heavy Industries Ltd.	421,925	16,038,037
Mitsubishi Logistics Corp.	91,445	2,160,930
Mitsubishi Materials Corp.	192,857	2,968,299
Mitsubishi Motors Corp. *	947,830	2,836,601
Mitsubishi UFJ Financial Group, Inc.	17,946,932	101,798,564
Mitsui & Co., Ltd.	2,308,672	58,001,694
Mitsui Chemicals, Inc.	256,926	6,301,073
Mitsui Fudosan Co., Ltd.	1,353,939	29,647,838
Mitsui Fudosan Logistics Park, Inc.	858	3,708,251
Mitsui High-Tec, Inc.	34,235	2,951,270
Mitsui Mining & Smelting Co., Ltd.	82,259	2,177,247
Mitsui OSK Lines Ltd.	483,702	12,953,114
Miura Co., Ltd.	146,315	3,301,741
Mizuho Financial Group, Inc.	3,709,082	43,795,682
Money Forward, Inc. *	66,404	1,860,830
MonotaRO Co., Ltd.	347,364	5,097,930
Mori Hills Reit Investment Corp.	2,329	2,755,442
Morinaga & Co., Ltd.	60,179	1,833,742
Morinaga Milk Industry Co., Ltd.	61,546	2,212,680
MS&AD Insurance Group Holdings, Inc.	673,911	21,441,313
Murata Manufacturing Co., Ltd.	836,504	53,970,098
Nabtesco Corp.	163,666	3,905,745
Nagase & Co., Ltd.	165,127	2,329,710
Nagoya Railroad Co., Ltd.	290,319	4,777,530
Nankai Electric Railway Co., Ltd.	159,329	2,977,395
NEC Corp.	389,166	15,760,852
NEC Networks & System Integration Corp.	96,548	1,369,661
NET One Systems Co., Ltd.	112,785	2,435,514
Nexon Co., Ltd.	605,344	15,057,723
NGK Insulators Ltd.	382,871	5,702,366
NGK Spark Plug Co., Ltd.	286,713	5,444,750
NH Foods Ltd.	144,839	4,413,455
NHK Spring Co., Ltd.	247,450	1,775,400
Nichirei Corp.	155,453	2,740,623
Nidec Corp.	680,610	45,917,169
Nifco, Inc.	125,270	2,931,033
Nihon Kohden Corp.	114,647	2,727,038
Nihon M&A Center Holdings, Inc.	384,562	4,475,023
SECURITY	NUMBER OF SHARES	VALUE ($)
Nikon Corp.	489,034	6,101,283
Nintendo Co., Ltd.	154,179	68,816,963
Nippon Accommodations Fund, Inc.	661	3,442,575
Nippon Building Fund, Inc.	2,187	11,900,190
Nippon Electric Glass Co., Ltd.	119,611	2,537,358
Nippon Express Holdings, Inc.	101,176	5,859,234
Nippon Kayaku Co., Ltd.	254,981	2,206,023
Nippon Paint Holdings Co., Ltd.	1,503,341	11,195,155
Nippon Prologis REIT, Inc.	3,452	9,203,902
Nippon Sanso Holdings Corp.	210,944	3,974,723
Nippon Shinyaku Co., Ltd.	74,884	4,639,321
Nippon Shokubai Co., Ltd.	48,656	1,996,997
Nippon Steel Corp.	1,196,749	20,935,782
Nippon Telegraph & Telephone Corp.	1,746,411	53,093,501
Nippon Yusen K.K.	234,744	19,524,745
Nipro Corp.	178,440	1,420,363
Nishi-Nippon Railroad Co., Ltd.	107,122	2,283,249
Nissan Chemical Corp.	196,773	11,135,353
Nissan Motor Co., Ltd.	2,877,929	11,198,968
Nisshin Seifun Group, Inc.	384,570	4,502,020
Nissin Foods Holdings Co., Ltd.	102,355	6,699,282
Nitori Holdings Co., Ltd.	109,088	11,032,181
Nitto Denko Corp.	211,243	15,353,275
NOF Corp.	100,446	3,837,631
NOK Corp.	179,103	1,605,237
Nomura Holdings, Inc.	4,483,583	17,736,371
Nomura Real Estate Holdings, Inc.	169,384	4,246,286
Nomura Real Estate Master Fund, Inc.	6,505	8,484,893
Nomura Research Institute Ltd.	406,500	11,217,498
NS Solutions Corp.	52,752	1,545,921
NSK Ltd.	641,720	3,656,425
NTT Data Corp.	930,326	14,637,023
Obayashi Corp.	999,126	7,090,847
OBIC Business Consultants Co., Ltd.	49,258	1,711,557
OBIC Co., Ltd.	99,113	14,699,958
Odakyu Electric Railway Co., Ltd.	456,093	6,030,660
Oji Holdings Corp.	1,276,385	5,625,639
OKUMA Corp.	48,244	1,953,836
Olympus Corp.	1,551,260	32,443,274
Omron Corp.	269,300	15,545,274
Ono Pharmaceutical Co., Ltd.	621,809	16,453,324
Open House Group Co., Ltd.	112,432	4,693,224
Oracle Corp. Japan	48,770	2,964,603
Oriental Land Co., Ltd.	276,960	41,335,707
ORIX Corp.	1,757,576	33,492,927
Orix JREIT, Inc.	3,828	5,540,624
Osaka Gas Co., Ltd.	570,940	10,678,080
OSG Corp.	121,490	1,562,952
Otsuka Corp.	150,138	4,767,490
Otsuka Holdings Co., Ltd.	607,193	20,243,700
PALTAC Corp.	44,892	1,533,681
Pan Pacific International Holdings Corp.	578,237	8,913,242
Panasonic Holdings Corp.	3,133,205	28,836,836
Park24 Co., Ltd. *	161,324	2,545,670
Penta-Ocean Construction Co., Ltd.	434,640	2,142,032
PeptiDream, Inc. *	132,192	1,655,419
Persol Holdings Co., Ltd.	241,747	4,711,102
Pigeon Corp.	163,829	2,348,328
Pola Orbis Holdings, Inc.	112,495	1,379,899
Rakus Co. Ltd.	140,811	1,751,313
Rakuten Group, Inc.	1,226,183	6,900,824
Recruit Holdings Co., Ltd.	2,103,300	77,399,216
Relo Group, Inc.	154,077	2,554,676
Renesas Electronics Corp. *	1,453,296	17,216,550
Rengo Co., Ltd.	330,876	1,784,974
RENOVA, Inc. *	65,505	971,538
Resona Holdings, Inc.	3,185,482	11,848,522

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resorttrust, Inc.	115,598	1,913,080
Ricoh Co., Ltd.	891,436	7,511,498
Rinnai Corp.	53,685	3,701,550
Rohm Co., Ltd.	121,116	9,998,460
Rohto Pharmaceutical Co., Ltd.	143,597	3,689,130
Ryohin Keikaku Co., Ltd.	345,939	3,686,753
Sankyo Co., Ltd.	72,737	2,419,949
Sankyu, Inc.	72,233	2,167,355
Santen Pharmaceutical Co., Ltd.	543,586	4,402,943
Sanwa Holdings Corp.	306,413	2,943,966
Sapporo Holdings Ltd.	97,615	2,120,069
Sawai Group Holdings Co., Ltd.	57,853	1,708,900
SBI Holdings, Inc.	358,636	7,295,662
SCREEN Holdings Co., Ltd.	57,190	5,276,888
SCSK Corp.	195,297	3,268,486
Secom Co., Ltd.	283,009	18,692,740
Sega Sammy Holdings, Inc.	294,813	5,490,862
Seibu Holdings, Inc.	299,684	3,135,564
Seiko Epson Corp.	385,170	6,458,173
Seino Holdings Co., Ltd.	203,863	1,629,066
Sekisui Chemical Co., Ltd.	488,416	7,023,744
Sekisui House Ltd.	833,700	14,792,027
Sekisui House REIT, Inc.	6,208	3,836,418
Seven & i Holdings Co., Ltd.	1,134,227	47,698,458
Seven Bank Ltd.	1,005,069	1,890,681
SG Holdings Co., Ltd.	638,395	11,517,858
Sharp Corp.	296,178	2,415,101
SHIFT, Inc. *	16,066	2,482,740
Shikoku Electric Power Co., Inc.	233,761	1,406,436
Shimadzu Corp.	390,504	14,373,170
Shimamura Co., Ltd.	33,662	2,852,158
Shimano, Inc.	115,304	20,422,105
Shimizu Corp.	818,638	4,359,027
Shin-Etsu Chemical Co., Ltd.	583,090	83,104,319
Shinko Electric Industries Co., Ltd.	100,735	3,715,555
Shinsei Bank Ltd.	106,482	1,586,739
Shionogi & Co., Ltd.	399,898	21,377,423
Ship Healthcare Holdings, Inc.	117,502	2,096,211
Shiseido Co., Ltd.	573,977	24,209,252
SHO-BOND Holdings Co., Ltd.	66,777	3,000,280
Shochiku Co., Ltd. *	17,189	1,806,485
Showa Denko K.K.	252,701	4,891,177
Skylark Holdings Co., Ltd. *	325,324	3,904,546
SMC Corp.	85,836	44,444,292
SMS Co., Ltd.	77,437	1,805,830
Softbank Corp.	3,982,197	45,813,297
SoftBank Group Corp.	1,942,171	81,207,492
Sohgo Security Services Co., Ltd.	96,810	2,682,791
Sojitz Corp.	343,142	5,438,739
Sompo Holdings, Inc.	468,764	21,309,276
Sony Group Corp.	1,821,799	171,565,898
Sotetsu Holdings, Inc.	113,496	1,962,988
Square Enix Holdings Co., Ltd.	112,211	5,591,142
Stanley Electric Co., Ltd.	211,350	3,847,656
Subaru Corp.	897,281	15,536,503
Sugi Holdings Co., Ltd.	50,637	2,129,474
SUMCO Corp.	402,947	6,568,307
Sumitomo Bakelite Co., Ltd.	48,468	1,637,012
Sumitomo Chemical Co., Ltd.	2,176,506	8,983,829
Sumitomo Corp.	1,648,550	23,707,237
Sumitomo Electric Industries Ltd.	1,104,593	12,239,864
Sumitomo Forestry Co., Ltd.	207,781	3,197,997
Sumitomo Heavy Industries Ltd.	168,137	3,960,163
Sumitomo Metal Mining Co., Ltd.	346,814	14,600,992
Sumitomo Mitsui Financial Group, Inc.	1,907,441	58,152,152
Sumitomo Mitsui Trust Holdings, Inc.	537,393	16,199,697
Sumitomo Pharma Co., Ltd.	241,256	2,068,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Realty & Development Co., Ltd.	587,870	15,879,733
Sumitomo Rubber Industries Ltd.	253,488	2,319,215
Sundrug Co., Ltd.	98,088	2,128,817
Suntory Beverage & Food Ltd.	186,675	6,986,981
Suzuken Co., Ltd.	114,406	3,117,051
Suzuki Motor Corp.	666,636	19,784,805
Sysmex Corp.	280,130	18,284,827
T&D Holdings, Inc.	769,826	8,820,580
Taiheiyo Cement Corp.	161,110	2,410,795
Taisei Corp.	242,263	7,250,282
Taisho Pharmaceutical Holdings Co., Ltd.	64,242	2,476,896
Taiyo Yuden Co., Ltd.	179,828	7,422,649
Takara Bio, Inc.	89,432	1,268,016
Takara Holdings, Inc.	265,302	1,973,602
Takashimaya Co., Ltd.	203,780	2,027,583
Takeda Pharmaceutical Co., Ltd.	2,237,783	64,413,778
TDK Corp.	532,614	18,485,923
TechnoPro Holdings, Inc.	161,212	3,726,880
Teijin Ltd.	268,236	2,762,740
Terumo Corp.	966,606	31,332,326
The Bank of Kyoto Ltd.	105,624	4,523,986
The Chiba Bank Ltd.	903,940	4,644,598
The Chugoku Bank Ltd.	273,736	1,957,613
The Chugoku Electric Power Co., Inc.	449,662	2,981,551
The Hachijuni Bank Ltd.	670,652	2,340,726
The Iyo Bank Ltd.	415,164	2,020,231
The Japan Steel Works Ltd.	92,262	2,320,087
The Kansai Electric Power Co., Inc.	1,081,411	10,541,330
The Shizuoka Bank Ltd.	744,200	4,344,469
The Yokohama Rubber Co., Ltd.	154,410	1,985,263
THK Co., Ltd.	167,224	3,431,702
TIS, Inc.	360,523	9,458,317
Tobu Railway Co., Ltd.	301,676	6,770,093
Toda Corp.	370,001	1,944,270
Toho Co., Ltd.	159,996	6,330,441
Toho Gas Co., Ltd.	135,527	2,924,505
Tohoku Electric Power Co., Inc.	702,142	3,891,541
Tokai Carbon Co., Ltd.	282,652	2,388,299
Tokio Marine Holdings, Inc.	937,765	54,423,829
Tokyo Century Corp.	90,819	3,046,243
Tokyo Electric Power Co. Holdings, Inc. *	2,297,638	8,590,803
Tokyo Electron Ltd.	217,440	99,689,931
Tokyo Gas Co., Ltd.	616,405	12,031,505
Tokyo Ohka Kogyo Co., Ltd.	55,953	3,214,215
Tokyo Tatemono Co., Ltd.	290,098	3,867,372
Tokyu Corp.	712,034	8,091,987
Tokyu Fudosan Holdings Corp.	903,457	4,663,185
Toppan, Inc.	394,630	7,438,904
Toray Industries, Inc.	2,239,589	11,599,659
Toshiba Corp.	617,624	27,701,741
Toshiba TEC Corp.	35,372	1,116,330
Tosoh Corp.	410,903	5,988,908
TOTO Ltd.	213,122	7,214,787
Toyo Seikan Group Holdings Ltd.	197,743	2,115,079
Toyo Suisan Kaisha Ltd.	131,164	4,909,283
Toyo Tire Corp.	147,512	1,976,841
Toyoda Gosei Co., Ltd.	113,402	1,797,401
Toyota Boshoku Corp.	92,514	1,500,849
Toyota Industries Corp.	237,498	15,323,047
Toyota Motor Corp.	17,882,203	295,036,541
Toyota Tsusho Corp.	329,631	12,619,477
Trend Micro, Inc.	170,859	10,054,045
TS Tech Co., Ltd.	160,014	1,629,432
Tsumura & Co.	105,401	2,407,972
Tsuruha Holdings, Inc.	51,628	2,825,303
UBE Corp.	154,255	2,376,567

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulvac, Inc.	73,731	3,140,782
Unicharm Corp.	576,972	19,832,642
United Urban Investment Corp.	4,173	4,664,600
Ushio, Inc.	177,855	2,467,808
USS Co., Ltd.	312,442	5,705,051
Welcia Holdings Co., Ltd.	147,738	2,980,140
West Japan Railway Co.	334,797	12,374,828
Yakult Honsha Co., Ltd.	197,409	10,879,784
Yamada Holdings Co., Ltd.	1,095,713	3,866,872
Yamaguchi Financial Group, Inc.	346,892	1,938,788
Yamaha Corp.	225,699	9,333,582
Yamaha Motor Co., Ltd.	449,224	9,124,508
Yamato Holdings Co., Ltd.	501,609	8,679,557
Yamato Kogyo Co., Ltd.	49,357	1,645,937
Yamazaki Baking Co., Ltd.	180,593	2,102,906
Yaoko Co., Ltd.	33,011	1,655,105
Yaskawa Electric Corp.	374,604	13,059,963
Yokogawa Electric Corp.	351,826	6,339,404
Z Holdings Corp.	3,826,381	12,676,774
Zenkoku Hosho Co., Ltd.	80,146	2,663,330
Zensho Holdings Co., Ltd.	145,198	3,349,898
Zeon Corp.	217,765	2,315,695
ZOZO, Inc.	158,164	3,374,870
		5,600,417,379

Netherlands 3.4%
Aalberts N.V.	144,592	7,159,208
ABN AMRO Bank N.V.	603,084	7,045,215
Adyen N.V. *	43,474	67,398,301
Aegon N.V. (a)	2,615,293	13,932,518
Akzo Nobel N.V.	253,340	22,064,044
ArcelorMittal S.A.	860,319	27,607,027
ASM International N.V.	70,191	21,756,835
ASML Holding N.V.	563,144	323,351,624
ASR Nederland N.V.	192,321	8,756,014
BE Semiconductor Industries N.V.	105,829	6,457,516
CTP N.V.	105,950	1,486,836
Heineken Holding N.V.	155,512	12,302,835
Heineken N.V.	349,323	35,108,591
IMCD N.V.	84,809	12,691,973
ING Groep N.V.	5,547,797	62,544,942
InPost S.A. *	303,062	2,074,546
JDE Peet's N.V.	127,928	3,741,270
Just Eat Takeaway.com N.V *	259,844	5,787,060
Koninklijke Ahold Delhaize N.V.	1,431,231	39,411,062
Koninklijke DSM N.V.	243,286	40,995,542
Koninklijke KPN N.V.	4,798,414	17,441,040
Koninklijke Philips N.V.	1,288,281	33,107,901
Koninklijke Vopak N.V.	98,060	2,804,749
NN Group N.V.	454,398	22,542,495
Prosus N.V. *	1,300,703	67,272,288
Randstad N.V.	163,517	9,206,807
Signify N.V.	187,633	7,473,248
Unibail-Rodamco-Westfield *	151,987	10,662,824
Universal Music Group N.V.	1,105,992	24,750,343
Wolters Kluwer N.V.	375,789	37,092,240
		954,026,894

New Zealand 0.3%
Auckland International Airport Ltd. *	1,706,948	8,311,312
Contact Energy Ltd.	1,182,923	5,736,678
EBOS Group Ltd.	155,982	4,112,228
Fisher & Paykel Healthcare Corp., Ltd.	846,483	11,571,383
Fletcher Building Ltd.	1,218,389	4,298,659
Infratil Ltd.	750,077	3,779,154
Kiwi Property Group Ltd.	2,260,406	1,515,554
SECURITY	NUMBER OF SHARES	VALUE ($)
Mainfreight Ltd.	120,678	5,967,851
Mercury NZ Ltd.	1,064,689	3,811,827
Meridian Energy Ltd.	1,871,071	5,724,477
Ryman Healthcare Ltd. (a)	578,386	3,765,004
SKYCITY Entertainment Group Ltd.	1,221,346	2,082,993
Spark New Zealand Ltd.	2,774,783	8,778,352
The a2 Milk Co., Ltd. *	1,101,006	3,726,840
		73,182,312

Norway 0.7%
Adevinta A.S.A. *	414,128	3,453,747
Aker A.S.A., A Shares	36,485	3,481,341
Aker BP A.S.A.	188,383	8,172,007
DNB Bank A.S.A.	1,498,674	30,314,004
Equinor A.S.A.	1,413,728	54,228,974
Gjensidige Forsikring A.S.A.	246,466	5,369,413
Leroy Seafood Group A.S.A.	369,876	2,901,737
Mowi A.S.A.	650,072	16,921,359
Nordic Semiconductor A.S.A. *	231,336	4,529,172
Norsk Hydro A.S.A.	1,976,164	15,799,726
Orkla A.S.A.	1,128,541	8,849,984
Salmar A.S.A.	82,437	6,103,391
Schibsted A.S.A., A Shares	116,715	2,459,523
Schibsted A.S.A., B Shares	143,293	2,632,432
Telenor A.S.A.	932,900	12,856,191
Tomra Systems A.S.A.	338,984	6,892,402
Yara International A.S.A.	241,147	12,456,624
		197,422,027

Poland 0.2%
Allegro.eu S.A. *	573,983	3,370,331
Bank Polska Kasa Opieki S.A.	233,307	5,086,942
CD Projekt S.A.	93,894	2,385,802
Cyfrowy Polsat S.A.	403,418	2,116,922
Dino Polska S.A. *	68,665	4,802,624
KGHM Polska Miedz S.A.	202,197	6,881,984
LPP S.A.	1,726	4,141,092
Pepco Group N.V. *	156,661	1,416,281
Polski Koncern Naftowy Orlen S.A.	444,522	7,681,826
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,596,745	3,633,688
Powszechna Kasa Oszczednosci Bank Polski S.A. *	1,230,472	9,173,114
Powszechny Zaklad Ubezpieczen S.A.	800,652	6,062,439
Santander Bank Polska S.A.	42,495	2,559,826
		59,312,871

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	505,213	0
EDP - Energias de Portugal S.A.	4,147,216	20,756,316
EDP Renovaveis S.A.	359,055	8,785,124
Galp Energia, SGPS, S.A.	751,320	9,867,479
Jeronimo Martins, SGPS, S.A.	398,822	8,147,429
		47,556,348

Republic of Korea 4.5%
Alteogen, Inc. *	39,378	1,836,494
Amorepacific Corp.	54,354	7,183,058
AMOREPACIFIC Group	49,136	1,828,898
BNK Financial Group, Inc.	453,331	2,891,029
Celltrion Healthcare Co., Ltd.	107,113	5,350,455
Celltrion Pharm, Inc. *	32,065	2,120,043
Celltrion, Inc.	158,571	20,571,165
Cheil Worldwide, Inc.	129,168	2,714,491

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CJ CheilJedang Corp.	13,402	4,262,599
CJ Corp.	21,896	1,511,412
CJ ENM Co., Ltd.	17,783	1,709,019
CJ Logistics Corp. *	12,531	1,311,643
Coway Co., Ltd.	84,474	4,881,903
Daewoo Engineering & Construction Co., Ltd. *	250,171	1,324,458
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	79,508	1,417,032
DB Insurance Co., Ltd.	69,518	3,652,336
DGB Financial Group, Inc.	269,604	1,891,499
DL E&C Co., Ltd.	51,796	2,189,566
Doosan Enerbility Co., Ltd. *	422,030	7,078,179
Ecopro BM Co., Ltd.	13,339	5,444,710
E-MART, Inc.	29,791	2,793,207
F&F Co., Ltd.	25,234	2,977,824
Fila Holdings Corp.	81,392	2,085,456
Green Cross Corp.	9,021	1,399,961
GS Engineering & Construction Corp.	92,843	2,986,705
GS Holdings Corp.	75,110	2,756,219
GS Retail Co., Ltd.	61,985	1,350,223
Hana Financial Group, Inc.	423,316	16,936,746
Hanjin Kal Corp. *	39,025	1,779,025
Hankook Tire & Technology Co., Ltd.	105,925	3,052,236
Hanmi Pharm Co., Ltd.	12,512	3,130,023
Hanon Systems	234,621	2,171,363
Hanwha Aerospace Co., Ltd.	61,211	2,666,726
Hanwha Corp.	85,573	1,998,917
Hanwha Solutions Corp. *	149,110	4,706,390
HD Hyundai Co., Ltd.	76,937	3,886,649
HLB, Inc. *	130,600	4,803,023
HMM Co., Ltd.	622,638	16,330,911
Hotel Shilla Co., Ltd.	46,024	2,901,610
HYBE Co., Ltd. *	27,239	5,085,846
Hyundai Department Store Co., Ltd.	26,242	1,675,653
Hyundai Doosan Infracore Co., Ltd. *	197,828	1,023,359
Hyundai Engineering & Construction Co., Ltd.	111,665	3,908,094
Hyundai Glovis Co., Ltd.	29,149	4,994,817
Hyundai Heavy Industries Co., Ltd. *	22,639	2,177,531
Hyundai Marine & Fire Insurance Co., Ltd.	89,670	2,275,815
Hyundai Mipo Dockyard Co., Ltd. *	31,752	2,150,677
Hyundai Mobis Co., Ltd.	91,308	16,125,766
Hyundai Motor Co.	198,559	30,412,973
Hyundai Steel Co.	114,470	3,816,592
Hyundai Wia Corp.	27,566	1,479,456
Iljin Materials Co., Ltd.	27,510	1,998,989
Industrial Bank of Korea	391,298	3,558,117
Kakao Corp.	400,042	27,484,295
Kakao Games Corp. *	43,456	2,195,280
KakaoBank Corp. *	196,436	6,454,190
Kangwon Land, Inc. *	172,848	3,925,823
KB Financial Group, Inc.	566,416	27,652,382
KCC Corp.	6,714	1,893,943
Kia Corp.	377,920	26,178,261
Korea Aerospace Industries Ltd.	101,308	4,298,957
Korea Electric Power Corp. *	373,321	7,045,785
Korea Gas Corp.	40,000	1,433,883
Korea Investment Holdings Co., Ltd.	68,735	3,977,874
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	63,436	4,686,429
Korea Zinc Co., Ltd.	14,596	7,019,576
Korean Air Lines Co., Ltd. *	260,802	6,123,746
Krafton, Inc. *	40,855	8,569,247
KT&G Corp.	157,770	10,839,355
Kumho Petrochemical Co., Ltd.	26,620	3,442,612
L&F Co., Ltd. *	32,130	6,744,391
SECURITY	NUMBER OF SHARES	VALUE ($)
LG Chem Ltd.	66,629	31,504,983
LG Corp.	135,584	8,789,070
LG Display Co., Ltd.	339,995	4,767,954
LG Electronics, Inc.	149,810	12,714,234
LG Household & Health Care Ltd.	14,025	8,320,684
LG Innotek Co., Ltd.	21,215	6,601,823
LG Uplus Corp.	310,721	3,478,408
Lotte Chemical Corp.	21,188	3,502,220
LOTTE Fine Chemical Co., Ltd.	28,195	1,912,028
Lotte Shopping Co., Ltd.	18,985	1,557,531
Mando Corp.	54,151	2,398,541
Mirae Asset Securities Co., Ltd.	700,796	4,622,127
NAVER Corp.	204,544	47,614,510
NCSoft Corp.	24,926	9,166,933
Netmarble Corp.	26,067	1,759,291
NH Investment & Securities Co., Ltd.	253,457	2,212,525
OCI Co., Ltd.	28,614	2,983,516
Orion Corp.	32,988	2,597,018
Pan Ocean Co., Ltd.	264,541	1,625,050
Pearl Abyss Corp. *	45,492	2,331,226
POSCO Chemical Co., Ltd.	40,697	4,292,724
POSCO Holdings, Inc.	96,870	22,628,055
Posco International Corp.	94,062	1,798,065
S-1 Corp.	31,781	1,849,525
Samsung Biologics Co., Ltd. *	22,095	15,126,467
Samsung C&T Corp.	123,846	12,112,323
Samsung Card Co., Ltd.	44,722	1,230,831
Samsung Electro-Mechanics Co., Ltd.	83,459	10,422,256
Samsung Electronics Co., Ltd.	6,929,985	377,530,706
Samsung Engineering Co., Ltd. *	235,422	4,671,524
Samsung Fire & Marine Insurance Co., Ltd.	52,212	8,398,147
Samsung Heavy Industries Co., Ltd. *	961,364	4,607,896
Samsung Life Insurance Co., Ltd.	99,422	5,472,549
Samsung SDI Co., Ltd.	78,894	36,666,707
Samsung SDS Co., Ltd.	52,469	6,297,807
Samsung Securities Co., Ltd.	100,197	3,211,131
SD Biosensor, Inc.	53,446	2,159,958
Seegene, Inc.	43,796	1,573,498
Shin Poong Pharmaceutical Co., Ltd. *	47,636	1,122,365
Shinhan Financial Group Co., Ltd.	729,462	25,382,589
Shinsegae, Inc.	10,836	2,220,276
SillaJen, Inc. *(b)	68,458	177,066
SK Biopharmaceuticals Co., Ltd. *	42,173	2,955,382
SK Bioscience Co., Ltd. *	31,324	3,430,651
SK Chemicals Co., Ltd.	20,625	2,150,521
SK Hynix, Inc.	760,011	66,344,316
SK IE Technology Co., Ltd. *	38,640	3,935,209
SK Innovation Co., Ltd. *	80,874	14,086,928
SK Square Co., Ltd. *	147,074	5,622,858
SK Telecom Co., Ltd.	86,987	4,014,676
SK, Inc.	54,665	10,957,743
SKC Co., Ltd.	28,286	3,680,930
S-Oil Corp.	60,335	5,657,016
Wemade Co., Ltd.	25,037	1,728,225
Woori Financial Group, Inc.	932,309	11,228,099
Yuhan Corp.	83,634	4,083,005
		1,251,820,613

Singapore 1.1%
Ascendas Real Estate Investment Trust	4,919,659	10,012,290
Ascott Residence Trust	2,961,448	2,505,857
CapitaLand Integrated Commercial Trust	7,174,139	11,460,620

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capitaland Investment Ltd.	3,774,316	10,875,008
CDL Hospitality Trusts	112,262	102,362
City Developments Ltd.	714,774	4,306,684
ComfortDelGro Corp., Ltd.	3,176,958	3,337,092
DBS Group Holdings Ltd.	2,657,138	59,969,254
Frasers Logistics & Commercial Trust	4,011,450	3,979,555
Genting Singapore Ltd.	9,155,237	5,209,049
Golden Agri-Resources Ltd.	10,404,968	2,163,116
Hutchison Port Holdings Trust, Class U	7,665,451	1,839,708
Jardine Cycle & Carriage Ltd.	146,382	3,128,596
Keppel Corp., Ltd.	2,153,734	10,824,442
Keppel DC REIT	1,914,360	2,876,637
Keppel REIT	3,414,483	2,864,290
Mapletree Commercial Trust	3,297,011	4,280,895
Mapletree Industrial Trust	2,874,582	5,200,207
Mapletree Logistics Trust	4,737,236	5,667,129
Mapletree North Asia Commercial Trust	3,607,593	3,184,177
NetLink NBN Trust	4,410,660	3,120,826
Olam Group Ltd.	1,107,445	1,235,970
Oversea-Chinese Banking Corp., Ltd.	5,122,851	44,206,964
SATS Ltd. *	1,027,541	3,282,974
Sembcorp Industries Ltd.	1,441,112	2,995,966
Sembcorp Marine Ltd. *	24,146,748	2,096,041
Singapore Airlines Ltd. *	1,931,759	7,806,510
Singapore Exchange Ltd.	1,189,205	8,266,922
Singapore Technologies Engineering Ltd.	2,190,059	6,565,864
Singapore Telecommunications Ltd.	10,977,005	20,738,524
Suntec Real Estate Investment Trust	3,107,367	3,807,992
United Overseas Bank Ltd.	1,892,291	40,733,465
UOL Group Ltd.	760,525	4,132,987
Venture Corp., Ltd.	399,910	5,227,505
Wilmar International Ltd.	3,152,012	9,587,782
		317,593,260

Spain 2.1%
Acciona S.A.	33,903	6,519,186
ACS, Actividades de Construccion y Servicios S.A.	319,351	9,031,565
Aena SME S.A. *	104,085	15,849,874
Amadeus IT Group S.A. *	625,121	38,733,181
Banco Bilbao Vizcaya Argentaria S.A.	9,811,204	53,381,567
Banco Santander S.A.	24,837,490	80,207,280
Bankinter S.A.	1,002,887	6,357,960
CaixaBank S.A.	6,451,478	23,276,737
Cellnex Telecom S.A.	891,481	40,138,605
Corp. ACCIONA Energias Renovables S.A.	76,865	2,995,588
Enagas S.A.	370,243	8,452,031
Endesa S.A.	466,601	10,311,829
Ferrovial S.A.	700,383	18,014,348
Ferrovial S.A. - interim shares *(b)	7,825	201,260
Fluidra S.A.	158,485	4,183,306
Grifols S.A.	493,531	10,357,136
Iberdrola S.A.	8,794,079	103,956,942
Industria de Diseno Textil S.A.	1,545,044	37,058,321
Inmobiliaria Colonial Socimi S.A.	505,857	4,142,820
Mapfre S.A.	1,505,258	2,786,413
Merlin Properties Socimi S.A.	488,078	5,505,647
Naturgy Energy Group S.A.	208,124	6,273,892
Red Electrica Corp. S.A.	626,081	12,937,595
Repsol S.A.	1,906,855	30,630,560
SECURITY	NUMBER OF SHARES	VALUE ($)
Siemens Gamesa Renewable Energy S.A. *	331,117	6,370,575
Telefonica S.A.	7,457,761	40,424,976
		578,099,194

Sweden 2.8%
Alfa Laval AB	465,269	12,535,701
Assa Abloy AB, B Shares	1,345,118	33,024,213
Atlas Copco AB, A RDS *	924,452	754,026
Atlas Copco AB, A Shares	3,729,632	41,681,577
Atlas Copco AB, B RDS *	539,216	439,810
Atlas Copco AB, B Shares	2,175,428	20,976,821
Beijer Ref AB	363,102	5,763,671
Boliden AB	400,890	16,787,664
Boliden AB, RDS *	397,490	628,921
Castellum AB	392,233	7,605,198
Electrolux AB, B Shares	333,086	5,160,566
Elekta AB, B Shares	534,462	4,151,734
Epiroc AB, A Shares	925,609	17,871,402
Epiroc AB, B Shares	544,475	9,126,849
EQT AB	409,380	11,975,547
Essity AB, B Shares	899,765	23,561,737
Evolution AB	237,645	24,809,821
Fastighets AB Balder, B Shares *	883,194	6,369,624
Getinge AB, B Shares	329,516	9,531,517
H & M Hennes & Mauritz AB, B Shares (a)	1,274,760	17,540,304
Hexagon AB, B Shares	2,739,853	33,297,238
Holmen AB, B Shares	139,243	7,133,186
Husqvarna AB, B Shares	625,034	5,623,207
Industrivarden AB, A Shares	339,101	8,768,972
Industrivarden AB, C Shares	251,251	6,499,786
Indutrade AB	400,575	9,023,905
Investment AB Latour, B Shares	208,931	5,118,822
Investor AB, A Shares	795,794	16,568,790
Investor AB, B Shares	2,631,685	49,230,194
Kinnevik AB, B Shares *	366,208	7,293,355
L E Lundbergfortagen AB, B Shares	120,878	5,939,098
Lifco AB, B Shares	341,835	7,019,328
Lundin Energy AB	283,352	13,698,926
Nibe Industrier AB, B Shares	1,775,191	15,440,940
Sagax AB, Class B	284,059	7,723,058
Samhallsbyggnadsbolaget i Norden AB	1,671,023	4,645,692
Sandvik AB	1,583,123	32,362,625
Securitas AB, B Shares	456,669	4,861,384
Sinch AB *	818,800	3,947,688
Skandinaviska Enskilda Banken AB, A Shares	2,137,691	23,553,898
Skanska AB, B Shares	528,332	9,093,856
SKF AB, B Shares	568,354	10,009,290
Svenska Cellulosa AB, S.C.A., B Shares	906,135	16,379,365
Svenska Handelsbanken AB, A Shares	2,225,334	21,853,816
Sweco AB, B Shares	292,731	3,461,794
Swedbank AB, A Shares	1,474,405	22,235,920
Swedish Match AB	2,280,935	23,523,567
Swedish Orphan Biovitrum AB *	263,673	5,503,266
Tele2 AB, B Shares	747,458	9,125,823
Telefonaktiebolaget LM Ericsson, B Shares	4,493,841	36,373,671
Telia Co. AB	3,745,980	15,322,923
Thule Group AB	157,104	5,247,693
Trelleborg AB, B Shares	358,419	8,338,009
Vitrolife AB	101,803	3,007,167

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, A Shares	297,919	5,444,585
Volvo AB, B Shares	2,215,912	38,743,609
		771,711,149

Switzerland 8.1%
ABB Ltd.	2,420,063	74,176,048
Adecco Group AG	234,892	9,137,888
Alcon, Inc.	672,525	50,375,353
ams-OSRAM AG *	371,075	4,544,803
Baloise Holding AG	66,606	11,326,251
Banque Cantonale Vaudoise	43,983	3,455,135
Barry Callebaut AG	5,168	11,332,884
Belimo Holding AG	13,512	5,398,880
BKW AG	26,498	3,018,707
Chocoladefabriken Lindt & Spruengli AG	149	15,451,046
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	1,604	16,131,198
Cie Financiere Richemont S.A.	753,053	83,550,348
Clariant AG *	337,895	6,472,017
Credit Suisse Group AG	3,761,077	26,406,602
DKSH Holding AG	53,541	4,468,499
Emmi AG	2,878	2,726,226
EMS-Chemie Holding AG	10,519	9,009,545
Flughafen Zuerich AG *	27,577	4,660,658
Geberit AG	51,067	28,012,131
Georg Fischer AG	123,090	6,921,445
Givaudan S.A.	13,621	50,047,637
Helvetia Holding AG	50,112	6,174,146
Holcim AG *	803,911	39,820,243
Julius Baer Group Ltd.	313,237	16,094,019
Kuehne & Nagel International AG	73,585	19,406,696
Logitech International S.A.	213,492	13,029,348
Lonza Group AG	108,006	65,036,840
Nestle S.A.	4,046,005	493,852,783
Novartis AG	3,090,187	280,020,492
Partners Group Holding AG	32,912	35,348,082
PSP Swiss Property AG	60,995	7,266,839
Roche Holding AG	1,032,896	351,715,878
Roche Holding AG, Bearer Shares	40,041	15,647,967
Schindler Holding AG	26,299	5,256,782
Schindler Holding AG, Participation Certificate	62,222	12,765,068
SGS S.A.	8,595	21,340,671
SIG Group AG *	488,148	10,663,835
Sika AG	225,195	62,374,704
Sonova Holding AG	77,697	27,478,257
Straumann Holding AG	148,574	18,902,091
Swiss Life Holding AG	45,148	25,575,467
Swiss Prime Site AG	107,305	10,802,705
Swiss Re AG	424,598	34,958,296
Swisscom AG	37,400	22,114,986
Tecan Group AG	18,531	6,004,620
Temenos AG	87,841	8,537,132
The Swatch Group AG	67,270	3,270,337
The Swatch Group AG, Bearer Shares	43,913	11,288,053
UBS Group AG	4,658,880	87,704,856
VAT Group AG	37,342	11,071,511
Vifor Pharma AG	76,305	13,321,832
Zurich Insurance Group AG	219,223	100,171,795
		2,263,639,632

United Kingdom 13.6%
3i Group plc	1,390,748	22,251,281
abrdn plc	3,190,398	7,840,673
Admiral Group plc	326,797	9,155,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Airtel Africa plc	1,488,419	2,900,070
Anglo American plc	1,790,118	87,694,038
Antofagasta plc	503,678	9,378,953
Ashtead Group plc	655,062	34,286,109
Associated British Foods plc	517,121	11,274,886
AstraZeneca plc	2,276,017	299,869,202
Auto Trader Group plc	1,364,073	10,136,055
Avast plc	835,922	5,116,909
AVEVA Group plc	175,345	5,034,090
Aviva plc	4,149,320	22,486,365
B&M European Value Retail S.A.	1,351,904	6,639,725
BAE Systems plc	4,683,882	44,627,402
Barclays plc	24,619,693	52,456,265
Barratt Developments plc	1,468,181	9,340,558
Bellway plc	180,936	5,326,865
Berkeley Group Holdings plc *	152,104	8,051,259
BP plc	28,169,600	154,168,048
British American Tobacco plc	3,355,044	148,077,212
BT Group plc	10,252,398	24,194,751
Bunzl plc	495,876	17,292,434
Burberry Group plc	576,606	12,448,310
Centrica plc *	8,786,642	8,768,237
Coca-Cola HBC AG	286,790	6,316,188
Compass Group plc	2,633,618	58,997,860
ConvaTec Group plc	2,389,953	6,506,044
CRH plc	1,134,165	46,791,014
Croda International plc	199,360	17,361,608
DCC plc	141,994	10,039,376
Dechra Pharmaceuticals plc	155,111	7,107,884
Deliveroo plc *	1,986,717	2,358,134
Derwent London plc	144,082	5,400,383
Diageo plc	3,378,072	156,458,842
Direct Line Insurance Group plc	1,905,763	6,179,916
Dr. Martens plc	903,238	2,463,391
DS Smith plc	1,823,465	7,041,417
easyJet plc *	546,248	3,563,346
Entain plc *	859,167	15,830,653
Experian plc	1,338,377	44,800,246
Ferguson plc	326,516	39,224,947
Flutter Entertainment plc *	259,967	31,977,309
Fresnillo plc	268,286	2,617,731
Glencore plc *	19,245,562	126,636,284
GSK plc	7,258,107	158,487,693
Halma plc	563,713	15,835,872
Hargreaves Lansdown plc	566,995	6,123,982
Hikma Pharmaceuticals plc	249,832	5,347,952
Hiscox Ltd.	503,264	5,863,132
HomeServe plc	413,929	6,067,076
Howden Joinery Group plc	828,760	7,125,484
HSBC Holdings plc	30,052,113	201,872,002
IMI plc	373,335	6,638,953
Imperial Brands plc	1,372,029	30,960,751
Informa plc *	2,178,801	14,965,386
InterContinental Hotels Group plc	271,798	16,894,416
Intermediate Capital Group plc	406,682	8,072,525
International Consolidated Airlines Group S.A. *(a)	1,688,838	2,716,744
Intertek Group plc	233,869	13,661,433
ITV plc	5,330,724	4,721,629
J Sainsbury plc	2,504,955	7,210,575
J.D. Sports Fashion plc	3,546,843	5,482,560
Johnson Matthey plc	277,391	7,376,472
Kingfisher plc	3,049,770	10,131,794
Land Securities Group plc	1,060,109	10,244,871
Legal & General Group plc	9,127,073	29,872,897
Lloyds Banking Group plc	103,772,554	58,709,175
London Stock Exchange Group plc	535,631	49,967,619
M&G plc	3,838,223	10,453,430
Meggitt plc *	1,143,618	11,170,087

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Melrose Industries plc	6,504,416	11,099,434
Mondi plc	705,353	13,676,592
National Grid plc	5,311,177	78,382,938
Natwest Group plc	7,436,766	21,388,170
Next plc	188,234	15,367,842
NMC Health plc *(b)	136,583	0
Ocado Group plc *	721,445	8,463,178
Pearson plc	1,102,065	10,478,105
Pennon Group plc	382,758	4,828,722
Persimmon plc	468,588	12,856,521
Phoenix Group Holdings plc	1,056,492	8,489,623
Prudential plc	4,054,773	53,018,632
Reckitt Benckiser Group plc	931,090	72,026,517
RELX plc	2,723,520	78,122,601
Renishaw plc	52,468	2,687,337
Rentokil Initial plc	2,740,669	17,484,475
Rightmove plc	1,250,716	9,470,273
Rio Tinto plc	1,594,352	115,538,287
Rolls-Royce Holdings plc *	12,185,294	13,313,090
Royal Mail plc	1,364,686	5,342,051
RS Group plc	693,217	8,461,409
Schroders plc	165,372	6,173,350
Segro plc	1,769,569	24,710,477
Severn Trent plc	368,623	13,542,376
Shell plc	11,230,433	336,362,977
Smith & Nephew plc	1,296,848	21,133,015
Smiths Group plc	571,077	11,191,774
Smurfit Kappa Group plc	374,501	15,174,271
Spirax-Sarco Engineering plc	108,679	14,470,682
SSE plc	1,563,138	34,908,799
St. James's Place plc	775,934	12,654,148
Standard Chartered plc	3,693,434	29,316,145
Tate & Lyle plc	617,738	5,796,194
Taylor Wimpey plc	5,317,597	8,718,998
Tesco plc	11,233,607	36,668,476
The British Land Co., plc	1,335,665	8,847,626
The Sage Group plc	1,535,595	12,707,246
The Weir Group plc	384,726	7,702,162
THG plc *	1,356,710	2,505,802
Travis Perkins plc	329,087	5,001,864
TUI AG *(a)	1,821,448	4,398,313
Unilever plc	3,751,731	180,857,698
United Utilities Group plc	989,791	13,197,845
Vodafone Group plc	39,745,751	65,409,562
Whitbread plc	303,013	10,398,789
Wise plc, Class A *	662,808	3,069,027
WPP plc	1,642,096	19,052,123
		3,786,928,013
Total Common Stocks (Cost $24,683,357,828)		27,420,999,783

PREFERRED STOCKS 0.7% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	93,460	7,293,670
Fuchs Petrolub SE	106,788	3,271,744
Henkel AG & Co. KGaA	253,541	17,301,288
Porsche Automobil Holding SE	224,886	18,342,819
Sartorius AG	34,618	13,928,949
Sixt SE	20,226	1,592,532
Volkswagen AG	265,868	44,054,576
		105,785,578

Italy 0.0%
Telecom Italia S.p.A. - RSP	8,390,508	2,561,674

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	42,137	3,170,833
Hyundai Motor Co., Ltd. 2nd	56,072	4,165,064
LG Chem Ltd.	13,672	3,226,822
LG Electronics, Inc.	54,354	2,403,139
LG Household & Health Care Ltd.	2,799	912,865
Samsung Electronics Co., Ltd.	1,217,307	59,724,002
		73,602,725

Spain 0.0%
Grifols S.A., B Shares	365,161	4,698,056
Total Preferred Stocks (Cost $170,220,572)		186,648,033

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Ecopro BM Co., Ltd.
expires 06/17/22, strike KRW 387,600.00 *	752	93,909
Total Rights (Cost $0)		93,909

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Magellan Financial Group Ltd.
expires 04/16/27 *	23,879	20,555
Total Warrants (Cost $0)		20,555

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	17,538,004	17,538,004
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	205,128,955	205,128,955
		222,666,959
Total Short-Term Investments (Cost $222,666,959)		222,666,959
Total Investments in Securities (Cost $25,076,245,359)		27,830,429,239

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	1,901	193,616,850	4,887,270

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $189,762,244.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,991,155,517	$—	$—	$20,991,155,517
Hong Kong	765,440,098	—	0*	765,440,098
Portugal	47,556,348	—	0*	47,556,348
Republic of Korea	1,251,643,547	—	177,066	1,251,820,613
Spain	577,897,934	—	201,260	578,099,194
United Kingdom	3,786,928,013	—	0*	3,786,928,013
Preferred Stocks[1]	186,648,033	—	—	186,648,033
Rights[1]	93,909	—	—	93,909
Warrants[1]	20,555	—	—	20,555
Short-Term Investments[1]	222,666,959	—	—	222,666,959
Futures Contracts[2]	4,887,270	—	—	4,887,270
Total	$27,834,938,183	$—	$378,326	$27,835,316,509

*	Level 3 amount shown includes securities determined to have no value at May 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 7.0%
29Metals Ltd. *	455,382	868,937
5E Advanced Materials, Inc. *	487,747	1,193,109
Abacus Property Group	818,487	1,720,325
Accent Group Ltd.	529,678	509,152
Alkane Resources Ltd. *	790,693	629,596
AMA Group Ltd. *(a)	1,088,144	163,922
Andromeda Metals Ltd. *(a)	5,335,764	382,761
ARB Corp.,Ltd.	122,771	2,820,874
Arena REIT	563,938	1,743,571
AUB Group Ltd.	152,366	2,047,184
Audinate Group Ltd. *	106,876	508,305
Aurelia Metals Ltd. *	2,219,293	541,283
Aussie Broadband Ltd. *	292,514	877,110
Austal Ltd.	569,103	808,327
Australian Agricultural Co., Ltd. *	519,096	767,089
Australian Clinical Labs Ltd.	216,538	803,074
Australian Ethical Investment Ltd.	204,257	814,672
Australian Finance Group Ltd.	365,088	494,983
Australian Strategic Materials Ltd. *	182,699	722,136
AVZ Minerals Ltd. *(a)(b)	4,271,362	2,389,967
Baby Bunting Group Ltd.	220,865	687,619
Bapcor Ltd.	596,072	2,638,244
Bega Cheese Ltd.	522,463	1,821,473
Bellevue Gold Ltd. *	1,718,859	1,085,060
Betmakers Technology Group Ltd. *(a)	1,230,723	432,601
Blackmores Ltd.	26,181	1,365,750
Bravura Solutions Ltd.	427,738	487,872
Breville Group Ltd.	240,736	3,681,792
Brickworks Ltd.	99,979	1,491,774
Bubs Australia Ltd *(a)	968,124	430,580
BWP Trust	836,318	2,477,722
BWX Ltd.	214,630	212,471
Calix Ltd. *	253,657	1,490,259
Capricorn Metals Ltd. *	531,089	1,432,472
Carnarvon Petroleum Ltd. *	2,603,496	410,876
Cedar Woods Properties Ltd.	116,773	355,173
Centuria Capital Group	1,190,563	1,895,991
Centuria Industrial REIT	908,480	2,235,324
Centuria Office REIT	810,655	1,180,492
Chalice Mining Ltd. *	553,739	2,526,348
Champion Iron Ltd.	776,003	4,230,659
Charter Hall Long Wale REIT	1,147,158	4,048,735
Charter Hall Retail REIT	859,422	2,644,812
Charter Hall Social Infrastructure REIT	572,561	1,490,937
City Chic Collective Ltd. *(a)	297,195	507,399
Clinuvel Pharmaceuticals Ltd.	64,919	739,992
Codan Ltd.	211,289	1,209,514
Collins Foods Ltd.	187,719	1,241,567
Cooper Energy Ltd. *	2,292,070	443,938
Core Lithium Ltd. *(a)	2,869,302	2,871,319
Coronado Global Resources, Inc.	1,296,661	1,990,541
Corporate Travel Management Ltd. *	189,030	3,006,266
SECURITY	NUMBER OF SHARES	VALUE ($)
Costa Group Holdings Ltd.	772,455	1,756,562
Credit Corp. Group Ltd.	96,615	1,612,768
Cromwell Property Group	2,464,941	1,396,898
Dacian Gold Ltd. *	1,730,012	235,795
Data#3 Ltd.	258,128	899,917
De Grey Mining Ltd. *	2,335,995	1,893,570
Dexus Industria REIT	358,784	826,169
Dicker Data Ltd.	86,562	773,707
Dubber Corp., Ltd. *(a)	487,773	335,908
Eagers Automotive Ltd.	337,617	2,639,866
Eclipx Group Ltd. *	531,842	900,380
Elders Ltd.	263,708	2,525,431
Electro Optic Systems Holdings Ltd. *(a)	236,386	342,534
Emeco Holdings Ltd.	972,168	575,342
EML Payments Ltd. *	536,715	577,519
Estia Health Ltd.	408,238	653,054
Event Hospitality & Entertainment Ltd. *	180,944	1,915,850
Fineos Corp., Ltd. *	238,160	300,686
Firefinch Ltd. *	2,043,179	1,626,898
G.U.D. Holdings Ltd.	239,958	1,976,096
G8 Education Ltd.	1,420,819	1,167,012
GDI Property Group Partnership	730,185	552,607
Genworth Mortgage Insurance Australia Ltd.	716,712	1,532,117
Gold Road Resources Ltd.	1,504,870	1,468,145
GrainCorp Ltd., Class A	397,732	2,801,774
Growthpoint Properties Australia Ltd.	484,168	1,364,959
GWA Group Ltd.	432,229	654,225
Hansen Technologies Ltd.	281,300	1,033,167
Healius Ltd.	990,169	3,047,177
Home Consortium Ltd.	247,519	994,323
HomeCo Daily Needs REIT	2,300,127	2,227,494
Hotel Property Investments	323,176	834,589
HUB24 Ltd. (a)	99,803	1,736,862
Humm Group Ltd. (a)	664,751	371,950
Imdex Ltd.	706,434	1,256,766
Imugene Ltd. *(a)	9,497,191	1,328,498
Incannex Healthcare Ltd. *(a)	2,187,741	635,597
Infomedia Ltd.	610,345	748,691
Ingenia Communities Group	636,029	1,875,209
Inghams Group Ltd.	332,473	679,723
Integral Diagnostics Ltd.	297,904	754,366
InvoCare Ltd.	248,764	1,979,020
ioneer Ltd. *	3,492,711	1,453,187
IPH Ltd.	275,577	1,561,712
IRESS Ltd.	321,610	2,415,501
Irongate Group	867,448	1,182,301
Jervois Global Ltd. *	2,537,231	1,474,267
Johns Lyng Group Ltd.	299,851	1,288,437
Jumbo Interactive Ltd.	90,130	1,022,191
Jupiter Mines Ltd.	1,624,982	256,450
Karoon Energy Ltd. *	856,225	1,252,994
Kelsian Group Ltd.	224,119	1,210,611
Kogan.com Ltd. *(a)	120,216	308,728
Lake Resources NL *(a)	2,052,224	2,281,852
Life360, Inc. *	275,153	734,257

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lifestyle Communities Ltd.	161,353	1,603,090
Link Administration Holdings Ltd.	854,262	2,696,341
Liontown Resources Ltd. *(a)	3,020,671	3,066,132
Lovisa Holdings Ltd.	91,357	986,956
MACA Ltd.	580,476	316,467
Macmahon Holdings Ltd.	3,444,509	432,411
Mayne Pharma Group Ltd. *	3,112,046	680,890
McMillan Shakespeare Ltd.	88,629	748,949
Megaport Ltd. *	229,824	1,205,157
Mesoblast Ltd. *(a)	1,065,575	752,924
Mincor Resources NL *	812,608	1,428,164
Monadelphous Group Ltd.	149,522	1,205,598
Money3 Corp., Ltd.	330,382	547,469
Mount Gibson Iron Ltd.	1,289,037	633,413
Myer Holdings Ltd.	1,465,760	473,158
MyState Ltd.	186,114	620,816
Nanosonics Ltd. *	407,932	1,120,773
National Storage REIT	1,963,485	3,394,499
nearmap Ltd. *	727,969	644,927
Neometals Ltd. *(a)	835,465	824,066
Netwealth Group Ltd.	144,862	1,349,878
New Hope Corp., Ltd. (a)	405,757	1,079,869
nib Holdings Ltd.	795,546	4,217,361
Nick Scali Ltd.	79,613	522,560
Nickel Mines Ltd.	2,130,692	1,964,060
Nine Entertainment Co. Holdings Ltd.	2,532,296	3,996,393
Novonix Ltd. *(a)	415,191	1,218,154
NRW Holdings Ltd.	758,748	1,094,018
Nuix Ltd. *	345,595	246,673
OFX Group Ltd. *	383,253	668,071
Omni Bridgeway Ltd. *	412,920	998,221
oOh!media Ltd.	819,994	811,747
Opthea Ltd. *	611,874	599,136
Pact Group Holdings Ltd.	321,865	505,649
Paladin Energy Ltd. *	3,816,765	2,176,675
Paradigm Biopharmaceuticals Ltd. *(a)	336,352	297,983
Pendal Group Ltd.	676,546	2,528,518
Perenti Global Ltd.	1,152,933	549,992
Perseus Mining Ltd.	2,123,862	2,955,691
PEXA Group Ltd. *	89,079	984,072
Pinnacle Investment Management Group Ltd.	163,066	965,047
PointsBet Holdings Ltd. *	399,007	850,096
PolyNovo Ltd. *(a)	1,011,367	895,997
PPK Group Ltd. *	78,953	164,247
Praemium Ltd. *	815,447	368,525
Premier Investments Ltd.	141,126	2,271,752
Ramelius Resources Ltd.	1,495,874	1,411,080
Redbubble Ltd. *(a)	332,459	234,912
Regis Healthcare Ltd.	238,225	386,213
Regis Resources Ltd.	1,195,379	1,732,160
Reliance Worldwide Corp., Ltd.	1,355,695	3,812,230
Resolute Mining Ltd. *	1,972,290	389,076
Rural Funds Group	655,633	1,420,361
Sandfire Resources Ltd.	721,389	2,856,535
Select Harvests Ltd.	199,295	840,630
Service Stream Ltd. *	1,005,944	678,317
Seven West Media Ltd. *	1,658,450	594,844
SG Fleet Group Ltd.	217,515	376,043
Sigma Healthcare Ltd.	1,818,372	652,204
Silver Lake Resources Ltd. *	1,513,409	1,715,317
SmartGroup Corp., Ltd.	151,059	909,158
Southern Cross Media Group Ltd.	493,615	502,814
St. Barbara Ltd.	1,348,279	1,228,328
Starpharma Holdings Ltd. *	699,826	361,454
Steadfast Group Ltd.	1,710,061	6,182,628
Super Retail Group Ltd.	293,161	1,989,428
Superloop Ltd. *	727,313	435,651
Syrah Resources Ltd. *	1,022,296	1,349,353
SECURITY	NUMBER OF SHARES	VALUE ($)
Tassal Group Ltd.	363,277	958,996
Technology One Ltd.	475,865	3,584,298
Telix Pharmaceuticals Ltd. *	319,171	1,066,941
Temple & Webster Group Ltd. *	186,683	589,235
Tyro Payments Ltd. *	598,427	455,038
United Malt Grp Ltd.	461,123	1,266,912
Uniti Group Ltd. *	1,160,758	4,121,714
Virgin Australia International Holdings Ltd. *(b)	424,000	0
Virtus Health Ltd.	113,035	657,605
Viva Energy Group Ltd.	1,470,193	2,995,185
Vulcan Energy Resources Ltd. *(a)	162,223	953,076
Waypoint REIT Ltd.	1,241,151	2,225,849
Webjet Ltd. *	645,536	2,764,559
West African Resources Ltd. *	1,996,297	1,861,656
Western Areas Ltd. *	569,729	1,573,476
Westgold Resources Ltd.	568,258	584,963
Zip Co., Ltd. *(a)	831,751	545,941
		256,750,423

Austria 1.1%
Agrana Beteiligungs AG	21,000	371,188
AT&S Austria Technologie & Systemtechnik AG	45,788	2,727,202
BAWAG Group AG	149,974	7,634,546
CA Immobilien Anlagen AG	71,001	2,365,460
DO & Co. AG *	11,637	1,083,307
EVN AG	62,371	1,556,788
Flughafen Wien AG *	17,291	487,154
IMMOFINANZ AG *	114,357	2,494,200
Lenzing AG	23,142	2,186,554
Mayr Melnhof Karton AG	15,148	2,586,631
Oesterreichische Post AG (a)	56,990	1,739,940
Palfinger AG	17,399	475,286
Porr AG *	21,353	285,930
S IMMO AG	87,548	2,166,452
Schoeller-Bleckmann Oilfield Equipment AG	18,689	1,215,250
Strabag SE	26,366	1,162,264
UNIQA Insurance Group AG	187,407	1,537,820
Vienna Insurance Group AG Wiener Versicherung Gruppe	66,106	1,586,279
Wienerberger AG	197,465	5,440,664
		39,102,915

Belgium 1.5%
Aedifica S.A.	63,195	7,311,345
AGFA-Gevaert N.V. *	235,117	983,549
Barco N.V.	121,787	2,849,340
Befimmo S.A.	38,160	1,921,308
Bekaert S.A.	62,949	2,534,174
bpost S.A.	177,450	1,108,244
Cie d'Entreprises CFE *	12,158	1,351,918
Cofinimmo S.A.	55,191	7,201,224
Econocom Group S.A. N.V.	193,138	754,147
Euronav N.V.	332,050	4,236,489
Fagron	99,996	1,757,851
Gimv N.V.	34,689	2,025,252
KBC Ancora	61,151	2,753,956
Kinepolis Group N.V. *	22,081	1,158,586
Melexis N.V.	34,332	2,969,836
Mithra Pharmaceuticals S.A. *(a)	36,791	295,593
Montea C.V.A.	22,090	2,366,391
Ontex Group N.V. *	143,803	1,183,096
Orange Belgium S.A. *	27,595	559,297
Retail Estates N.V.	18,336	1,445,683
Shurgard Self Storage S.A.	43,225	2,255,043

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tessenderlo Group S.A. *	45,226	1,540,657
Van de Velde N.V.	9,925	391,263
VGP N.V.	14,116	2,730,990
Wereldhave Belgium Comm VA	4,565	261,629
Xior Student Housing N.V.	38,231	1,967,886
		55,914,747

Canada 22.4%
Aecon Group, Inc.	108,670	1,270,688
Air Canada *	301,986	5,297,916
Alamos Gold, Inc., Class A	676,893	5,051,880
Algonquin Power & Utilities Corp.	1,171,420	17,040,857
Allied Properties Real Estate Investment Trust	219,885	6,741,622
AltaGas Ltd.	487,919	11,780,880
ARC Resources Ltd.	1,110,443	16,724,465
Aritzia, Inc. *	152,629	4,455,123
Artis Real Estate Investment Trust	160,434	1,670,487
Atco Ltd., Class I	131,047	4,753,478
ATS Automation Tooling Systems, Inc. *	127,107	3,731,259
Aurora Cannabis, Inc. *(a)	351,932	592,651
B2Gold Corp.	1,827,636	7,253,613
Ballard Power Systems, Inc. *(a)	440,474	3,189,898
BlackBerry Ltd. *	893,724	5,384,177
Boardwalk Real Estate Investment Trust	66,708	2,645,431
Bombardier, Inc., Class B *	3,681,524	3,463,663
Boralex, Inc., Class A	142,027	4,335,425
Boyd Group Services, Inc.	37,144	4,194,980
Brookfield Infrastructure Corp., Class A	112,044	7,929,935
Brookfield Renewable Corp., Class A	221,548	7,980,177
BRP, Inc.	64,034	4,977,525
CAE, Inc. *	513,709	12,830,033
Cameco Corp.	693,870	17,000,460
Canada Goose Holdings, Inc. *	86,518	1,737,405
Canadian Apartment Properties REIT	304,082	11,900,272
Canadian Western Bank	160,581	3,846,784
Canfor Corp. *	110,730	2,343,552
Canopy Growth Corp. *(a)	421,326	2,108,545
Capital Power Corp.	200,732	7,214,513
Cargojet, Inc.	29,433	3,463,267
Cascades, Inc.	171,220	1,395,642
CCL Industries, Inc., Class B	257,531	12,362,954
Celestica, Inc. *	181,421	2,005,191
Centerra Gold, Inc.	385,013	3,004,371
Chartwell Retirement Residences	407,934	4,002,420
Choice Properties Real Estate Investment Trust	441,307	5,261,422
CI Financial Corp.	309,183	3,913,523
Cogeco Communications, Inc.	17,861	1,486,240
Colliers International Group, Inc.	55,796	6,790,274
Crescent Point Energy Corp.	927,498	8,212,814
Cronos Group, Inc. *	349,940	1,054,094
Dream Industrial Real Estate Investment Trust	390,915	4,391,748
Dream Office Real Estate Investment Trust	60,968	1,122,137
Dye & Durham Ltd.	72,715	1,337,770
ECN Capital Corp.	396,080	1,900,783
Eldorado Gold Corp. *	325,633	2,610,522
Element Fleet Management Corp.	713,942	7,953,072
Emera, Inc.	453,338	22,533,391
Empire Co., Ltd., Class A	283,265	9,282,788
Enerplus Corp.	449,105	6,661,035
Enghouse Systems Ltd.	75,533	2,019,628
Equinox Gold Corp. *	434,020	2,552,958
Finning International, Inc.	280,444	7,454,265
SECURITY	NUMBER OF SHARES	VALUE ($)
First Capital Real Estate Investment Trust	373,158	4,599,386
First Majestic Silver Corp.	384,896	3,067,361
First National Financial Corp.	29,399	862,550
First Quantum Minerals Ltd.	970,291	28,091,913
FirstService Corp.	65,461	8,382,589
GFL Environmental, Inc.	235,890	7,198,762
Gibson Energy, Inc.	252,426	5,346,478
Gildan Activewear, Inc.	331,265	10,434,121
Granite Real Estate Investment Trust	108,621	7,822,498
H&R Real Estate Investment Trust	493,269	5,467,551
Home Capital Group, Inc. (a)	87,203	2,100,015
Hudbay Minerals, Inc.	388,723	2,225,050
iA Financial Corp., Inc.	187,308	9,726,362
IAMGOLD Corp. *	875,476	1,938,042
Innergex Renewable Energy, Inc.	233,593	3,150,648
Ivanhoe Mines Ltd., Class A *	978,807	7,459,936
Keyera Corp.	382,228	10,186,904
Kinaxis, Inc. *	46,993	5,218,885
Kinross Gold Corp.	2,204,861	9,901,261
Laurentian Bank of Canada	74,687	2,279,847
Lightspeed Commerce, Inc. *	226,059	5,878,231
Linamar Corp.	79,971	3,523,567
Lithium Americas Corp. *	163,931	4,013,870
Lundin Mining Corp.	1,171,242	10,426,679
Maple Leaf Foods, Inc.	132,822	2,918,230
Martinrea International, Inc.	139,701	1,087,919
MEG Energy Corp. *	535,944	9,351,531
Methanex Corp.	104,427	5,160,874
Mullen Group Ltd.	154,474	1,507,063
NFI Group, Inc. (a)	123,855	1,184,841
Northland Power, Inc.	390,706	11,849,217
Novagold Resources, Inc. *	408,876	2,291,917
Nuvei Corp. *	114,365	5,856,363
OceanaGold Corp. *	1,240,694	2,883,852
Onex Corp.	127,955	7,634,711
Open Text Corp.	472,547	19,367,385
Osisko Gold Royalties Ltd.	285,501	3,221,014
Pan American Silver Corp.	358,584	7,886,949
Paramount Resources Ltd, Class A	127,711	3,814,620
Parex Resources, Inc.	204,550	4,529,743
Parkland Corp.	267,760	7,972,362
PrairieSky Royalty Ltd.	370,837	5,552,953
Premium Brands Holdings Corp.	64,658	5,212,615
Primaris Real Estate Investment Trust	165,842	1,846,112
Primo Water Corp.	277,056	3,971,242
Quebecor, Inc., Class B	285,185	6,470,972
RioCan Real Estate Investment Trust	543,604	9,777,437
Ritchie Bros. Auctioneers, Inc.	191,621	11,533,468
Russel Metals, Inc.	106,892	2,680,645
SmartCentres Real Estate Investment Trust	226,664	5,272,131
SNC-Lavalin Group, Inc.	305,833	6,127,057
SSR Mining, Inc.	368,059	7,158,360
Stantec, Inc.	196,495	8,923,329
Stelco Holdings, Inc.	101,476	3,148,937
Stella-Jones, Inc.	110,596	3,153,016
Summit Industrial Income REIT	284,594	4,329,042
Superior Plus Corp.	259,848	2,545,374
TFI International, Inc.	151,684	12,456,352
The Descartes Systems Group, Inc. *	146,418	8,687,727
The North West Co., Inc.	81,829	2,348,415
TMX Group Ltd.	97,112	10,566,885
Torex Gold Resources, Inc. *	145,579	1,429,491
Toromont Industries Ltd.	140,678	12,477,894
Tourmaline Oil Corp.	489,073	30,190,789
TransAlta Corp.	403,962	4,605,394
TransAlta Renewables, Inc.	189,176	2,593,439
Transcontinental, Inc., Class A	124,214	1,585,021

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tricon Residential, Inc.	421,359	5,223,472
Turquoise Hill Resources Ltd. *	172,599	4,846,991
Vermilion Energy, Inc.	276,315	5,976,976
West Fraser Timber Co., Ltd.	172,170	15,885,077
Westshore Terminals Investment Corp.	69,989	2,003,085
Whitecap Resources, Inc.	525,158	4,670,931
Winpak Ltd.	54,903	1,781,846
WSP Global, Inc.	204,926	22,620,681
Yamana Gold, Inc.	1,673,350	8,996,150
		816,690,406

Denmark 1.8%
ALK-Abello A/S *	231,546	4,608,949
Alm Brand A/S	1,486,283	2,533,869
Bavarian Nordic A/S *	120,998	3,629,095
Chemometec A/S	26,908	3,045,333
D/S Norden A/S	44,956	1,862,985
Dfds A/S	51,139	1,995,503
FLSmidth & Co. A/S	100,506	2,952,249
ISS A/S *	322,630	5,853,373
Jyske Bank A/S *	96,645	5,688,806
Netcompany Group A/S *	58,262	3,515,040
Nilfisk Holding A/S *	52,730	1,208,737
NKT A/S *	75,376	3,687,970
NTG Nordic Transport Group A/S *	26,550	1,290,236
Ringkjoebing Landbobank A/S	49,585	6,025,924
Scandinavian Tobacco Group A/S, Class A	103,110	2,209,198
Schouw & Co. A/S	21,456	1,634,313
Spar Nord Bank A/S	142,154	1,639,542
Sydbank A/S	102,066	3,594,748
The Drilling Co. of 1972 A/S *	38,487	2,194,523
Topdanmark A/S	73,133	3,921,515
Zealand Pharma A/S *	76,699	1,090,028
		64,181,936

Finland 1.0%
Cargotec Oyj, B Shares	85,704	3,165,623
Citycon Oyj	122,507	980,330
Finnair Oyj *(a)	1,041,744	537,227
Kemira Oyj	155,144	2,114,038
Konecranes Oyj *	128,174	3,954,424
Metsa Board Oyj, Class B	296,375	3,086,019
Oriola Oyj, B Shares	229,007	515,180
Outokumpu Oyj	595,129	3,414,621
QT Group Oyj *	33,808	2,915,454
Raisio Oyj, V Shares	193,782	415,178
Revenio Group Oyj	40,564	2,098,837
Sanoma Oyj	127,612	1,711,538
Terveystalo Oyj	129,482	1,459,204
TietoEVRY Oyj	161,917	4,079,628
Tokmanni Group Corp.	88,916	1,177,306
Uponor Oyj	94,847	1,623,645
WithSecure Oyj *	173,773	954,972
YIT Oyj	285,230	1,181,877
		35,385,101

France 3.4%
Air France-KLM *(a)	498,550	960,528
AKWEL	13,977	276,998
Albioma S.A.	47,052	2,513,166
Altarea S.C.A.	6,751	1,013,928
Alten S.A.	49,315	6,550,757
Aramis Group SAS *	27,576	166,905
Believe S.A. *	23,483	246,782
Beneteau S.A. *	65,022	830,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Bonduelle S.C.A.	23,257	418,058
Carmila S.A.	70,266	1,098,978
Casino Guichard Perrachon S.A. *(a)	98,017	1,882,663
CGG S.A. *	1,260,327	1,391,979
Coface S.A.	179,487	2,109,262
Derichebourg S.A.	159,892	1,282,919
Elior Group S.A. *	210,847	627,918
Elis S.A.	381,092	6,029,775
Equasens	5,882	512,909
Eramet S.A. *	15,795	2,379,007
Etablissements Maurel et Prom SA *	93,526	491,932
Eutelsat Communications S.A.	320,198	3,790,283
Fnac Darty S.A.	29,108	1,474,906
Gaztransport Et Technigaz S.A.	50,470	6,596,050
GL Events *	23,042	437,890
Guerbet	10,814	296,563
ID Logistics Group *	4,410	1,296,796
Imerys S.A.	68,314	2,517,439
Interparfums S.A.	28,063	1,512,143
IPSOS	66,804	3,234,683
Jacquet Metals SACA	22,714	484,214
Korian S.A.	114,712	2,395,033
Lagardere S.A.	67,993	1,820,937
LISI	29,060	635,063
Maisons du Monde S.A.	77,965	1,025,626
Manitou BF S.A.	20,797	476,766
Mercialys S.A.	113,198	1,121,686
Mersen S.A.	24,143	847,019
Metropole Television S.A.	112,175	1,953,923
Nexans S.A.	51,510	5,156,579
Nexity S.A.	75,135	2,161,917
PEUGEOT INVEST	9,016	1,031,516
Quadient S.A.	65,663	1,364,625
Rothschild & Co.	47,789	1,881,378
Rubis S.C.A.	163,069	4,926,192
SES S.A.	659,303	6,278,814
SES-imagotag S.A. *	9,107	830,225
SMCP S.A. *	72,492	491,569
Societe BIC S.A.	42,497	2,421,925
Solutions 30 SE *(a)	144,355	846,192
Sopra Steria Group S.A.	24,545	4,364,776
SPIE S.A.	219,407	5,321,299
Technip Energies N.V.	238,820	3,084,102
Television Francaise 1	186,725	1,543,225
Trigano S.A.	13,927	1,817,170
Vallourec S.A. *	263,117	3,634,637
Valneva SE *(a)	154,725	1,928,491
Verallia S.A.	122,539	3,384,138
Vetoquinol S.A.	6,727	896,463
Vicat S.A.	27,152	836,239
Vilmorin & Cie S.A.	10,949	506,111
Virbac S.A.	7,414	3,006,140
Voltalia S.A. *	48,259	1,108,910
X-Fab Silicon Foundries SE *	92,368	742,119
		122,266,521

Germany 4.2%
Aareal Bank AG	104,653	3,661,497
About You Holding SE *(a)	56,904	538,263
Adesso SE	6,523	1,238,232
ADLER Group S.A. (a)	154,732	762,481
AIXTRON SE	185,127	5,441,826
Atoss Software AG	7,390	1,094,065
Aurubis AG	61,515	5,777,931
Basler AG	6,737	815,522
BayWa AG	24,882	1,236,785
Befesa S.A.	70,110	4,652,775
Bertrandt AG	7,702	344,057

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bilfinger SE	44,760	1,385,730
CANCOM SE	66,282	2,630,010
CECONOMY AG	307,863	1,029,630
CompuGroup Medical SE & Co. KgaA	41,969	2,355,867
CropEnergies AG	32,360	348,736
Dermapharm Holding SE	29,449	1,560,326
Deutsche Beteiligungs AG	24,932	799,917
Deutsche Euroshop AG	92,388	2,185,272
Deutsche Pfandbriefbank AG	212,089	2,351,523
Deutz AG	202,569	969,131
DIC Asset AG	88,797	1,219,487
Draegerwerk AG & Co., KGaA	6,700	300,014
Duerr AG	84,443	2,326,620
Eckert & Ziegler Strahlen- und Medizintechnik AG	24,349	1,128,910
ElringKlinger AG	47,727	414,644
Encavis AG	188,937	4,086,431
flatexDEGIRO AG *	146,061	2,185,856
Freenet AG	217,331	5,657,424
Gerresheimer AG	57,239	4,270,748
GFT Technologies SE	29,087	1,406,849
Global Fashion Group S.A. *	184,988	401,885
Grand City Properties S.A.	166,417	2,954,003
GRENKE AG	44,391	1,268,737
Hamburger Hafen und Logistik AG	44,375	775,799
Hensoldt AG	50,538	1,228,951
Hornbach Holding AG & Co. KGaA	14,509	1,824,721
Hugo Boss AG	89,274	4,779,826
Hypoport SE *	6,880	1,866,135
Indus Holding AG	34,531	1,048,704
Instone Real Estate Group AG	86,377	1,184,401
Jenoptik AG	88,539	2,469,826
K+S AG	334,848	9,372,985
Kloeckner & Co. SE *	124,293	1,536,538
Koenig & Bauer AG *	23,409	418,784
Krones AG	25,042	2,250,722
KWS Saat SE & Co. KGaA	17,145	1,131,381
MorphoSys AG *	58,921	1,300,885
Nagarro SE *	12,464	1,693,041
New Work SE	4,990	745,168
Nordex SE *	181,721	2,140,381
Norma Group SE	55,452	1,448,244
PATRIZIA AG	75,393	1,040,250
Pfeiffer Vacuum Technology AG	11,208	1,923,452
ProSiebenSat.1 Media SE	269,032	2,916,589
S&T AG (a)	87,093	1,490,908
Salzgitter AG *	65,782	2,679,230
Secunet Security Networks AG	2,363	836,616
SGL Carbon SE *	90,176	563,184
Shop Apotheke Europe N.V. *	12,428	1,357,976
Siltronic AG	35,677	3,460,729
SMA Solar Technology AG	15,739	744,555
Software AG	86,894	2,956,386
Stabilus SE	42,380	2,347,158
STRATEC SE	12,217	1,361,096
Stroeer SE & Co. KGaA	43,008	2,393,457
Suedzucker AG	137,465	1,826,016
Synlab AG	96,513	1,913,740
TAG Immobilien AG	221,036	3,989,824
Takkt AG	58,420	962,518
Teamviewer AG *	277,923	3,876,379
VERBIO Vereinigte BioEnergie AG	35,901	1,919,870
Vitesco Technologies Group AG *	37,198	1,753,328
Vossloh AG	15,331	546,897
Wacker Neuson SE	42,579	930,500
Washtec AG	18,441	974,905
SECURITY	NUMBER OF SHARES	VALUE ($)
Wuestenrot & Wuerttembergische AG	31,505	573,745
Zeal Network SE	25,617	1,077,107
		152,434,091

Hong Kong 1.2%
Antengene Corp., Ltd. *	519,517	472,797
Apollo Future Mobility Group Ltd. *	8,076,544	319,127
Asia Cement China Holdings Corp.	774,489	476,803
AsiaInfo Technologies Ltd.	648,079	1,100,294
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	391,705	515,247
Canvest Environmental Protection Group Co., Ltd.	1,240,275	614,956
China Animal Healthcare Ltd. *(b)	192,752	0
China Tobacco International HK Co., Ltd.	303,795	455,370
Chinese Estates Holdings Ltd. *	675,208	185,895
Chow Sang Sang Holdings International Ltd.	430,507	465,870
CITIC Resources Holdings Ltd. *	4,131,189	300,142
CITIC Telecom International Holdings Ltd.	2,503,482	848,795
C-Mer Eye Care Holdings Ltd. *	750,959	436,473
Cosmopolitan International Holdings Ltd. *	3,616,834	617,746
Cowell e Holdings, Inc. *	502,184	473,025
Crystal International Group Ltd.	817,919	302,333
Digital Domain Holdings Ltd. *	4,245,242	259,729
Dynam Japan Holdings Co., Ltd.	457,093	392,099
EC Healthcare	704,643	736,478
Esprit Holdings Ltd. *	4,825,503	830,334
Everest Medicines Ltd. *	179,087	503,326
Far East Consortium International Ltd.	1,731,406	523,027
Fortune Real Estate Investment Trust	2,301,754	2,062,485
Frontage Holdings Corp. *	1,064,170	377,079
GCL New Energy Holdings Ltd. *	14,336,814	286,899
Giordano International Ltd.	2,037,148	397,274
Glory Sun Financial Group Ltd. *	24,939,471	108,079
HKBN Ltd.	1,372,986	1,746,519
Hong Kong Television Network Ltd.	946,887	772,422
Hua Medicine *	1,515,431	755,248
IGG, Inc.	1,444,045	581,627
Jacobio Pharmaceuticals Group Co., Ltd. *	669,953	597,749
Jinchuan Group International Resources Co., Ltd.	8,502,059	910,291
JW Cayman Therapeutics Co., Ltd. *	345,983	329,422
K Wah International Holdings Ltd.	2,203,122	834,011
LK Technology Holdings Ltd.	648,718	960,813
Luk Fook Holdings International Ltd.	595,345	1,381,073
MH Development Ltd. (b)	459,925	10,728
OCI International Holdings Ltd. *	1,712,552	761,808
Pacific Basin Shipping Ltd.	7,496,661	3,908,119
Pacific Textiles Holdings Ltd.	846,089	389,314
Pou Sheng International Holdings Ltd. *	3,628,295	383,846
Powerlong Commercial Management Holdings Ltd.	314,893	249,649
Powerlong Real Estate Holdings Ltd. (a)	2,504,274	673,505
Prosperity REIT	1,988,649	681,847
Realord Group Holdings Ltd. *	627,050	1,058,198
Road King Infrastructure Ltd.	463,950	357,769
Sa Sa International Holdings Ltd. *	1,991,964	365,612
Singamas Container Holdings Ltd.	3,433,309	568,896
SmarTone Telecommunications Holdings Ltd.	612,571	324,808
Stella International Holdings Ltd.	777,500	767,040
Sun Hung Kai & Co., Ltd.	1,013,343	470,148
SUNeVision Holdings Ltd.	1,064,065	832,747

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sunlight Real Estate Investment Trust	1,904,102	924,681
Superb Summit International Group Ltd. *(b)	1,120,000	0
Television Broadcasts Ltd. *	531,600	305,589
Texhong Textile Group Ltd.	525,539	568,708
The United Laboratories International Holdings Ltd.	961,574	459,611
Theme International Holdings Ltd. *	8,544,604	1,252,467
Truly International Holdings Ltd.	2,712,768	777,986
Value Partners Group Ltd.	1,668,074	667,608
Vesync Co., Ltd.	684,980	498,529
Vobile Group Ltd. *	2,460,150	1,282,512
VSTECS Holdings Ltd.	1,075,659	887,065
Xiabuxiabu Catering Management China Holdings Co., Ltd.	883,602	406,575
		42,766,222

Ireland 0.4%
Bank of Ireland Group plc	1,605,405	10,831,237
Dalata Hotel Group plc *	374,156	1,673,401
Hibernia REIT plc	1,174,095	2,009,883
		14,514,521

Israel 0.9%
Allot Ltd. *	59,697	311,935
AudioCodes Ltd.	41,000	943,260
Cellcom Israel Ltd. *	151,165	741,310
Clal Insurance Enterprises Holdings Ltd. *	108,725	2,024,993
Compugen Ltd. *	147,412	272,251
Danel Adir Yeoshua Ltd.	7,820	1,033,289
Delek Automotive Systems Ltd.	89,843	1,179,578
Delek Group Ltd. *	13,662	2,195,069
Delta Galil Industries Ltd.	15,737	925,331
Equital Ltd. *	28,605	1,016,223
FIBI Holdings Ltd.	30,303	1,274,019
Formula Systems 1985 Ltd.	13,268	1,232,787
Gilat Satellite Networks Ltd. *	47,161	309,596
Hilan Ltd.	24,418	1,418,905
IDI Insurance Co., Ltd.	14,084	407,554
Isracard Ltd.	320,318	1,353,436
Israel Canada T.R Ltd.	235,231	1,034,891
Kamada Ltd. *	46,725	209,634
Matrix IT Ltd.	53,216	1,252,592
Mega Or Holdings Ltd.	35,129	1,157,270
Menora Mivtachim Holdings Ltd. *	40,471	947,133
Migdal Insurance & Financial Holding Ltd.	562,911	906,757
Naphtha Israel Petroleum Corp., Ltd. *	57,074	436,717
Oil Refineries Ltd.	2,589,639	1,091,086
One Software Technologies Ltd.	73,683	1,130,708
Partner Communications Co., Ltd. *	184,716	1,341,846
Perion Network Ltd. *	66,430	1,296,502
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,268	1,020,018
Reit 1 Ltd.	318,838	1,905,397
Sella Capital Real Estate Ltd.	361,531	1,087,866
Summit Real Estate Holdings Ltd.	72,892	1,411,455
		32,869,408

Italy 2.3%
ACEA S.p.A.	74,400	1,348,541
Anima Holding S.p.A.	446,210	2,144,319
Arnoldo Mondadori Editore S.p.A.	223,964	443,855
Autogrill S.p.A. *	325,525	2,440,333
SECURITY	NUMBER OF SHARES	VALUE ($)
Azimut Holding S.p.A.	187,473	4,006,567
Banca Generali S.p.A.	97,004	3,384,529
Banca IFIS S.p.A.	45,428	826,327
Banca Monte dei Paschi di Siena S.p.A. *(a)	483,432	398,765
Banca Popolare di Sondrio S.p.A.	663,942	2,694,207
Banco BPM S.p.A.	2,669,404	9,282,258
BFF Bank S.p.A.	315,550	2,450,738
Biesse S.p.A.	22,696	393,872
BPER Banca	1,830,975	3,759,084
Brembo S.p.A.	247,441	2,865,419
Brunello Cucinelli S.p.A.	59,994	2,996,200
Carel Industries S.p.A.	75,753	1,809,654
Cementir Holding N.V.	74,698	536,135
CIR SpA-Compagnie Industriali *	1,247,238	588,554
Credito Emiliano S.p.A.	131,203	847,524
Danieli & C Officine Meccaniche S.p.A.	28,580	698,052
Datalogic S.p.A.	34,572	327,947
doValue S.p.A.	103,717	869,966
El.En. S.p.A.	88,081	1,189,839
Enav S.p.A. *	441,282	2,035,546
ERG S.p.A.	117,451	4,071,515
Fincantieri S.p.A. *(a)	848,926	527,914
Gruppo MutuiOnline S.p.A.	27,837	852,863
GVS S.p.A.	121,594	1,049,876
Immobiliare Grande Distribuzione SIIQ S.p.A.	120,621	522,676
Iren S.p.A.	1,070,172	2,781,219
Italmobiliare S.p.A.	23,411	688,419
Juventus Football Club S.p.A. *(a)	952,180	393,729
Maire Tecnimont S.p.A. (a)	286,573	1,005,089
MARR S.p.A.	58,732	872,025
MFE-MediaForEurope N.V., Class A *(a)	475,891	271,977
MFE-MediaForEurope N.V., Class B (a)	490,321	411,538
Piaggio & C S.p.A.	278,396	730,668
RAI Way S.p.A.	162,024	929,458
Saipem S.p.A. *(a)	205,457	1,237,819
Salvatore Ferragamo S.p.A.	113,663	1,979,842
Sanlorenzo SpA/Ameglia	21,928	802,196
Saras S.p.A. *	996,570	1,357,956
Sesa S.p.A.	12,527	1,720,386
Societa Cattolica Di Assicurazione S.p.A. (a)	55,852	403,862
SOL S.p.A.	62,352	1,258,410
Tamburi Investment Partners S.p.A.	180,436	1,625,586
Technogym S.p.A.	227,652	1,755,880
Tinexta S.p.A.	34,704	985,181
Tod's S.p.A. *	15,260	569,539
Unipol Gruppo S.p.A.	838,854	4,475,139
Webuild S.p.A. (a)	552,741	996,544
Zignago Vetro S.p.A.	53,678	740,633
		83,356,170

Japan 16.0%
Adastria Co., Ltd.	46,175	765,964
ADEKA Corp.	170,856	3,352,175
Advan Co., Ltd.	34,177	209,879
Aeon Delight Co., Ltd.	29,056	641,222
Aeon Hokkaido Corp.	92,509	768,002
Ai Holdings Corp.	62,284	792,560
Aichi Corp.	40,325	276,158
Aichi Steel Corp.	19,908	316,002
Aida Engineering Ltd.	96,791	680,159
Aiful Corp.	511,114	1,382,624
Aiphone Co., Ltd.	21,087	278,658
Airtrip Corp.	19,829	457,326
Aisan Industry Co., Ltd.	60,745	344,699
Alconix Corp.	46,546	464,935

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Alpen Co., Ltd.	26,512	397,335
Alpha Systems, Inc.	11,688	377,501
Amuse, Inc.	18,332	306,519
Anest Iwata Corp.	59,153	390,843
Anicom Holdings, Inc.	142,292	736,651
AOKI Holdings, Inc.	70,633	367,866
Aoyama Trading Co., Ltd.	76,572	521,412
Arakawa Chemical Industries Ltd.	28,924	225,061
Arata Corp.	22,018	687,180
Arcland Sakamoto Co., Ltd.	42,300	487,299
Arcland Service Holdings Co., Ltd.	21,790	348,925
Arcs Co., Ltd.	60,977	917,179
Argo Graphics, Inc.	25,476	618,854
ARTERIA Networks Corp.	42,935	419,855
Aruhi Corp. *	58,952	439,007
Asahi Diamond Industrial Co., Ltd.	83,147	385,858
Asahi Holdings, Inc.	126,220	2,038,829
ASAHI YUKIZAI Corp.	20,307	328,334
ASKA Pharmaceutical Holdings Co., Ltd.	36,753	280,551
Atom Corp. *(a)	191,822	1,124,286
Atrae, Inc. *	26,146	378,232
Autobacs Seven Co., Ltd.	96,827	1,025,887
Avex, Inc.	58,742	530,594
Axial Retailing, Inc.	24,097	571,307
Bando Chemical Industries Ltd.	72,146	504,733
Bank of the Ryukyus Ltd.	69,454	418,414
Base Co., Ltd.	14,669	710,388
Belc Co., Ltd.	14,751	600,841
Bell System24 Holdings, Inc.	62,982	700,589
Belluna Co., Ltd.	83,833	434,658
BeNext-Yumeshin Group Co.	99,221	1,112,953
BML, Inc.	36,109	972,581
Broadleaf Co., Ltd.	147,708	447,791
BRONCO BILLY Co., Ltd.	15,890	298,544
Bunka Shutter Co., Ltd.	87,901	649,803
Canon Electronics, Inc.	28,606	343,997
Carta Holdings, Inc.	34,849	526,616
Cawachi Ltd.	21,249	336,958
Central Glass Co., Ltd.	69,473	1,516,423
Change, Inc.	56,034	768,347
Chilled & Frozen Logistics Holdings Co., Ltd.	37,136	307,434
Chiyoda Corp. *	268,965	928,295
Chiyoda Integre Co., Ltd.	19,358	293,428
Chofu Seisakusho Co., Ltd.	31,388	438,449
Chori Co., Ltd.	20,232	310,451
Chubu Shiryo Co., Ltd.	55,892	445,763
Chudenko Corp.	45,086	725,469
Chugoku Marine Paints Ltd.	78,916	522,651
CI Takiron Corp.	73,669	300,070
Citizen Watch Co., Ltd.	465,994	1,995,901
CKD Corp.	103,550	1,505,216
CMK Corp.	81,297	300,175
COLOPL, Inc.	87,555	432,858
Colowide Co., Ltd.	120,716	1,615,865
Comforia Residential REIT, Inc.	1,137	2,996,176
Computer Engineering & Consulting Ltd.	44,110	420,373
Comture Corp.	36,570	807,044
CONEXIO Corp.	28,818	310,032
CRE Logistics REIT, Inc.	900	1,448,171
Create Restaurants Holdings, Inc.	172,743	1,182,996
Create SD Holdings Co., Ltd.	37,824	863,532
CTS Co., Ltd.	43,936	296,789
Curves Holdings Co., Ltd.	107,646	588,248
Cybozu, Inc.	42,846	349,043
Dai Nippon Toryo Co., Ltd.	45,956	270,067
Dai-Dan Co., Ltd.	20,502	325,750
Daido Metal Co., Ltd.	70,245	285,032
Daihen Corp.	32,940	1,074,144
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiho Corp.	27,856	957,080
Daiichi Jitsugyo Co., Ltd.	15,650	397,196
Daiken Corp.	27,597	406,516
Daiki Aluminium Industry Co., Ltd.	47,628	494,255
Daikokutenbussan Co., Ltd.	9,025	325,165
Daikyonishikawa Corp.	121,775	459,100
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,747	313,412
Daiseki Co., Ltd.	78,427	2,874,448
Daishi Hokuetsu Financial Group, Inc.	73,328	1,410,757
Daito Pharmaceutical Co., Ltd.	18,919	384,866
Daiwa Industries Ltd.	45,943	362,130
Daiwa Securities Living Investments Corp.	3,512	3,221,392
Daiwabo Holdings Co., Ltd.	154,044	2,071,562
DCM Holdings Co., Ltd.	165,777	1,365,958
Denyo Co., Ltd.	23,029	284,271
Dexerials Corp.	82,587	2,792,595
Digital Arts, Inc.	17,195	935,637
Digital Garage, Inc.	56,152	1,687,026
Digital Holdings, Inc.	27,690	280,678
Dip Corp.	34,833	1,019,443
Direct Marketing MiX, Inc.	37,498	527,587
DKK Co., Ltd.	20,122	398,389
DKS Co., Ltd.	14,638	256,587
Doshisha Co., Ltd.	35,032	419,093
Doutor Nichires Holdings Co., Ltd.	44,618	519,899
DTS Corp.	66,807	1,591,694
Duskin Co., Ltd.	71,817	1,504,503
DyDo Group Holdings, Inc.	13,928	521,305
Eagle Industry Co., Ltd.	47,261	371,049
Earth Corp.	25,867	1,031,503
EDION Corp.	141,866	1,332,148
eGuarantee, Inc.	57,957	976,725
Eiken Chemical Co., Ltd.	54,838	725,944
Eizo Corp.	33,797	910,308
Elan Corp.	56,518	465,693
Elecom Co., Ltd.	74,279	877,641
EM Systems Co., Ltd.	63,969	444,543
en-japan, Inc.	54,628	847,584
Enplas Corp.	11,080	294,559
eRex Co., Ltd.	62,134	992,540
ES-Con Japan Ltd.	67,233	399,285
ESPEC Corp.	32,655	468,585
euglena Co., Ltd. *	144,671	966,010
Exedy Corp.	49,285	648,220
FCC Co., Ltd.	58,100	602,023
Feed One Co., Ltd.	43,642	223,562
FIDEA Holdings Co., Ltd.	32,083	309,994
Financial Products Group Co., Ltd.	99,893	737,676
France Bed Holdings Co., Ltd.	35,214	245,262
Frontier Real Estate Investment Corp.	845	3,487,854
Fudo Tetra Corp.	20,207	247,865
Fuji Co., Ltd.	37,206	655,360
Fuji Corp.	143,308	2,466,352
Fuji Seal International, Inc.	75,257	907,916
Fuji Soft, Inc.	37,118	2,109,158
Fujibo Holdings, Inc.	17,549	467,219
Fujicco Co., Ltd.	42,626	627,901
Fujikura Ltd. *	468,536	2,888,173
Fujimi, Inc.	35,218	1,604,240
Fujimori Kogyo Co., Ltd.	26,488	734,033
Fujio Food Group., Inc.	39,657	417,393
Fujitec Co., Ltd.	134,446	2,736,054
Fujiya Co., Ltd.	19,468	354,418
Fukuda Corp.	8,728	309,715
Fukui Computer Holdings, Inc.	12,372	316,405
Fukuoka REIT Corp.	1,298	1,697,101
Fukushima Galilei Co., Ltd.	19,819	524,573

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FULLCAST Holdings Co., Ltd.	32,713	581,813
Funai Soken Holdings, Inc.	50,250	835,124
Furukawa Co., Ltd.	54,374	520,303
Furuno Electric Co., Ltd.	42,677	334,728
Fuso Chemical Co., Ltd.	31,946	956,058
Futaba Corp.	66,355	352,807
Futaba Industrial Co., Ltd.	102,111	311,147
Future Corp.	60,015	770,685
G-7 Holdings, Inc.	29,978	331,600
Gakken Holdings Co., Ltd.	47,098	310,094
Genky DrugStores Co., Ltd.	14,627	392,835
Geo Holdings Corp.	47,023	445,575
giftee, Inc. *(a)	35,117	298,909
Giken Ltd.	22,893	629,070
Global One Real Estate Investment Corp.	1,679	1,439,572
GLOBERIDE, Inc.	34,151	624,378
Glory Ltd.	87,770	1,360,437
GMO GlobalSign Holdings KK	9,091	397,150
Goldcrest Co., Ltd.	26,806	351,732
Gree, Inc. (a)	121,677	826,660
gremz, Inc.	27,253	321,795
G-Tekt Corp.	33,146	329,540
Gunze Ltd.	26,964	768,184
H.I.S. Co., Ltd. *	71,889	1,294,779
H2O Retailing Corp.	151,587	1,109,992
Hakuto Co., Ltd.	20,271	448,611
Halows Co., Ltd.	14,880	372,448
Hamakyorex Co., Ltd.	27,512	627,037
Hankyu Hanshin REIT, Inc.	1,151	1,337,592
Hanwa Co., Ltd.	62,332	1,447,283
Happinet Corp.	27,503	338,216
Hazama Ando Corp.	291,320	1,784,447
Heiwa Real Estate Co., Ltd.	55,792	1,637,178
Heiwa Real Estate REIT, Inc.	1,561	1,767,948
Heiwado Co., Ltd.	52,247	764,343
Hibiya Engineering Ltd.	28,464	418,182
Hiday Hidaka Corp.	44,545	679,368
HI-LEX Corp.	47,139	423,590
Hioki EE Corp.	15,209	846,488
Hirata Corp.	15,754	524,746
Hitachi Zosen Corp.	293,784	1,797,256
Hochiki Corp.	31,591	299,592
Hodogaya Chemical Co., Ltd.	10,624	302,257
Hogy Medical Co., Ltd.	36,368	863,650
Hokkaido Electric Power Co., Inc.	307,248	1,175,063
Hokkoku Financial Holdings, Inc.	39,992	1,268,354
Hokuetsu Corp.	242,880	1,149,784
Hokuhoku Financial Group, Inc.	215,240	1,310,062
Hokuriku Electric Power Co.	303,048	1,236,738
Hokuto Corp.	34,996	518,228
Hoosiers Holdings	46,960	294,949
Hoshino Resorts REIT, Inc.	422	2,279,840
Hosiden Corp.	95,698	909,780
Hosokawa Micron Corp.	19,222	392,075
Hulic REIT, Inc.	2,202	2,774,645
Ichibanya Co., Ltd.	28,581	1,083,076
Ichigo Office REIT Investment Corp.	2,200	1,470,714
Ichigo, Inc.	332,881	765,928
Ichikoh Industries Ltd.	102,123	294,513
Ichiyoshi Securities Co., Ltd.	65,881	324,169
Icom, Inc.	16,082	305,526
Idec Corp.	44,262	915,208
IDOM, Inc.	93,953	492,971
Iino Kaiun Kaisha Ltd.	143,202	735,796
I'll, Inc.	31,374	347,286
Inaba Denki Sangyo Co., Ltd.	90,249	1,826,798
Inabata & Co., Ltd.	75,993	1,309,033
Inageya Co., Ltd.	41,727	389,554
Ines Corp.	32,345	380,914
SECURITY	NUMBER OF SHARES	VALUE ($)
Infocom Corp.	36,067	603,336
Infomart Corp.	359,992	1,382,378
Insource Co., Ltd.	35,828	628,302
Intage Holdings, Inc.	52,724	579,515
Inui Global Logistics Co., Ltd.	20,192	282,840
Invincible Investment Corp.	8,601	2,861,540
IR Japan Holdings Ltd.	14,863	510,087
Iriso Electronics Co., Ltd.	35,046	934,415
Iseki & Co., Ltd.	28,249	267,020
Ishihara Sangyo Kaisha Ltd.	58,327	470,171
Itochu Advance Logistics Investment Corp.	973	1,239,649
Itochu Enex Co., Ltd.	79,153	641,124
Itochu-Shokuhin Co., Ltd.	10,536	383,291
J Trust Co., Ltd. (a)	144,178	517,783
JAC Recruitment Co., Ltd.	27,323	384,427
Jaccs Co., Ltd.	42,957	1,116,959
JAFCO Group Co., Ltd.	128,157	1,566,037
Japan Best Rescue System Co., Ltd	29,304	181,321
Japan Display, Inc. *	1,110,201	560,947
Japan Elevator Service Holdings Co., Ltd.	121,131	1,437,810
Japan Excellent, Inc.	2,150	2,155,933
Japan Lifeline Co., Ltd.	114,925	821,882
Japan Material Co., Ltd.	102,910	1,435,116
Japan Medical Dynamic Marketing, Inc.	20,917	266,168
Japan Petroleum Exploration Co., Ltd.	50,667	1,242,601
Japan Pulp & Paper Co., Ltd.	16,279	454,286
Japan Securities Finance Co., Ltd.	144,280	964,521
Japan Transcity Corp.	83,803	347,211
JCU Corp.	34,807	1,002,448
JDC Corp.	72,201	286,234
JINS Holdings, Inc.	24,703	791,141
JM Holdings Co., Ltd.	25,490	301,572
J-Oil Mills, Inc.	30,403	359,225
Joshin Denki Co., Ltd.	33,180	485,662
Joyful Honda Co., Ltd.	99,428	1,233,527
JSP Corp.	20,588	226,773
Juroku Financial Group, Inc.	61,585	1,067,068
JVC Kenwood Corp.	272,005	401,733
K&O Energy Group, Inc.	24,502	299,597
Kaga Electronics Co., Ltd.	27,883	674,073
Kameda Seika Co., Ltd.	22,232	741,383
Kamei Corp.	37,710	309,841
Kanagawa Chuo Kotsu Co., Ltd.	11,076	300,049
Kanamoto Co., Ltd.	47,383	697,973
Kanematsu Corp.	146,652	1,489,946
Kanematsu Electronics Ltd.	26,817	825,491
Kanto Denka Kogyo Co., Ltd.	77,809	561,892
Kappa Create Co., Ltd. *	36,811	397,454
Katakura Industries Co., Ltd.	34,452	566,679
Kato Sangyo Co., Ltd.	34,438	840,571
KeePer Technical Laboratory Co., Ltd.	19,777	497,327
Keihanshin Building Co., Ltd.	58,459	563,937
Keiyo Co., Ltd.	59,695	451,500
Kenedix Residential Next Investment Corp.	1,664	2,769,345
Kenedix Retail REIT Corp.	1,063	2,297,954
Kenko Mayonnaise Co., Ltd.	21,728	227,169
Key Coffee, Inc.	27,805	445,459
KFC Holdings Japan Ltd.	33,488	728,877
KH Neochem Co., Ltd.	64,502	1,271,538
Kintetsu Department Store Co., Ltd. *	15,116	291,404
Kintetsu World Express, Inc.	60,603	1,966,789
Kisoji Co., Ltd. (a)	35,476	573,595
Kissei Pharmaceutical Co., Ltd.	51,176	1,003,272
Ki-Star Real Estate Co., Ltd.	13,116	498,050
Kitz Corp.	137,060	722,350
Koa Corp.	48,143	638,065

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Koatsu Gas Kogyo Co., Ltd.	43,659	221,952
Kohnan Shoji Co., Ltd.	40,584	1,154,630
Komatsu Matere Co., Ltd.	54,001	561,229
KOMEDA Holdings Co., Ltd.	55,093	951,157
Komeri Co., Ltd.	47,638	1,018,711
Komori Corp.	76,524	452,678
Konishi Co., Ltd.	42,503	530,936
Konoike Transport Co., Ltd.	50,216	455,924
Koshidaka Holdings Co., Ltd.	72,450	426,326
Kumagai Gumi Co., Ltd.	59,153	1,208,396
Kumiai Chemical Industry Co., Ltd.	160,011	1,252,525
Kura Sushi, Inc. (a)	32,447	746,575
Kurabo Industries Ltd.	30,125	451,717
Kureha Corp.	30,964	2,457,479
KYB Corp.	33,857	773,228
Kyodo Printing Co., Ltd.	10,659	218,160
Kyoei Steel Ltd.	38,202	388,122
Kyokuto Kaihatsu Kogyo Co., Ltd.	52,653	564,410
Kyokuyo Co., Ltd.	16,132	417,580
KYORIN Holdings, Inc.	63,853	825,431
Kyoritsu Maintenance Co., Ltd.	40,937	1,584,720
Kyosan Electric Manufacturing Co., Ltd.	69,792	240,877
LEC, Inc.	36,317	197,895
Leopalace21 Corp. *	401,387	914,193
Life Corp.	32,294	653,185
Link And Motivation, Inc.	75,594	266,778
LITALICO, Inc.	29,296	587,992
M&A Capital Partners Co., Ltd. *	22,147	593,077
Macnica Fuji Electronics Holdings, Inc.	81,967	1,817,170
Macromill, Inc.	67,260	524,925
Maeda Kosen Co., Ltd.	34,829	711,498
Makino Milling Machine Co., Ltd.	34,174	1,123,682
Management Solutions Co., Ltd. *	28,510	1,105,872
Mandom Corp.	63,373	698,041
Marudai Food Co., Ltd.	35,590	408,063
Maruha Nichiro Corp.	60,393	1,048,292
MARUKA FURUSATO Corp.	26,600	779,525
Marusan Securities Co., Ltd.	97,297	366,060
Maruwa Co., Ltd.	13,663	1,673,822
Maruzen Showa Unyu Co., Ltd.	29,387	701,295
Marvelous, Inc.	50,973	282,512
Matsuda Sangyo Co., Ltd.	19,895	316,260
Matsuya Co., Ltd. *	68,156	436,025
Matsuyafoods Holdings Co., Ltd.	14,284	417,489
Max Co., Ltd.	66,203	802,289
Maxell Holdings Ltd.	70,333	688,869
MCJ Co., Ltd.	109,973	743,725
MEC Co., Ltd.	23,066	513,156
MedPeer, Inc. *	27,800	458,129
Megachips Corp.	26,068	728,473
Megmilk Snow Brand Co., Ltd.	72,225	966,780
Meidensha Corp.	70,423	1,133,162
Meiko Electronics Co., Ltd.	33,376	1,190,842
Meisei Industrial Co., Ltd.	81,759	461,402
Meitec Corp.	42,494	2,282,510
METAWATER Co., Ltd.	37,246	586,579
Micronics Japan Co., Ltd.	57,007	654,066
Midac Holdings Co., Ltd.	20,407	452,414
Mie Kotsu Group Holdings, Inc.	90,138	337,023
Milbon Co., Ltd.	32,000	1,271,095
Mimasu Semiconductor Industry Co., Ltd.	22,421	418,809
Mirai Corp.	2,945	1,183,540
Mirait Holdings Corp.	150,143	1,886,051
Miroku Jyoho Service Co., Ltd.	37,236	360,362
Mitani Sekisan Co., Ltd.	17,845	704,673
Mitsubishi Estate Logistics REIT Investment Corp.	658	2,403,980
Mitsubishi Logisnext Co., Ltd.	113,195	752,316
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Pencil Co., Ltd.	77,589	813,615
Mitsubishi Research Institute, Inc.	11,004	352,843
Mitsubishi Shokuhin Co., Ltd.	26,729	645,136
Mitsuboshi Belting Ltd.	35,599	773,994
Mitsui DM Sugar Holdings Co., Ltd.	28,025	404,325
Mitsui E&S Holdings Co., Ltd. *	121,510	340,978
Mitsui-Soko Holdings Co., Ltd.	34,746	790,290
Mitsuuroko Group Holdings Co., Ltd.	79,577	585,175
Mixi, Inc.	67,600	1,112,960
Mizuho Leasing Co., Ltd.	70,306	1,669,593
Mizuno Corp.	33,391	584,787
Mochida Pharmaceutical Co., Ltd.	42,973	1,035,534
Modec, Inc.	34,092	346,101
Monex Group, Inc.	319,488	1,244,226
Monogatari Corp.	17,001	701,740
Mori Trust Hotel Reit, Inc.	558	569,950
Mori Trust Sogo REIT, Inc.	1,763	1,972,060
Moriroku Holdings Co., Ltd.	16,614	243,440
Morita Holdings Corp.	71,193	719,982
MOS Food Services, Inc.	46,380	1,096,002
Musashi Seimitsu Industry Co., Ltd.	72,193	784,530
Nachi-Fujikoshi Corp.	29,456	835,745
Nagaileben Co., Ltd.	40,875	610,686
Nagatanien Holdings Co., Ltd.	19,258	298,350
Nagawa Co., Ltd.	17,118	1,170,962
Neturen Co., Ltd.	61,345	305,187
Nextage Co., Ltd.	64,027	1,021,287
Nichias Corp.	95,222	1,672,834
Nichiban Co., Ltd.	25,474	319,799
Nichicon Corp.	103,535	1,076,033
Nichiden Corp.	20,380	320,801
Nichiha Corp.	46,368	867,564
Nichi-iko Pharmaceutical Co., Ltd. *(a)	97,522	253,954
Nichireki Co., Ltd.	38,747	393,660
Nihon Chouzai Co., Ltd.	22,228	212,008
Nihon Nohyaku Co., Ltd.	64,216	350,918
Nihon Parkerizing Co., Ltd.	159,101	1,137,805
Nikkiso Co., Ltd.	106,202	657,958
Nikkon Holdings Co., Ltd.	87,280	1,365,732
Nippn Corp.	85,086	1,033,109
Nippon Beet Sugar Manufacturing Co., Ltd.	18,256	236,422
Nippon Carbon Co., Ltd.	16,901	556,382
Nippon Ceramic Co., Ltd.	31,200	509,794
Nippon Chemi-Con Corp. *	36,338	514,655
Nippon Coke & Engineering Co., Ltd.	241,312	238,226
Nippon Denko Co., Ltd.	195,291	537,394
Nippon Densetsu Kogyo Co., Ltd.	60,397	744,604
Nippon Fine Chemical Co., Ltd.	23,964	379,825
Nippon Gas Co., Ltd.	181,282	2,691,505
Nippon Kanzai Co., Ltd.	30,705	616,033
Nippon Koei Co., Ltd.	22,063	538,519
Nippon Light Metal Holdings Co., Ltd.	103,515	1,268,943
Nippon Paper Industries Co., Ltd.	157,685	1,155,870
Nippon Parking Development Co., Ltd.	236,452	295,921
Nippon Pillar Packing Co., Ltd.	28,046	630,269
NIPPON REIT Investment Corp.	780	2,307,047
Nippon Rietec Co., Ltd.	25,736	215,058
Nippon Seiki Co., Ltd.	83,251	572,070
Nippon Sheet Glass Co., Ltd. *	146,662	442,340
Nippon Signal Company Ltd.	100,493	700,705
Nippon Soda Co., Ltd.	44,394	1,380,357
Nippon Steel Trading Corp.	26,993	1,124,665
Nippon Suisan Kaisha Ltd.	448,148	1,814,957
Nippon Thompson Co., Ltd.	113,192	487,453
Nippon Yakin Kogyo Co., Ltd.	22,694	389,685
Nishimatsu Construction Co., Ltd.	46,866	1,497,293
Nishimatsuya Chain Co., Ltd.	79,825	910,282
Nishi-Nippon Financial Holdings, Inc.	248,375	1,455,748

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nishio Rent All Co., Ltd.	27,456	578,167
Nissan Shatai Co., Ltd.	104,273	480,655
Nissei ASB Machine Co., Ltd.	13,929	346,479
Nissha Co., Ltd.	66,224	768,568
Nisshinbo Holdings, Inc.	233,269	1,883,995
Nissin Corp.	18,356	241,998
Nissin Electric Co., Ltd.	77,635	890,740
Nissin Sugar Co., Ltd.	17,765	241,663
Nitta Corp.	30,310	663,477
Nittetsu Mining Co., Ltd.	11,666	533,220
Nitto Boseki Co., Ltd.	51,555	1,054,785
Nitto Kogyo Corp.	47,695	816,760
Nohmi Bosai Ltd.	38,503	506,410
Nojima Corp.	56,663	1,294,072
Nomura Co., Ltd.	130,363	923,166
Noritake Co., Ltd.	23,202	761,106
Noritsu Koki Co., Ltd.	36,627	668,508
Noritz Corp.	58,001	676,291
North Pacific Bank Ltd.	481,772	812,659
NS United Kaiun Kaisha Ltd.	17,231	562,557
NSD Co., Ltd.	119,009	2,148,073
NTN Corp. *	725,141	1,482,468
NTT UD REIT Investment Corp.	2,331	2,755,996
Obara Group, Inc.	17,605	398,916
Ohsho Food Service Corp.	18,419	906,310
Oiles Corp.	47,427	570,695
Oisix ra daichi, Inc. *	42,286	625,851
Okabe Co., Ltd.	61,107	299,728
Okamoto Industries, Inc.	24,515	730,810
Okamura Corp.	121,169	1,037,017
Okasan Securities Group, Inc.	265,768	706,539
Oki Electric Industry Co., Ltd.	140,544	819,371
Okinawa Financial Group, Inc.	39,163	651,169
Okumura Corp.	60,152	1,327,931
Okuwa Co., Ltd.	44,564	297,913
One REIT, Inc.	415	906,164
Onoken Co., Ltd.	26,103	281,838
Onward Holdings Co., Ltd.	178,760	362,675
Open Door, Inc. *	21,671	332,026
Optex Group Co., Ltd.	54,396	852,864
Optim Corp. *	34,595	224,816
Optorun Co., Ltd.	17,634	273,601
Organo Corp.	10,893	830,661
Oriental Shiraishi Corp.	162,664	300,937
Osaka Organic Chemical Industry Ltd.	26,249	567,237
Osaka Soda Co., Ltd.	33,237	774,053
OSAKA Titanium Technologies Co. Ltd *	31,540	477,348
Osaki Electric Co., Ltd.	65,548	257,311
Outsourcing, Inc.	171,565	1,481,664
Oyo Corp.	37,112	499,654
Pacific Industrial Co., Ltd.	82,131	680,568
Pacific Metals Co., Ltd.	24,820	539,058
PAL GROUP Holdings Co., Ltd.	35,850	449,780
Paramount Bed Holdings Co., Ltd.	68,075	1,060,456
Pasona Group, Inc.	32,211	524,811
Pharma Foods International Co., Ltd. (a)	43,580	535,582
PIA Corp. *	11,002	277,092
Pilot Corp.	60,831	2,378,483
Piolax, Inc.	38,331	548,245
Plenus Co., Ltd.	39,251	594,356
Pole To Win Holdings, Inc.	51,479	411,768
Press Kogyo Co., Ltd.	139,979	448,298
Pressance Corp.	33,028	389,728
Prestige International, Inc.	146,617	731,689
Prima Meat Packers Ltd.	51,212	839,567
Procrea Holdings, Inc.	43,707	644,504
Proto Corp.	36,879	285,526
Qol Holdings Co., Ltd.	37,217	362,782
Raito Kogyo Co., Ltd.	74,266	970,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Raiznext Corp.	76,512	688,129
Raksul, Inc. *	39,749	661,222
Relia, Inc.	65,075	557,446
Restar Holdings Corp.	43,876	697,473
Retail Partners Co., Ltd.	63,329	552,827
Rheon Automatic Machinery Co., Ltd.	34,993	363,680
Ricoh Leasing Co., Ltd.	22,404	592,993
Riken Corp.	16,592	301,286
Riken Keiki Co., Ltd.	30,290	987,730
Riken Technos Corp.	82,348	277,171
Riken Vitamin Co., Ltd.	27,442	344,078
Ringer Hut Co., Ltd.	39,739	698,433
Riso Kagaku Corp.	39,370	669,301
Riso Kyoiku Co., Ltd.	162,671	431,193
Rock Field Co., Ltd.	30,006	326,545
Rokko Butter Co., Ltd.	20,744	230,910
Roland Corp.	21,728	792,980
Roland DG Corp.	20,297	489,103
Rorze Corp.	15,940	1,343,151
Round One Corp.	111,864	1,305,203
Royal Holdings Co., Ltd. *	59,000	1,029,158
RS Technologies Co., Ltd.	12,936	611,379
Ryobi Ltd.	48,792	414,170
Ryoden Corp.	23,426	299,551
Ryosan Co., Ltd.	40,849	789,386
Ryoyo Electro Corp.	22,338	366,382
S Foods, Inc.	32,220	756,379
Sagami Holdings Corp.	35,180	317,494
Saibu Gas Holdings Co., Ltd.	39,877	590,816
Saizeriya Co., Ltd.	48,595	908,854
Sakai Chemical Industry Co., Ltd.	21,758	321,858
Sakai Moving Service Co., Ltd.	15,491	523,812
Sakata INX Corp.	66,074	471,499
Sakata Seed Corp.	56,190	1,934,950
SAMTY Co., Ltd.	45,446	705,474
Samty Residential Investment Corp.	710	755,560
San ju San Financial Group, Inc.	38,349	406,011
San-A Co., Ltd.	29,381	898,708
San-Ai Obbli Co., Ltd.	99,257	739,924
Sangetsu Corp.	96,349	1,148,893
Sankei Real Estate, Inc.	740	560,846
Sanken Electric Co., Ltd.	37,461	1,584,110
Sanki Engineering Co., Ltd.	90,631	1,020,123
Sankyo Seiko Co., Ltd.	65,573	281,366
Sanrio Co., Ltd.	95,109	1,935,523
Sanyo Chemical Industries Ltd.	18,093	651,176
Sanyo Denki Co., Ltd.	14,743	634,896
Sanyo Electric Railway Co., Ltd.	29,282	486,649
Sanyo Special Steel Co., Ltd.	40,540	662,090
Sato Holdings Corp.	39,794	588,040
SB Technology Corp.	17,420	313,477
SBS Holdings, Inc.	32,800	764,896
Seikagaku Corp.	70,258	433,634
Seiko Holdings Corp.	47,058	951,073
Seiren Co., Ltd.	72,456	1,152,920
Sekisui Jushi Corp.	45,750	597,458
Senko Group Holdings Co., Ltd.	169,982	1,113,878
Senshu Electric Co., Ltd.	10,880	456,699
Senshu Ikeda Holdings, Inc.	436,034	623,656
Shibaura Machine Co., Ltd.	48,120	1,225,022
Shibuya Corp.	33,849	611,490
Shikoku Chemicals Corp.	53,568	522,584
Shima Seiki Manufacturing Ltd.	49,850	785,463
Shin Nippon Air Technologies Co., Ltd.	22,435	318,445
Shin Nippon Biomedical Laboratories Ltd.	32,579	418,618
Shindengen Electric Manufacturing Co., Ltd.	13,639	339,265
Shin-Etsu Polymer Co., Ltd.	60,287	519,243

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shinko Shoji Co., Ltd.	60,867	424,406
Shinmaywa Industries Ltd.	93,745	703,935
Shinnihon Corp.	39,710	228,731
Shinwa Co., Ltd.	19,605	331,462
Shizuoka Gas Co., Ltd.	98,427	627,387
Shoei Co., Ltd.	39,867	1,496,814
Shoei Foods Corp.	23,109	724,823
Showa Sangyo Co., Ltd.	46,114	859,585
SIGMAXYZ Holdings, Inc.	31,240	276,593
Siix Corp.	58,705	487,820
Simplex Holdings, Inc.	44,724	664,368
Sinanen Holdings Co., Ltd.	14,742	399,362
Sinfonia Technology Co., Ltd.	38,771	409,575
Sinko Industries Ltd.	34,449	421,759
Sintokogio Ltd.	75,537	397,517
SKY Perfect JSAT Holdings, Inc.	235,244	850,313
Snow Peak, Inc. (a)	54,304	1,162,526
Sodick Co., Ltd.	81,122	495,642
Softcreate Holdings Corp.	12,516	404,244
Solasto Corp.	82,923	451,211
SOSiLA Logistics REIT, Inc.	1,131	1,353,912
Sparx Group Co., Ltd.	148,682	307,431
S-Pool, Inc.	101,792	969,297
SRA Holdings	12,080	264,146
SRE Holdings Corp. *	10,830	163,235
St Marc Holdings Co., Ltd.	40,534	476,722
Star Asia Investment Corp.	2,870	1,356,415
Star Micronics Co., Ltd.	57,722	756,495
Starts Corp., Inc.	49,911	943,942
Starts Proceed Investment Corp.	383	723,456
Starzen Co., Ltd.	25,496	391,027
Stella Chemifa Corp.	14,978	297,010
Strike Co., Ltd.	23,743	685,648
Studio Alice Co., Ltd.	15,450	271,782
Sumida Corp.	36,895	238,615
Sumitomo Densetsu Co., Ltd.	23,129	420,168
Sumitomo Mitsui Construction Co., Ltd.	255,403	863,619
Sumitomo Osaka Cement Co., Ltd.	57,075	1,419,721
Sumitomo Riko Co., Ltd.	83,815	366,807
Sumitomo Seika Chemicals Co., Ltd.	16,178	365,072
Sun Frontier Fudousan Co., Ltd.	44,633	365,335
Suruga Bank Ltd.	306,667	843,874
SWCC Showa Holdings Co., Ltd.	38,227	519,717
Systena Corp.	476,436	1,555,468
T Hasegawa Co., Ltd.	36,632	703,624
Tachibana Eletech Co., Ltd.	32,204	391,019
Tachi-S Co., Ltd.	48,540	434,292
Tadano Ltd.	196,455	1,449,227
Taihei Dengyo Kaisha Ltd.	25,447	542,389
Taikisha Ltd.	49,681	1,172,077
Taiyo Holdings Co., Ltd.	57,402	1,454,627
Takamatsu Construction Group Co., Ltd.	28,414	456,320
Takara Leben Co., Ltd.	139,340	358,518
Takara Leben Real Estate Investment Corp.	943	884,761
Takara Standard Co., Ltd.	86,527	824,611
Takasago International Corp.	25,332	457,825
Takasago Thermal Engineering Co., Ltd.	101,170	1,220,536
Takeuchi Manufacturing Co., Ltd.	57,097	1,038,571
Taki Chemical Co., Ltd.	8,708	305,959
Takuma Co., Ltd.	128,224	1,421,333
Tama Home Co., Ltd. (a)	22,431	413,765
Tamron Co., Ltd.	20,440	390,385
Tamura Corp.	138,456	594,098
Tanseisha Co., Ltd.	59,359	377,901
Tayca Corp.	31,489	301,072
TechMatrix Corp.	41,373	520,680
Teikoku Electric Manufacturing Co., Ltd.	28,221	356,697
Teikoku Sen-I Co., Ltd.	33,489	402,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Tekken Corp.	19,606	272,498
Tenma Corp.	20,738	373,024
Tess Holdings Co., Ltd.	24,407	257,265
T-Gaia Corp.	36,682	465,921
The 77 Bank Ltd.	123,507	1,626,343
The Aichi Bank Ltd.	15,064	586,658
The Akita Bank Ltd.	27,083	321,051
The Awa Bank Ltd.	60,085	932,253
The Bank of Iwate Ltd.	27,605	429,380
The Bank of Nagoya Ltd.	27,290	645,949
The Bank of Saga Ltd.	20,660	226,121
The Chukyo Bank Ltd.	20,092	252,546
The Ehime Bank Ltd.	58,009	363,895
The Fukui Bank Ltd.	39,670	406,429
The Gunma Bank Ltd.	694,077	1,888,351
The Hyakugo Bank Ltd.	359,956	892,580
The Hyakujushi Bank Ltd.	44,086	591,492
The Japan Wool Textile Co., Ltd.	118,221	845,453
The Keiyo Bank Ltd.	200,394	710,324
The Kiyo Bank Ltd.	106,509	1,142,543
The Miyazaki Bank Ltd.	25,148	395,268
The Musashino Bank Ltd.	55,243	738,176
The Nanto Bank Ltd.	52,527	787,629
The Nippon Road Co., Ltd.	5,680	282,576
The Nisshin Oillio Group Ltd.	40,229	929,071
The Ogaki Kyoritsu Bank Ltd.	68,430	913,322
The Oita Bank Ltd.	24,367	331,472
The Okinawa Electric Power Co., Inc.	74,674	679,725
The Pack Corp.	19,666	355,118
The San-in Godo Bank Ltd.	256,690	1,273,024
The Shibusawa Warehouse Co., Ltd.	17,895	319,104
The Shiga Bank Ltd.	81,757	1,757,224
The Shikoku Bank Ltd.	56,072	347,821
The Sumitomo Warehouse Co., Ltd.	88,377	1,472,206
The Tochigi Bank Ltd.	188,093	393,307
The Toho Bank Ltd.	375,399	580,702
The Towa Bank Ltd.	56,272	221,772
The Yamagata Bank Ltd.	47,427	305,993
The Yamanashi Chuo Bank Ltd.	53,605	476,693
TKC Corp.	50,175	1,314,390
Toa Corp.	28,048	513,452
Toagosei Co., Ltd.	206,980	1,647,538
TOC Co., Ltd.	83,803	402,583
Tocalo Co., Ltd.	87,688	933,148
Toei Co., Ltd.	11,366	1,630,972
Toenec Corp.	10,616	280,986
Toho Holdings Co., Ltd.	92,771	1,406,222
Toho Titanium Co., Ltd.	54,779	932,961
Toho Zinc Co., Ltd.	22,846	414,494
Tokai Corp.	30,573	404,012
TOKAI Holdings Corp.	196,283	1,341,154
Tokai Rika Co., Ltd.	83,054	903,203
Tokai Tokyo Financial Holdings, Inc.	363,307	1,044,919
Token Corp.	12,839	858,295
Tokushu Tokai Paper Co., Ltd.	15,152	379,845
Tokuyama Corp.	120,929	1,573,595
Tokyo Electron Device Ltd.	10,033	438,303
Tokyo Energy & Systems, Inc.	32,543	237,031
Tokyo Kiraboshi Financial Group, Inc.	43,677	640,327
Tokyo Seimitsu Co., Ltd.	64,212	2,490,714
Tokyo Steel Manufacturing Co., Ltd.	136,439	1,596,181
Tokyotokeiba Co., Ltd.	24,137	695,150
Tokyu Construction Co., Ltd.	110,671	502,405
Tokyu REIT, Inc.	1,537	2,293,941
TOMONY Holdings, Inc.	248,686	585,735
Tomy Co., Ltd.	157,268	1,569,685
Tonami Holdings Co., Ltd.	11,770	318,850
Topcon Corp.	181,530	2,594,999
Topre Corp.	74,955	598,381

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Topy Industries Ltd.	32,830	339,414
Toridoll Holdings Corp.	74,546	1,319,455
Torii Pharmaceutical Co., Ltd.	22,344	524,536
Torishima Pump Manufacturing Co., Ltd.	39,228	396,412
Tosei Corp.	46,487	407,251
Tosho Co., Ltd.	24,204	250,798
Totetsu Kogyo Co., Ltd.	45,013	757,186
Towa Corp.	41,177	590,872
Towa Pharmaceutical Co., Ltd.	46,381	864,202
Toyo Construction Co., Ltd.	128,724	833,512
Toyo Corp.	34,102	286,028
Toyo Ink SC Holdings Co., Ltd.	62,969	933,926
Toyo Kanetsu KK	14,040	301,984
Toyo Tanso Co., Ltd.	25,049	557,467
Toyobo Co., Ltd.	153,856	1,228,265
TPR Co., Ltd.	44,683	435,906
Trancom Co., Ltd.	10,597	531,312
Transcosmos, Inc.	44,549	1,203,372
TRE Holdings Corp.	56,072	978,955
Tri Chemical Laboratories, Inc.	46,676	934,282
Trusco Nakayama Corp.	66,076	947,135
TSI Holdings Co., Ltd.	137,758	351,235
Tsubaki Nakashima Co., Ltd.	73,633	552,341
Tsubakimoto Chain Co.	55,219	1,356,384
Tsugami Corp.	74,225	694,678
Tsukishima Kikai Co., Ltd.	61,285	443,994
Tsurumi Manufacturing Co., Ltd.	35,841	502,880
TV Asahi Holdings Corp.	35,579	401,576
UACJ Corp.	49,596	850,470
Uchida Yoko Co., Ltd.	15,454	562,805
Union Tool Co.	16,158	458,445
Unipres Corp.	67,039	463,793
United Arrows Ltd.	45,956	724,822
United Super Markets Holdings, Inc.	95,343	776,707
Usen-Next Holdings Co., Ltd.	28,446	452,191
UT Group Co., Ltd.	48,716	921,342
V Technology Co., Ltd.	15,348	347,536
Valor Holdings Co., Ltd.	66,578	963,128
Valqua Ltd.	25,821	550,963
ValueCommerce Co., Ltd.	28,273	697,787
Vector, Inc.	41,214	362,659
Vision, Inc./Tokyo Japan *	46,325	480,373
Vital KSK Holdings, Inc.	64,200	348,834
VT Holdings Co., Ltd.	147,396	524,757
Wacoal Holdings Corp.	91,877	1,421,239
Wacom Co., Ltd.	239,203	1,805,481
Wakita & Co., Ltd.	77,663	665,278
Warabeya Nichiyo Holdings Co., Ltd.	23,398	299,739
WDB Holdings Co., Ltd.	14,812	262,516
Weathernews, Inc.	9,883	515,488
WingArc1st, Inc.	28,847	313,035
World Co., Ltd.	32,433	358,252
World Holdings Co., Ltd.	15,982	292,321
W-Scope Corp. *	89,254	780,526
Xebio Holdings Co., Ltd.	39,540	265,557
Yahagi Construction Co., Ltd.	43,256	264,287
YAKUODO Holdings Co., Ltd.	15,596	239,556
YAMABIKO Corp.	56,414	518,775
YA-MAN Ltd.	47,341	444,173
Yamazen Corp.	110,273	809,186
Yellow Hat Ltd.	49,858	627,076
Yodogawa Steel Works Ltd.	47,070	825,815
Yokogawa Bridge Holdings Corp.	52,318	782,869
Yokohama Reito Co., Ltd.	74,755	488,701
Yokowo Co., Ltd.	38,474	723,752
Yondoshi Holdings, Inc.	32,129	433,565
Yonex Co., Ltd.	68,518	582,679
Yoshinoya Holdings Co., Ltd.	113,228	2,100,058
Yuasa Trading Co., Ltd.	27,642	688,660
SECURITY	NUMBER OF SHARES	VALUE ($)
Yukiguni Maitake Co., Ltd.	57,337	379,290
Yurtec Corp.	59,098	312,843
Zenrin Co., Ltd.	53,509	380,588
ZERIA Pharmaceutical Co., Ltd.	61,762	953,471
Zojirushi Corp.	76,646	813,260
Zuken, Inc.	22,447	496,244
		583,717,723

Netherlands 1.8%
Accell Group N.V. *	38,197	2,117,534
Alfen Beheer BV *	19,767	2,127,069
AMG Advanced Metallurgical Group N.V.	51,166	1,877,844
APERAM S.A.	81,433	3,372,509
Arcadis N.V.	123,176	4,871,678
B&S Group Sarl	46,729	281,829
Basic-Fit N.V. *	91,385	3,827,740
Boskalis Westminster	140,684	4,891,973
Brunel International N.V.	44,963	525,016
Corbion N.V.	104,981	3,789,932
Eurocommercial Properties N.V.	87,082	2,233,281
Flow Traders	44,174	1,382,731
Fugro N.V. *	174,316	2,603,100
Galapagos N.V. *	86,327	4,775,553
Intertrust N.V. *	156,746	3,250,818
Koninklijke BAM Groep N.V. *	430,219	1,232,372
Majorel Group Luxembourg S.A. *	35,760	986,428
NSI N.V.	31,133	1,275,684
OCI N.V. *	167,052	5,869,706
PostNL N.V. (a)	657,933	2,239,183
SBM Offshore N.V.	274,829	4,454,431
Sligro Food Group N.V. *	62,193	1,324,490
TKH Group N.V.	70,389	3,412,795
TomTom N.V. *	113,249	936,575
Vastned Retail N.V.	30,008	773,113
Wereldhave N.V.	68,687	1,150,070
		65,583,454

New Zealand 0.8%
Argosy Property Ltd.	1,501,779	1,221,979
Arvida Group Ltd.	1,231,497	1,274,613
Chorus Ltd.	773,158	3,588,439
Freightways Ltd.	269,866	1,932,362
Genesis Energy Ltd.	918,342	1,584,156
Goodman Property Trust	1,904,776	2,647,217
Heartland Group Holdings Ltd.	742,430	1,014,898
KMD Brands Ltd.	1,019,281	802,836
Oceania Healthcare Ltd.	1,224,643	821,097
Pacific Edge Ltd. *	1,225,820	566,543
Precinct Properties New Zealand Ltd.	2,305,909	2,086,434
Pushpay Holdings Ltd. *	1,301,480	1,236,910
Restaurant Brands New Zealand Ltd.	56,231	431,922
Scales Corp., Ltd.	194,142	577,542
Serko Ltd. *	186,492	439,457
Skellerup Holdings Ltd.	311,479	1,113,138
SKY Network Television Ltd. *	298,902	521,448
Stride Property Group	820,965	924,525
Summerset Group Holdings Ltd.	392,755	2,704,924
Synlait Milk Ltd. *	186,919	411,261
Tourism Holdings Ltd. *	253,370	453,561
Vector Ltd.	446,229	1,196,748
Vista Group International Ltd. *	371,832	411,475
Vital Healthcare Property Trust	818,793	1,540,351
		29,503,836

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 2.0%
Aker Carbon Capture A.S.A. *	598,041	1,362,032
Aker Horizons Holding A/S *	249,834	558,896
Arendals Fossekompani A/S	21,131	748,521
Atea A.S.A. *	146,402	1,709,973
Austevoll Seafood A.S.A.	151,881	2,038,931
Bakkafrost P/F	88,542	5,881,953
Bonheur A.S.A.	34,879	1,422,883
Borregaard A.S.A.	171,913	3,375,827
BW Energy Ltd. *	106,068	325,401
BW LPG Ltd.	138,129	1,132,133
BW Offshore Ltd.	157,648	585,937
Crayon Group Holding A.S.A. *	122,892	1,888,997
DNO A.S.A.	972,521	1,793,857
Elkem A.S.A. *	466,089	1,946,520
Entra A.S.A.	98,638	1,560,253
Frontline Ltd. *(a)	205,263	2,038,285
Grieg Seafood A.S.A. *	95,271	1,418,824
Hexagon Composites A.S.A. *	192,876	699,226
Kahoot! A.S.A. *	569,335	1,691,526
Kongsberg Gruppen A.S.A.	133,529	4,744,188
MPC Container Ships ASA	548,814	1,540,651
NEL A.S.A. *(a)	2,369,003	3,685,541
Norway Royal Salmon A.S.A.	24,326	657,271
Scatec A.S.A.	205,355	2,075,242
Sparebank 1 Oestlandet	49,919	721,117
SpareBank 1 SMN	237,443	3,212,819
SpareBank 1 SR-Bank A.S.A.	307,071	3,909,964
Stolt-Nielsen Ltd.	33,631	620,338
Storebrand A.S.A.	803,164	7,185,220
Subsea 7 S.A.	403,721	4,194,950
TGS A.S.A.	206,437	3,416,937
Veidekke A.S.A.	186,179	1,988,402
Wallenius Wilhelmsen A.S.A.	177,125	1,271,814
		71,404,429

Poland 0.6%
Alior Bank S.A. *	157,730	1,224,926
AmRest Holdings SE *	128,690	553,719
Asseco Poland S.A.	95,171	1,714,763
Bank Handlowy w Warszawie S.A.	53,030	781,248
Bank Millennium S.A. *	1,037,037	1,187,790
CCC S.A. *	51,148	624,347
Ciech S.A.	45,044	421,331
Enea S.A. *	374,934	781,195
Grupa Azoty S.A. *	86,475	1,021,195
Grupa Lotos S.A. *	169,966	2,802,858
Jastrzebska Spolka Weglowa S.A. *	90,886	1,411,211
Kernel Holding S.A.	77,558	489,685
KRUK S.A.	31,409	2,009,541
mBank S.A. *	22,334	1,453,994
Orange Polska S.A. *	1,131,844	1,662,161
PGE Polska Grupa Energetyczna S.A. *	1,271,010	3,003,392
Tauron Polska Energia S.A. *	1,666,018	1,286,812
Warsaw Stock Exchange	44,107	392,145
		22,822,313

Portugal 0.4%
Altri, SGPS, S.A.	126,724	822,664
Banco Comercial Portugues S.A., Class R *	13,527,406	2,779,418
Corticeira Amorim SGPS S.A.	59,818	672,840
CTT-Correios de Portugal S.A.	252,686	1,013,734
Greenvolt-Energias Renovaveis S.A. *	94,020	736,258
NOS,SGPS S.A.	374,299	1,587,832
SECURITY	NUMBER OF SHARES	VALUE ($)
REN - Redes Energeticas Nacionais, SGPS, S.A.	680,978	2,104,601
Semapa-Sociedade de Investimento e Gestao	26,853	455,082
Sonae, SGPS, S.A.	1,686,301	1,997,933
The Navigator Co. S.A.	427,551	1,906,254
		14,076,616

Republic of Korea 5.8%
ABLBio, Inc. *	39,846	779,400
Ace Technologies Corp. *	51,559	431,325
Advanced Process Systems Corp.	20,121	360,233
AfreecaTV Co., Ltd.	12,473	1,081,760
Ahnlab, Inc.	10,274	932,566
Amicogen, Inc. *	30,026	709,878
Ananti, Inc. *	71,097	459,728
Asiana Airlines, Inc. *	62,452	948,996
BH Co., Ltd.	40,859	929,664
Binex Co., Ltd. *	40,373	465,014
Binggrae Co., Ltd.	8,853	374,957
Bioneer Corp. *	36,822	921,145
BNC Korea Co., Ltd. *	74,094	596,489
Boryung	42,733	417,935
Bukwang Pharmaceutical Co., Ltd.	64,300	556,102
Cafe24 Corp. *	22,089	294,591
Cellid Co., Ltd. *	10,710	196,506
Cellivery Therapeutics, Inc. *	22,764	520,709
Chabiotech Co., Ltd. *	79,708	1,156,449
Chong Kun Dang Pharmaceutical Corp.	15,083	1,131,347
Chongkundang Holdings Corp.	7,477	396,453
Chunbo Co., Ltd.	6,890	1,504,751
CJ CGV Co., Ltd. *	44,313	990,345
CMG Pharmaceutical Co., Ltd. *	236,593	609,076
Com2uS Holdings Corp. *	8,432	490,026
Com2uSCorp	15,551	1,106,117
Cosmax, Inc.	12,410	701,147
CosmoAM&T Co., Ltd. *	33,994	1,502,968
Creative & Innovative System *	83,551	972,466
CrystalGenomics, Inc. *	69,081	281,975
CS Wind Corp.	37,730	1,744,387
Cuckoo Homesys Co., Ltd.	9,459	245,420
Daea TI Co., Ltd. *	99,981	324,057
Daeduck Electronics Co., Ltd. / New	59,293	1,603,096
Daejoo Electronic Materials Co., Ltd.	17,195	1,245,289
Daesang Corp.	30,872	561,445
Daewoong Co., Ltd.	35,614	831,914
Daewoong Pharmaceutical Co., Ltd.	8,401	1,167,937
Daishin Securities Co., Ltd.	55,052	729,755
Danal Co., Ltd. *	82,943	632,196
Daol Investment & Securities Co., Ltd.	82,925	337,813
Daou Technology, Inc.	40,773	675,595
Dawonsys Co., Ltd.	45,923	1,061,589
DB HiTek Co., Ltd.	60,531	3,361,202
Dentium Co., Ltd.	10,396	647,859
DIO Corp. *	18,580	493,334
Dong-A Socio Holdings Co., Ltd.	5,279	454,424
Dong-A ST Co., Ltd.	8,510	445,723
Dongjin Semichem Co., Ltd.	49,374	1,696,084
DongKook Pharmaceutical Co., Ltd.	39,775	704,068
Dongkuk Steel Mill Co., Ltd.	96,600	1,389,816
Dongwon F&B Co., Ltd.	1,964	261,136
Dongwon Industries Co., Ltd.	2,372	455,343
Doosan Co., Ltd.	9,120	624,365
Doosan Fuel Cell Co., Ltd. *	51,304	1,617,245
Doosan Tesna, Inc.	18,477	621,276
DoubleUGames Co., Ltd.	15,044	534,419
Duk San Neolux Co., Ltd. *	19,043	629,533
Duzone Bizon Co., Ltd.	31,014	928,765

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopro Co., Ltd.	30,901	2,060,566
Ecopro HN Co., Ltd.	18,479	700,505
ENF Technology Co., Ltd.	15,731	441,846
Enzychem Lifesciences Corp. *	17,515	298,712
Eo Technics Co., Ltd.	13,625	1,167,354
Eoflow Co., Ltd. *	41,521	775,247
ESR Kendall Square REIT Co., Ltd.	239,244	1,309,151
Eubiologics Co., Ltd. *	52,356	749,031
Eugene Investment & Securities Co., Ltd.	97,879	261,074
Eugene Technology Co., Ltd.	21,978	723,895
Eyegene, Inc. *	29,287	281,697
Foosung Co., Ltd.	87,300	1,644,108
GemVax & Kael Co., Ltd. *	56,229	665,822
GeneOne Life Science, Inc. *	121,411	1,226,671
Genexine, Inc. *	32,863	1,004,059
Giantstep, Inc. *	17,307	414,070
GOLFZON Co., Ltd.	5,034	685,197
Gradiant Corp. (b)	18,697	362,696
Grand Korea Leisure Co., Ltd. *	32,991	399,988
Green Cross Holdings Corp.	44,914	793,219
Green Cross LabCell Corp. *	14,284	733,134
Halla Holdings Corp.	11,206	375,888
Hana Micron, Inc. *	61,808	964,189
Hana Tour Service, Inc. *	16,339	999,727
Hanall Biopharma Co., Ltd. *	61,281	856,904
Hancom, Inc. *	25,903	440,719
Handsome Co., Ltd.	24,354	756,879
Hanil Cement Co., Ltd.	30,867	486,507
Hanjin Transportation Co., Ltd.	23,316	576,681
Hankook & Co. Co., Ltd.	50,441	580,977
Hanmi Semiconductor Co., Ltd.	78,767	916,784
Hansae Co., Ltd.	29,936	528,695
Hansol Chemical Co., Ltd.	14,400	3,090,204
Hansol Paper Co., Ltd.	26,548	311,143
Hanwha General Insurance Co., Ltd. *	130,081	455,262
Hanwha Investment & Securities Co., Ltd.	196,436	653,358
Hanwha Systems Co., Ltd.	97,145	1,244,543
Harim Holdings Co., Ltd.	85,171	715,954
HDC Holdings Co., Ltd.	59,225	345,623
HJ Shipbuilding & Construction Co., Ltd. *	126,084	762,293
HK inno N Corp.	23,787	896,915
HLB Global Co., Ltd. *	62,301	511,118
HLB Life Science Co., Ltd. *	141,392	1,788,542
HLB Therapeutics Co., Ltd. *	42,245	384,139
HS Industries Co., Ltd.	92,231	411,506
Hugel, Inc. *	10,778	1,083,724
Humasis Co., Ltd.	52,130	615,178
Huons Co., Ltd.	10,147	318,221
Hyosung Advanced Materials Corp.	5,593	2,350,760
Hyosung Chemical Corp. *	3,786	714,542
Hyosung Corp.	17,359	1,182,803
Hyosung Heavy Industries Corp. *	11,987	603,613
Hyosung TNC Corp.	5,169	1,792,354
Hyundai Autoever Corp.	8,026	869,289
Hyundai Bioscience Co., Ltd. *	61,265	1,450,909
Hyundai Construction Equipment Co., Ltd.	21,735	713,257
Hyundai Electric & Energy System Co., Ltd. *	38,307	698,208
Hyundai Elevator Co., Ltd.	44,001	1,225,214
Hyundai Greenfood Co., Ltd.	85,565	578,871
Hyundai Home Shopping Network Corp.	8,540	407,258
Hyundai Rotem Co., Ltd. *	125,573	1,963,981
Ilyang Pharmaceutical Co., Ltd.	23,679	515,801
iMarketKorea, Inc.	35,996	321,497
InBody Co., Ltd.	20,591	462,682
Innocean Worldwide, Inc.	18,851	767,936
SECURITY	NUMBER OF SHARES	VALUE ($)
Innox Advanced Materials Co., Ltd.	22,890	812,214
Inscobee, Inc. *	174,600	369,042
Insun ENT Co., Ltd. *	43,900	360,156
Intellian Technologies, Inc.	11,339	805,608
Interflex Co., Ltd. *	22,817	290,469
INTOPS Co., Ltd.	19,492	602,626
iNtRON Biotechnology, Inc. *	42,275	592,848
IS Dongseo Co., Ltd.	23,631	947,379
i-SENS, Inc.	15,220	393,663
ITM Semiconductor Co., Ltd.	11,659	329,829
JB Financial Group Co., Ltd.	262,285	1,895,270
Jeil Pharmaceutical Co., Ltd.	15,640	308,451
JR Reit XXVII	169,703	774,993
Jusung Engineering Co., Ltd.	56,447	962,683
JW Pharmaceutical Corp.	23,605	494,156
JYP Entertainment Corp.	49,690	2,285,290
KC Tech Co., Ltd.	16,667	270,778
KCC Glass Corp.	15,982	747,945
KEPCO Engineering & Construction Co., Inc.	22,298	1,333,699
KH FEELUX Co., Ltd. *	198,671	335,615
KH Vatec Co., Ltd.	25,689	469,262
KISWIRE Ltd.	18,633	390,070
KIWOOM Securities Co., Ltd.	23,211	1,789,791
KMW Co., Ltd. *	50,835	1,298,404
Koh Young Technology, Inc.	109,106	1,459,509
Kolmar Korea Co., Ltd.	25,254	852,210
Kolon Corp.	12,800	287,100
Kolon Industries, Inc.	30,060	1,664,331
Komipharm International Co., Ltd. *	56,246	372,337
Korea Asset In Trust Co., Ltd.	98,144	308,981
Korea Electric Terminal Co., Ltd.	11,967	592,933
Korea Line Corp. *	261,583	646,980
Korea Petrochemical Ind Co., Ltd.	5,133	647,226
Korea Real Estate Investment & Trust Co., Ltd.	273,260	439,531
Korea United Pharm, Inc.	17,064	384,119
Korean Reinsurance Co.	141,052	1,099,047
Kuk-il Paper Manufacturing Co., Ltd. *	132,771	332,679
Kumho Tire Co., Inc. *	229,373	795,353
KUMHOE&C Co., Ltd.	53,191	396,396
Kwang Dong Pharmaceutical Co., Ltd.	55,154	312,058
L&C Bio Co., Ltd.	20,199	633,464
LEENO Industrial, Inc.	16,576	2,096,786
LegoChem Biosciences, Inc. *	28,154	940,970
LF Corp.	27,829	438,624
LG Hausys Ltd.	10,156	412,085
LIG Nex1 Co., Ltd.	18,159	1,162,458
LOTTE Himart Co., Ltd.	20,944	369,889
LOTTE Reit Co., Ltd.	216,397	1,052,950
Lotte Tour Development Co., Ltd. *	51,515	687,033
LS Electric Co., Ltd.	26,839	1,110,699
Lutronic Corp.	32,015	631,398
LX Holdings Corp. *	72,194	566,021
LX International Corp.	40,881	1,257,292
LX Semicon Co., Ltd.	14,684	1,504,956
Maeil Dairies Co., Ltd.	6,257	334,293
Mcnex Co., Ltd.	19,329	606,179
Medipost Co., Ltd. *	27,518	553,830
MedPacto, Inc. *	23,794	580,811
MegaStudyEdu Co., Ltd.	13,342	996,444
Meritz Fire & Marine Insurance Co., Ltd.	97,328	3,040,517
Meritz Securities Co., Ltd.	500,835	2,465,313
Mezzion Pharma Co., Ltd. *	28,705	451,271
Mirae Asset Life Insurance Co., Ltd.	131,355	401,327
Modetour Network, Inc. *	22,962	392,537
Myoung Shin Industrial Co., Ltd. *	50,588	969,072
Namhae Chemical Corp.	32,582	334,458
Naturecell Co., Ltd. *	83,814	1,195,698

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Neowiz *	19,748	371,113
NEPES Corp. *	28,666	674,249
Nexen Tire Corp.	62,630	317,402
NHN KCP Corp. *	34,703	453,001
NICE Holdings Co., Ltd.	32,224	401,107
NICE Information Service Co., Ltd.	57,778	786,905
NKMax Co., Ltd. *	51,181	837,710
OliX Pharmaceuticals, Inc. *	18,227	330,744
OptoElectronics Solutions Co., Ltd.	11,137	256,551
Orion Holdings Corp.	31,582	365,036
Oscotec, Inc. *	41,880	993,516
Osstem Implant Co., Ltd.	15,229	1,351,555
Park Systems Corp.	6,815	604,823
Partron Co., Ltd.	68,335	615,855
People & Technology, Inc.	31,339	1,562,897
PharmaResearch Co., Ltd.	10,050	671,787
Pharmicell Co., Ltd. *	87,940	1,108,846
PI Advanced Materials Co., Ltd.	22,978	928,629
Poongsan Corp.	30,296	746,870
Posco ICT Co., Ltd.	88,636	444,899
RFHIC Corp.	28,067	704,397
S&S Tech Corp.	30,637	636,414
Sam Chun Dang Pharm Co., Ltd. *	22,671	823,684
Sambu Engineering & Construction Co., Ltd. *	170,837	307,926
Samchully Co., Ltd.	4,084	524,859
Samsung Pharmaceutical Co., Ltd. *	100,746	321,244
Samwha Capacitor Co., Ltd.	12,589	516,910
Samyang Holdings Corp.	10,406	684,650
Sangsangin Co., Ltd.	64,123	570,120
Seah Besteel Holdings Corp.	16,472	233,660
Sebang Global Battery Co., Ltd.	12,667	639,903
Seobu T&D	43,563	334,152
Seojin System Co., Ltd.	33,330	478,183
Seoul Semiconductor Co., Ltd.	72,728	752,440
SFA Engineering Corp.	32,673	1,106,530
SFA Semicon Co., Ltd. *	126,573	695,681
Shinsegae International, Inc.	19,530	546,973
Shinsung E&G Co., Ltd. *	289,090	533,924
SIMMTECH Co., Ltd.	32,378	1,334,690
SK Discovery Co., Ltd.	18,440	599,911
SK Gas Ltd.	4,067	428,988
SK Securities Co., Ltd.	626,255	410,012
SL Corp.	26,604	671,981
SM Entertainment Co., Ltd.	30,689	1,723,962
S-MAC Co., Ltd. *(b)	93,155	252,607
SNT Motiv Co., Ltd.	12,861	488,577
Solid, Inc. *	84,353	452,719
SOLUM Co., Ltd. *	65,025	1,200,955
Songwon Industrial Co., Ltd.	27,949	570,411
Soulbrain Co., Ltd.	7,160	1,585,710
SPC SAMLIP Co., Ltd.	3,712	228,925
ST Pharm Co., Ltd.	15,892	1,333,325
Studio Dragon Corp. *	11,001	684,673
Sungwoo Hitech Co., Ltd.	68,476	297,770
Taekwang Industrial Co., Ltd.	932	731,468
Taeyoung Engineering & Construction Co., Ltd.	44,005	305,887
Taihan Electric Wire Co., Ltd. *	626,830	1,129,834
TES Co., Ltd.	23,361	489,992
The Nature Holdings Co., Ltd..	16,915	413,578
TKG Huchems Co., Ltd.	39,718	802,578
Tokai Carbon Korea Co., Ltd.	7,691	857,249
Tongyang Life Insurance Co., Ltd.	62,275	294,966
Tongyang, Inc.	378,238	423,424
TY Holdings Co., Ltd. *	52,461	1,077,036
UniTest, Inc. *	25,485	577,800
Vaxcell-Bio Therapeutics Co., Ltd. *	17,895	675,474
Vidente Co., Ltd. *	62,696	597,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Vieworks Co., Ltd.	10,962	347,325
Webzen, Inc. *	28,215	478,916
WONIK IPS Co., Ltd.	62,805	1,972,174
Wysiwyg Studios Co., Ltd. *	57,294	1,505,056
Y2 Solution Co., Ltd. *(b)	32,067	12,959
YG Entertainment, Inc.	18,441	843,647
Youlchon Chemical Co., Ltd.	20,599	376,283
Young Poong Corp.	942	513,181
Youngone Corp.	53,360	2,005,529
Youngone Holdings Co., Ltd.	11,260	523,319
Yuanta Securities Korea Co., Ltd.	129,181	336,735
Yungjin Pharmaceutical Co., Ltd. *	149,827	509,233
Zinus, Inc.	15,268	737,978
		211,911,254

Singapore 1.1%
AEM Holdings Ltd.	463,733	1,535,741
AIMS APAC REIT	967,996	974,422
Ascendas India Trust	1,508,165	1,254,145
Asian Pay Television Trust	3,074,156	293,759
Best World International Ltd. *(b)	173,584	0
Bumitama Agri Ltd	525,080	277,688
CapitaLand China Trust	1,978,788	1,674,370
CDL Hospitality Trusts	1,416,443	1,291,527
China Hongxing Sports Ltd. *(b)	884,000	0
COSCO Shipping International Singapore Co., Ltd. *	1,686,075	244,751
Cromwell European Real Estate Investment Trust	541,603	1,189,394
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	8,605,709	2,573,740
Far East Hospitality Trust	1,737,306	823,728
First Real Estate Investment Trust	1,973,792	410,337
First Resources Ltd.	901,660	1,275,965
Frasers Centrepoint Trust	1,857,827	3,171,140
Haw Par Corp., Ltd.	246,005	2,103,128
iFAST Corp., Ltd.	272,027	968,336
Keppel Infrastructure Trust	6,285,266	2,590,397
Keppel Pacific Oak US REIT	1,463,783	1,017,329
Lendlease Global Commercial REIT	2,009,391	1,201,912
Lippo Malls Indonesia Retail Trust	9,596,828	378,021
Manulife US Real Estate Investment Trust	2,848,584	1,709,150
Nanofilm Technologies International Ltd.	330,695	603,062
OUE Commercial Real Estate Investment Trust	3,703,845	1,067,196
Parkway Life Real Estate Investment Trust	662,353	2,386,771
Prime US REIT	1,147,843	820,708
Raffles Medical Group Ltd.	1,574,697	1,355,418
Riverstone Holdings Ltd.	957,936	513,592
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,808,234	600,151
Sheng Siong Group Ltd.	776,124	866,197
Silverlake Axis Ltd.	1,336,932	302,319
SPH REIT	1,658,907	1,143,531
Starhill Global REIT	2,406,124	1,026,758
Thomson Medical Group Ltd. *	10,636,667	628,470
UMS Holdings Ltd.	771,348	658,310
		38,931,463

Spain 1.7%
Acerinox S.A.	370,148	4,784,026
Aedas Homes S.A.	34,818	829,898
Almirall S.A.	124,893	1,386,081
Applus Services S.A.	249,770	1,872,963

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atresmedia Corp de Medios de Comunicaion S.A.	138,090	576,627
Banco De Sabadell S.A.	9,841,253	8,781,854
Cia de Distribucion Integral Logista Holdings S.A.	107,970	2,081,931
Cie Automotive S.A.	87,709	2,236,206
Construcciones y Auxiliar de Ferrocarriles S.A.	31,806	1,008,536
Corp. Financiera Alba SA	26,318	1,584,455
Distribuidora Internacional de Alimentacion S.A. *	25,240,169	383,947
Ebro Foods S.A.	133,355	2,357,133
Ence Energia y Celulosa S.A.	222,866	852,320
Faes Farma S.A.	542,489	2,330,377
Fomento de Construcciones y Contratas S.A.	74,221	893,684
Gestamp Automocion S.A.	265,082	1,035,351
Global Dominion Access S.A.	183,211	806,648
Grupo Catalana Occidente S.A.	88,767	2,767,167
Indra Sistemas S.A. *	218,149	2,369,638
Laboratorios Farmaceuticos Rovi S.A.	37,985	2,539,145
Lar Espana Real Estate Socimi S.A.	108,335	574,467
Let's GOWEX S.A. *(b)	5,361	0
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,228,457	1,721,308
Mediaset Espana Comunicacion S.A. *	265,517	1,155,375
Melia Hotels International S.A. *	185,328	1,476,090
Neinor Homes S.A.	72,778	870,072
Pharma Mar S.A.	24,049	1,862,628
Prosegur Cash S.A.	656,243	508,972
Prosegur Cia de Seguridad S.A.	404,056	812,883
Sacyr S.A.	638,362	1,808,087
Solaria Energia y Medio Ambiente S.A. *	107,409	2,494,541
Tecnicas Reunidas S.A. *(a)	65,329	682,691
Unicaja Banco S.A.	2,151,135	2,139,638
Viscofan S.A.	66,795	3,584,862
		61,169,601

Sweden 5.2%
AAK AB (a)	304,283	5,212,557
AddLife AB	189,896	4,708,751
Addnode Group AB	202,814	2,068,843
AddTech AB, B Shares	332,782	5,608,924
AFRY AB	166,837	2,678,969
Arjo AB, B Shares	397,519	2,797,441
Atrium Ljungberg AB, B Shares	77,353	1,299,014
Attendo AB *	190,378	478,686
Avanza Bank Holding AB	221,693	5,320,460
Axfood AB	187,563	5,496,345
Beijer Alma AB	78,229	1,584,786
Betsson AB, B Shares *	213,272	1,456,161
Betsson AB RDS *	211,202	42,441
BHG Group AB *	133,810	689,316
Bilia AB, A Shares	132,051	2,008,370
BillerudKorsnas AB	307,699	4,140,436
Biotage AB	113,511	2,307,660
Bonava AB, B Shares	151,579	621,583
Boozt AB *	109,852	1,111,584
Bravida Holding AB	366,568	3,521,936
Bufab AB	50,272	1,618,586
Bure Equity AB	93,780	2,501,784
Camurus AB *	36,136	698,812
Cary Group AB *	120,273	701,945
Catena AB	47,349	2,072,319
CELLINK AB *(a)	54,368	718,801
Cibus Nordic Real Estate AB	77,726	1,728,719
Cint Group AB *	196,857	1,604,651
SECURITY	NUMBER OF SHARES	VALUE ($)
Clas Ohlson AB, B Shares	73,145	894,159
Cloetta AB, B Shares	357,678	791,131
Collector AB *	138,777	571,355
Concentric AB	65,276	1,347,733
Corem Property Group AB, B Shares	1,173,622	2,337,971
Dios Fastigheter AB	152,694	1,382,005
Dometic Group AB	571,547	4,402,425
Electrolux Professional AB, B Shares	402,982	2,551,679
Fabege AB	444,285	5,699,076
Fagerhult AB	124,803	681,186
Granges AB	185,261	1,669,189
Hansa Biopharma AB *	82,095	495,071
Hemnet Group AB	53,404	772,923
Hexatronic Group AB	67,343	3,049,954
Hexpol AB	440,456	4,137,301
HMS Networks AB	48,635	2,060,003
Hufvudstaden AB, A Shares	185,121	2,535,476
Instalco AB	408,827	2,169,986
Intrum AB	134,181	3,051,548
Investment AB Oresund	52,989	666,177
INVISIO AB	60,029	960,842
JM AB	120,022	2,644,897
Lindab International AB	117,401	2,267,946
Loomis AB	130,505	3,294,756
Medicover AB, B Shares	100,883	1,890,077
Mekonomen AB	74,127	880,403
MIPS AB	37,606	2,499,981
Modern Times Group MTG AB, B Shares *	186,299	2,189,815
Munters Group AB	181,144	1,182,181
Mycronic AB	122,226	2,273,705
NCC AB, B Shares	164,978	2,067,358
Nobia AB	206,190	697,581
Nolato AB, B Shares	302,043	1,914,078
Nordnet AB publ	298,854	4,850,747
NP3 Fastigheter AB	50,046	1,386,238
Nyfosa AB	312,628	3,649,161
Pandox AB *	152,047	2,082,484
Peab AB, B Shares	341,215	2,570,364
Platzer Fastigheter Holding AB, B Shares	91,214	883,830
Ratos AB, B Shares	358,607	1,960,973
Resurs Holding AB	250,530	679,866
Saab AB, B Shares	160,340	6,801,255
SAS AB *(a)	6,342,234	547,511
Scandic Hotels Group AB *(a)	239,073	979,394
Sdiptech AB *	49,840	1,611,809
Sectra AB, B Shares	229,059	3,338,612
SkiStar AB	71,537	1,174,290
SSAB AB, A Shares	428,468	2,636,416
SSAB AB, B Shares	1,140,306	6,547,903
Stillfront Group AB *	762,509	1,940,633
Systemair AB	137,922	875,436
Troax Group AB	59,814	1,406,144
Viaplay Group AB, B Shares *	130,504	4,141,756
Vitec Software Group AB, B Shares	41,849	2,230,686
VNV Global AB *	162,183	551,681
Volati AB	35,470	512,637
Wallenstam AB	575,375	3,160,441
Wihlborgs Fastigheter AB	456,559	3,856,904
		191,207,019

Switzerland 3.6%
Allreal Holding AG	25,131	4,598,589
ALSO Holding AG *	4,661	956,950
APG SGA S.A.	1,669	313,411
Arbonia AG	78,668	1,226,123
Aryzta AG *	1,695,631	1,837,943

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ascom Holding AG	59,039	474,258
Autoneum Holding AG	4,724	616,035
Bachem Holding AG	53,403	4,192,349
Basilea Pharmaceutica AG *(a)	20,716	770,461
Bell Food Group AG	3,393	890,240
Bobst Group S.A.	14,052	1,080,416
Bossard Holding AG, Class A	4,482	970,231
Bucher Industries AG	11,576	4,304,091
Burckhardt Compression Holding AG	5,408	2,727,837
Bystronic AG	2,220	1,820,375
Cembra Money Bank AG	52,170	3,646,539
Comet Holding AG	13,119	2,570,287
COSMO Pharmaceuticals N.V. *	15,796	866,798
Daetwyler Holding AG	12,631	3,070,286
dormakaba Holding AG	5,390	2,611,919
Dottikon Es Holding AG *(a)	7,574	1,991,183
Dufry AG *	106,819	4,415,178
EFG International AG	138,414	1,018,015
Forbo Holding AG	1,879	2,697,307
Galenica AG	84,718	6,345,785
Hiag Immobilien Holding AG	6,210	601,208
Huber & Suhner AG	30,929	2,684,568
Idorsia Ltd. *	206,376	3,423,273
Implenia AG *	25,061	559,497
Inficon Holding AG	3,339	2,933,011
Interroll Holding AG	954	2,816,567
Intershop Holding AG	1,960	1,363,852
Kardex Holding AG	10,113	1,844,194
Komax Holding AG	6,303	1,755,674
Landis & Gyr Group AG *	42,078	2,451,678
LEM Holding S.A.	797	1,473,355
Leonteq AG	20,333	1,251,523
Medacta Group S.A.	10,441	1,202,531
Medartis Holding AG *	7,772	802,700
Medmix AG	42,381	1,130,101
Meyer Burger Technology AG *	4,627,542	2,166,648
Mobimo Holding AG	12,475	3,292,656
Montana Aerospace AG *	36,037	590,999
OC Oerlikon Corp. AG	319,338	2,418,647
PolyPeptide Group AG	25,848	2,030,519
Rieter Holding AG	5,229	682,980
Schweiter Technologies AG	1,569	1,584,468
Sensirion Holding AG *	17,662	1,726,492
SFS Group AG	29,751	3,370,673
Siegfried Holding AG *	6,948	4,700,619
Softwareone Holding AG *	175,648	2,347,348
St. Galler Kantonalbank AG	5,091	2,379,394
Stadler Rail AG (a)	91,215	3,265,869
Sulzer AG	29,749	2,096,442
Swiss Steel Holding AG *	1,384,548	342,327
Swissquote Group Holding S.A.	14,783	1,827,537
u-blox Holding AG *	11,661	1,102,172
Valiant Holding AG	27,796	2,540,222
Valora Holding AG	6,327	1,083,818
Vetropack Holding AG	20,821	866,682
Vontobel Holding AG	48,112	3,744,359
VP Bank AG	4,450	427,103
VZ Holding AG	22,976	1,740,188
Ypsomed Holding AG	5,612	848,928
Zehnder Group AG	17,181	1,252,884
Zur Rose Group AG *	13,484	1,607,867
		132,344,179

United Kingdom 13.0%
888 Holdings plc	482,107	1,278,389
AG Barr plc	146,492	989,584
AJ Bell plc	497,321	1,792,572
Alfa Financial Software Holdings plc	174,065	383,905
SECURITY	NUMBER OF SHARES	VALUE ($)
Alphawave IP Group plc *	370,567	822,899
AO World plc *	519,979	516,400
Ascential plc *	747,111	2,928,326
Ashmore Group plc	784,246	2,443,288
Assura plc	5,006,465	4,530,326
Aston Martin Lagonda Global Holdings plc *(a)	118,201	1,069,595
Auction Technology Group plc *	154,638	1,976,187
Avon Rubber plc	47,063	691,595
Babcock International Group plc *	448,226	1,907,099
Bakkavor Group plc	264,369	327,520
Balfour Beatty plc	1,119,739	3,674,783
Bank of Georgia Group plc	66,790	1,350,174
Beazley plc	1,048,214	6,425,655
Biffa plc	385,146	1,560,074
Big Yellow Group plc	297,396	5,048,665
Bodycote plc	331,925	2,712,838
Brewin Dolphin Holdings plc	516,419	3,319,298
Bridgepoint Group plc	453,072	1,839,783
Britvic plc	462,246	4,800,365
Bytes Technology Group plc	356,390	2,095,772
C&C Group plc *	690,041	1,744,535
Capita plc *	2,902,563	886,723
Capital & Counties Properties plc	1,299,238	2,660,823
Capricorn Energy plc *	558,071	1,396,123
Carnival plc *	267,992	3,382,569
Centamin plc	1,884,306	1,914,556
Chemring Group plc	486,268	2,163,337
Cineworld Group plc *(a)	1,751,515	568,856
Clarkson plc	44,004	1,719,205
Close Brothers Group plc	258,300	3,571,124
CLS Holdings plc	279,781	807,472
CMC Markets plc	183,030	731,232
Coats Group plc	2,481,083	2,173,201
Computacenter plc	132,067	4,221,020
ContourGlobal plc	309,835	987,927
Countryside Properties plc *	904,042	3,160,596
Cranswick plc	90,267	3,469,786
Crest Nicholson Holdings plc	420,863	1,384,379
Currys plc	1,724,185	1,819,879
Darktrace plc *	429,167	1,983,944
Devro plc	296,858	772,579
Diploma plc	212,517	6,963,713
Domino's Pizza Group plc	796,980	3,378,915
Drax Group plc	689,676	5,854,052
Dunelm Group plc	196,889	2,179,903
Elementis plc *	982,301	1,462,071
Endeavour Mining plc	321,601	7,263,221
Energean plc *	205,544	3,460,869
Essentra plc	524,200	2,100,864
Euromoney Institutional Investor plc	189,883	2,589,329
FDM Group Holdings plc	146,476	1,727,890
Ferrexpo plc	518,740	1,142,133
Finablr plc *(b)	225,475	0
FirstGroup plc *	1,288,052	2,215,848
Frasers Group plc *	309,599	2,696,196
Future plc	197,255	4,922,289
Games Workshop Group plc	57,046	5,277,098
Genuit Group plc	405,303	2,352,249
Genus plc	112,770	3,922,623
Grafton Group plc	392,011	4,629,261
Grainger plc	1,259,823	4,906,162
Great Portland Estates plc	437,884	3,620,235
Greencore Group plc *	929,950	1,277,497
Greggs plc	177,383	5,061,302
Halfords Group plc	374,206	1,057,354
Hammerson plc	7,775,831	2,693,987
Harbour Energy plc	820,206	3,971,496
Hays plc	2,671,025	4,127,074

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Helical plc	174,157	939,417
Helios Towers plc *	1,337,870	1,918,801
Hill & Smith Holdings plc	137,088	2,408,441
Hilton Food Group plc	120,276	1,646,200
Hochschild Mining plc	525,374	729,004
Ibstock plc	659,165	1,544,356
IG Group Holdings plc	696,306	6,278,901
Inchcape plc	665,455	6,101,345
Indivior plc *	1,048,019	4,369,266
IntegraFin Holdings plc	513,719	1,952,679
Investec plc	1,156,345	7,030,215
IP Group plc	1,683,770	1,849,371
IWG plc *	1,264,228	4,003,979
J.D. Wetherspoon plc *	155,972	1,467,406
John Wood Group plc *	1,153,179	3,467,696
JTC plc	236,546	2,215,023
Jupiter Fund Management plc	742,603	1,665,906
Just Group plc	1,851,798	1,902,064
Kainos Group plc	97,522	1,549,857
Keller Group plc	127,644	1,251,566
Lancashire Holdings Ltd.	421,186	2,104,173
Liontrust Asset Management plc	101,553	1,428,337
LondonMetric Property plc	1,637,319	5,282,593
LXI REIT plc	1,321,013	2,404,076
Man Group plc	2,345,762	7,574,203
Marks & Spencer Group plc *	3,417,933	6,454,969
Marshalls plc	383,685	2,587,036
Marston's plc *	1,109,165	762,544
Mediclinic International plc *	682,796	3,347,453
Micro Focus International plc	568,579	2,672,127
Mitchells & Butlers plc *	427,705	1,119,040
Mitie Group plc	2,444,729	1,737,736
Molten Ventures plc *	261,399	1,767,452
Moneysupermarket.com Group plc	895,371	2,100,019
Moonpig Group plc *	454,445	1,481,098
Morgan Advanced Materials plc	486,335	1,961,369
Morgan Sindall Group plc	69,766	1,828,862
National Express Group plc *	927,494	3,104,653
NCC Group plc	503,602	1,364,582
Network International Holdings plc *	835,034	2,283,693
Ninety One plc	718,061	2,045,237
OSB Group plc	658,392	4,310,662
Oxford Biomedica plc *	120,014	772,906
Oxford Instruments plc	92,407	2,591,247
Pagegroup plc	537,636	3,108,749
Paragon Banking Group plc	420,887	2,608,723
Petershill Partners plc	498,310	1,447,586
Petrofac Ltd. *	727,041	1,303,880
Pets at Home Group plc	832,906	3,642,498
Playtech plc *	535,340	3,778,258
Plus500 Ltd.	174,888	3,438,416
Premier Foods plc	1,262,214	1,883,469
Primary Health Properties plc	2,272,762	4,244,984
Provident Financial plc	453,477	1,449,367
PureTech Health plc *	268,955	613,525
PZ Cussons plc	336,298	858,269
QinetiQ Group plc	980,420	4,512,496
Quilter plc	2,400,384	3,642,344
Rank Group plc *	373,380	511,981
Rathbone Brothers plc	105,987	2,758,332
Redde Northgate plc	424,424	2,016,579
Redrow plc	392,943	2,634,602
Rhi Magnesita N.V.	47,591	1,445,492
Rotork plc	1,508,832	5,313,016
S4 Capital plc *	910,942	3,258,194
Safestore Holdings plc	357,830	5,132,074
Sanne Group plc *	266,392	3,021,604
Savills plc	237,032	3,295,007
Senior plc *	776,917	1,237,644
SECURITY	NUMBER OF SHARES	VALUE ($)
Serco Group plc	2,102,472	4,668,851
Shaftesbury plc	478,554	3,603,651
SIG plc *	1,355,914	609,208
Sirius Real Estate Ltd.	1,908,685	2,785,587
Softcat plc	227,668	4,094,490
Spectris plc	192,168	7,309,273
Spire Healthcare Group plc *	496,319	1,379,251
Spirent Communications plc	1,085,060	3,172,602
SSP Group plc *	1,357,525	4,650,195
Synthomer plc	636,063	2,630,950
TBC Bank Group plc	62,355	1,163,073
Telecom Plus plc	114,687	2,428,272
The Restaurant Group plc *	1,237,595	830,562
The Unite Group plc	553,833	8,082,789
TI Fluid Systems plc	556,474	1,280,618
TP ICAP Group plc	1,355,018	2,218,340
Trainline plc *	796,370	3,198,680
Tritax Big Box REIT plc	3,260,387	8,366,057
Trustpilot Group plc *	578,860	698,532
Tullow Oil plc *	2,496,005	1,717,560
Ultra Electronics Holdings plc	122,554	5,004,335
Vesuvius plc	361,393	1,607,786
Victrex plc	145,096	3,201,957
Virgin Money UK plc	2,186,949	4,095,730
Vistry Group plc	379,220	4,325,275
Vivo Energy plc	694,612	1,223,836
Volution Group plc	322,503	1,656,286
Watches of Switzerland Group plc *	403,518	4,805,832
WH Smith plc *	219,271	4,404,974
Wickes Group plc	451,304	1,146,657
Wizz Air Holdings plc *	54,044	1,988,860
Workspace Group plc	261,946	2,353,830
XP Power Ltd.	25,983	1,064,257
		473,161,394
Total Common Stocks (Cost $3,502,537,796)		3,612,065,742

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	14,186	745,401
Jungheinrich AG	85,702	2,269,500
Schaeffler AG	135,436	852,379
		3,867,280

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	66,544	1,132,010

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	42,399	517,479

Sweden 0.0%
Corem Property Group AB	20,686	635,360
Total Preferred Stocks (Cost $6,917,959)		6,152,129

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

France 0.0%
Air France-KLM
expires 06/09/22, strike EUR 1.17 *(a)	489,000	785,867

Republic of Korea 0.0%
Hana Tour Service, Inc.
expires 06/09/22, strike KRW 49,800.00 *(b)	2,050	26,511

Spain 0.0%
Almirall S.A.
expires 06/02/22, strike EUR 0.19 *(b)	121,695	20,778

Sweden 0.0%
BillerudKorsnas AB
expires 06/17/22, strike SEK 84.50 *(b)	307,699	296,577
Total Rights (Cost $1,059,081)		1,129,733

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	80,228

Singapore 0.0%
Ezion Holdings Ltd.
expires 04/16/23 *(b)	802,298	0
Total Warrants (Cost $0)		80,228

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United Kingdom 0.1%
Picton Property Income Ltd.	951,005	1,180,573
UK Commercial Property REIT Ltd.	1,243,528	1,338,404
BMO Commercial Property Trust Ltd.	853,565	1,265,079
		3,784,056
Total Investment Companies (Cost $3,559,228)		3,784,056

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)	3,939,070	3,939,070
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (c)(d)	64,655,622	64,655,622
		68,594,692
Total Short-Term Investments (Cost $68,594,692)		68,594,692
Total Investments in Securities (Cost $3,582,668,756)		3,691,806,580

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	158	16,092,300	500,039

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $59,803,653.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
KRW —	South Korean Won
SEK —	Swedish Krona

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,527,375,385	$—	$—	$2,527,375,385
Australia	254,360,456	—	2,389,967*	256,750,423
Hong Kong	42,755,494	—	10,728*	42,766,222
Republic of Korea	211,282,992	—	628,262	211,911,254
Singapore	38,931,463	—	0*	38,931,463
Spain	61,169,601	—	0*	61,169,601
United Kingdom	473,161,394	—	0*	473,161,394
Preferred Stocks[1]	6,152,129	—	—	6,152,129
Rights[1]	785,867	—	—	785,867
Republic of Korea	—	—	26,511	26,511
Spain	—	—	20,778	20,778
Sweden	—	—	296,577	296,577
Warrants[1]
Italy	—	—	80,228	80,228
Singapore	—	—	0*	0
Investment Companies[1]	3,784,056	—	—	3,784,056
Short-Term Investments[1]	68,594,692	—	—	68,594,692
Futures Contracts[2]	500,039	—	—	500,039
Total	$3,688,853,568	$—	$3,453,051	$3,692,306,619

*	Level 3 amount shown includes securities determined to have no value at May 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.3% OF NET ASSETS

Brazil 5.1%
Ambev S.A.	6,011,469	18,001,677
Americanas S.A.	933,219	3,958,490
Armac Locacao Logistica E Servicos S.A.	97,872	285,441
Atacadao S.A.	367,625	1,501,191
Auren Energia S.A.	372,539	1,097,506
B3 S.A. - Brasil Bolsa Balcao	8,409,664	22,663,109
Banco Bradesco S.A.	2,163,813	7,708,007
Banco BTG Pactual S.A.	1,576,776	8,431,922
Banco do Brasil S.A.	1,173,273	9,067,078
Banco Inter S.A.	581,619	499,555
Banco Santander Brasil S.A.	495,765	3,510,091
BB Seguridade Participacoes S.A.	943,748	5,353,469
BR Malls Participacoes S.A.	1,104,116	1,968,890
BRF S.A. *	1,467,524	4,846,738
Caixa Seguridade Participacoes S.A.	633,152	1,050,220
CCR S.A.	1,523,612	4,289,238
Centrais Eletricas Brasileiras S.A.	911,059	8,101,977
Cia Brasileira de Distribuicao	222,782	951,099
Cia de Locacao das Americas	461,167	2,490,454
Cia de Saneamento Basico do Estado de Sao Paulo	461,966	4,463,091
Cia Energetica de Minas Gerais	447,897	1,414,979
Cia Paranaense de Energia	680,410	951,994
Cielo S.A.	1,742,673	1,452,657
Companhia Siderurgica Nacional S.A.	873,509	4,025,965
Cosan S.A.	1,643,157	7,493,484
CPFL Energia S.A.	244,963	1,742,129
CSN Mineracao S.A.	786,280	801,446
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	383,758	1,105,452
Dexco S.A.	397,280	939,836
EDP - Energias do Brasil S.A.	357,097	1,617,208
Embraer S.A. *	1,020,540	2,743,781
Energisa S.A.	344,538	3,229,726
Eneva S.A. *	1,370,271	4,505,302
Engie Brasil Energia S.A.	233,163	2,160,101
Equatorial Energia S.A.	1,268,785	6,367,220
GPS Participacoes e Empreendimentos S.A.	593,136	1,703,579
Grendene S.A.	490,206	884,494
GRUPO DE MODA SOMA S.A.	619,620	1,482,820
Grupo Mateus S.A. *	522,299	509,227
Hapvida Participacoes e Investimentos S.A.	5,510,967	7,815,325
Hypera S.A.	572,316	4,684,957
Itau Unibanco Holding S.A.	657,908	3,110,020
JBS S.A.	1,994,186	14,981,856
Klabin S.A.	1,105,789	5,213,212
Localiza Rent a Car S.A.	813,908	9,879,709
Locaweb Servicos de Internet S.A. *	624,065	870,525
Lojas Renner S.A.	1,381,034	7,752,396
SECURITY	NUMBER OF SHARES	VALUE ($)
M Dias Branco S.A.	184,146	1,006,884
Magazine Luiza S.A.	4,108,363	3,225,237
Marfrig Alimentos S.A.	468,764	1,546,191
Multiplan Empreendimentos Imobiliarios S.A.	385,546	1,960,031
Natura & Co. Holding S.A.	1,327,805	4,615,065
Neoenergia S.A.	289,040	1,093,065
Odontoprev S.A.	347,814	741,342
Petro Rio S.A. *	910,748	5,379,613
Petroleo Brasileiro S.A.	5,198,201	36,485,917
Porto Seguro S.A.	245,060	1,072,584
Raia Drogasil S.A.	1,465,529	6,386,522
Rede D'Or Sao Luiz S.A.	652,458	4,932,057
Rumo S.A.	1,700,300	6,343,921
Sao Martinho S.A.	219,698	2,336,256
Sendas Distribuidora S.A.	1,063,504	3,555,038
SIMPAR S.A.	270,680	680,898
Smartfit Escola de Ginastica e Danca S.A. *	170,268	522,812
Sul America S.A.	546,575	3,091,253
Suzano S.A.	998,548	11,273,861
Telefonica Brasil S.A.	609,759	6,569,070
TIM S.A.	1,106,585	3,362,770
TOTVS S.A.	629,100	3,766,422
Transmissora Alianca de Energia Eletrica S.A.	312,628	2,664,061
Ultrapar Participacoes S.A.	1,247,722	3,783,768
Usinas Siderurgicas de Minas Gerais S.A.	305,053	669,512
Vale S.A.	5,673,609	103,220,747
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	291,556	927,225
Via S.A. *	2,218,500	1,470,073
Vibra Energia S.A.	1,560,465	6,401,773
WEG S.A.	2,086,504	11,170,938
YDUQS Participacoes S.A.	427,260	1,458,884
		451,392,433

Chile 0.5%
Banco de Chile	59,270,968	6,174,089
Banco de Credito e Inversiones S.A.	64,981	2,415,768
Banco Santander Chile	83,583,413	4,183,740
CAP S.A.	97,307	1,246,631
Cencosud S.A.	1,846,956	2,962,849
Cencosud Shopping S.A.	789,777	841,495
Cia Cervecerias Unidas S.A.	192,762	1,377,039
Cia Sud Americana de Vapores S.A.	23,656,916	3,247,760
Colbun S.A.	10,673,814	797,521
Empresas CMPC S.A.	1,682,249	2,910,366
Empresas Copec S.A.	679,899	5,402,186
Enel Americas S.A.	26,197,166	2,838,053
Enel Chile S.A.	30,566,946	783,949
Falabella S.A.	1,112,211	3,259,207
Itau CorpBanca Chile S.A.	423,603,171	1,065,312

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Plaza S.A.	418,750	407,029
Quinenco S.A.	360,185	1,312,787
Sociedad Quimica y Minera de Chile S.A., A Shares	19,530	1,965,789
		43,191,570

China 33.4%
360 DigiTech, Inc.	183,033	2,879,109
360 Security Technology, Inc., A Shares *	777,900	964,310
37 Interactive Entertainment Network Technology Group Co., Ltd., A Shares	134,300	435,509
3SBio, Inc. *	1,486,277	1,104,447
Addsino Co. Ltd., A Shares	170,900	293,473
Advanced Micro-Fabrication Equipment, Inc. China, A Shares *	60,112	1,038,915
AECC Aero-Engine Control Co., Ltd., A Shares	113,300	469,355
AECC Aviation Power Co., Ltd., A Shares	243,300	1,439,897
Agile Group Holdings Ltd. (a)	1,993,921	846,309
Agricultural Bank of China Ltd., A Shares	8,656,800	3,927,015
Agricultural Bank of China Ltd., H Shares	42,958,865	16,371,957
Aier Eye Hospital Group Co., Ltd., A Shares	515,889	2,870,083
Air China Ltd., A Shares *	734,000	1,064,835
Air China Ltd., H Shares *	1,916,378	1,397,185
Akeso, Inc. *(a)	671,888	1,394,209
Alibaba Group Holding Ltd. *	19,671,799	241,335,617
Alibaba Health Information Technology Ltd. *	6,616,911	3,373,587
Alibaba Pictures Group Ltd. *	19,236,053	1,691,771
A-Living Smart City Services Co., Ltd.	457,506	730,092
All Winner Technology Co., Ltd., A Shares	49,780	153,378
Alpha Group, A Shares *	173,100	119,730
Aluminum Corp. of China Ltd., A Shares *	1,632,800	1,258,933
Aluminum Corp. of China Ltd., H Shares *	4,949,433	2,258,474
Amlogic Shanghai Co., Ltd., A Shares *	40,017	645,422
An Hui Wenergy Co. Ltd., A Shares *	224,900	140,070
Angang Steel Co., Ltd., H Shares	2,821,369	1,197,514
Angel Yeast Co., Ltd., A Shares	77,500	492,540
Angelalign Technology, Inc.	35,680	608,041
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	198,981
Anhui Conch Cement Co., Ltd., A Shares	437,500	2,412,361
Anhui Conch Cement Co., Ltd., H Shares	1,550,981	7,868,033
Anhui Expressway Co., Ltd., H Shares	811,124	700,961
Anhui Gujing Distillery Co., Ltd., A Shares	85,104	2,904,881
Anhui Kouzi Distillery Co., Ltd., A Shares	23,200	183,463
Anhui Yingjia Distillery Co., Ltd., A Shares	30,900	275,951
Anhui Zhongding Sealing Parts Co., Ltd., A Shares	113,200	248,791
Anjoy Foods Group Co., Ltd., A Shares	19,200	377,854
Anker Innovations Technology Co., Ltd., A Shares	13,500	126,624
ANTA Sports Products Ltd.	1,556,003	17,750,479
Apeloa Pharmaceutical Co., Ltd., A Shares	120,600	374,471
Asymchem Laboratories Tianjin Co., Ltd., A Shares	15,200	595,425
Autobio Diagnostics Co., Ltd., A Shares	20,300	129,135
Autohome, Inc., ADR	82,184	2,986,567
SECURITY	NUMBER OF SHARES	VALUE ($)
Avary Holding Shenzhen Co., Ltd., A Shares	76,700	348,396
AVIC Electromechanical Systems Co., Ltd., A Shares (b)	254,800	431,826
AVIC Industry-Finance Holdings Co., Ltd., A Shares	1,058,100	532,266
AviChina Industry & Technology Co., Ltd., H Shares	3,241,001	1,867,214
AVICOPTER plc, A Shares	57,300	331,049
BAIC Motor Corp., Ltd., H Shares	2,987,755	959,670
Baidu, Inc., A Shares *	3,062,286	57,572,405
Bank of Beijing Co., Ltd., A Shares	2,109,800	1,396,131
Bank of Changsha Co., Ltd., A Shares	372,300	424,728
Bank of Chengdu Co., Ltd., A Shares	147,900	338,562
Bank of China Ltd., A Shares	5,188,900	2,478,155
Bank of China Ltd., H Shares *	104,774,791	42,067,234
Bank of Communications Co., Ltd., A Shares	4,441,500	3,264,929
Bank of Communications Co., Ltd., H Shares	9,483,188	6,466,730
Bank of Guiyang Co. Ltd., A Shares	602,900	546,089
Bank of Hangzhou Co., Ltd., A Shares	525,000	1,070,530
Bank of Jiangsu Co., Ltd., A Shares	553,900	532,389
Bank of Nanjing Co., Ltd., A Shares	1,028,400	1,662,832
Bank of Ningbo Co., Ltd., A Shares	625,660	3,067,695
Bank of Qingdao Co., Ltd., A Shares	621,190	322,713
Bank of Shanghai Co., Ltd., A Shares	1,431,270	1,373,543
Bank of Suzhou Co., Ltd., A Shares	171,490	150,966
Bank of Zhengzhou Co., Ltd., A Shares *	714,170	283,341
Baoshan Iron & Steel Co., Ltd., A Shares	1,750,932	1,677,690
BBMG Corp., A Shares	2,007,200	844,422
BBMG Corp., H Shares	3,214,994	471,254
Beijing Capital Development Co., Ltd., A Shares	247,000	180,829
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares	697,700	305,010
Beijing Capital International Airport Co., Ltd., H Shares *	2,296,423	1,346,438
Beijing Dabeinong Technology Group Co., Ltd., A Shares *	458,300	534,503
Beijing Easpring Material Technology Co., Ltd., A Shares	49,000	512,052
Beijing E-Hualu Information Technology Co., Ltd., A Shares	90,000	217,744
Beijing Enlight Media Co., Ltd., A Shares	270,800	315,421
Beijing Enterprises Holdings Ltd.	710,121	2,489,096
Beijing Enterprises Water Group Ltd.	7,213,167	2,390,429
Beijing Jetsen Technology Co., Ltd., A Shares *	298,000	225,751
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,268,522	549,380
Beijing Kingsoft Office Software, Inc., A Shares	43,385	1,330,896
Beijing New Building Materials plc, A Shares	203,800	881,789
Beijing Orient National Communication Science & Technology Co., Ltd., A Shares *	119,100	156,199
Beijing Originwater Technology Co., Ltd., A Shares	298,600	218,159
Beijing Roborock Technology Co., Ltd., A Shares	6,051	575,721
Beijing Sanju Environmental Protection and New Material Co., Ltd., A Shares *	206,800	145,516
Beijing Shiji Information Technology Co., Ltd., A Shares	139,000	427,026

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Shougang Co., Ltd., A Shares	290,600	193,606
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,600	247,017
Beijing Sinnet Technology Co., Ltd., A Shares	230,100	336,569
Beijing SL Pharmaceutical Co., Ltd., A Shares	104,100	153,359
Beijing Tiantan Biological Products Corp., Ltd., A Shares	137,300	463,326
Beijing Ultrapower Software Co., Ltd., A Shares *	288,100	171,668
Beijing United Information Technology Co., Ltd., A Shares	49,590	572,341
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares	27,289	520,458
Beijing Yanjing Brewery Co., Ltd., A Shares	366,000	407,129
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., A Shares	21,700	410,323
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	117,530	206,752
Beijing-Shanghai High Speed Railway Co., Ltd., A Shares	2,714,900	1,979,454
BGI Genomics Co., Ltd., A Shares	15,600	153,468
Bilibili, Inc., Z Shares *	343,444	7,870,861
Bloomage Biotechnology Corp., Ltd., A Shares	34,275	755,247
Blue Moon Group Holdings Ltd. (a)	1,229,687	978,038
Blue Sail Medical Co., Ltd., A Shares	77,400	102,784
Bluefocus Intelligent Communications Group Co., Ltd., A Shares	245,100	230,077
Bluestar Adisseo Co., A Shares	97,500	142,614
BOC International China Co., Ltd., A Shares	91,600	164,977
BOE Technology Group Co., Ltd., A Shares	3,764,500	2,136,038
BOE Technology Group Co., Ltd., B Shares	1,193,900	560,006
Bosideng International Holdings Ltd.	3,641,552	1,935,527
Bright Dairy & Food Co., Ltd., A Shares	129,100	232,710
BTG Hotels Group Co., Ltd., A Shares *	102,500	340,828
BYD Co., Ltd., A Shares	176,000	7,797,131
BYD Co., Ltd., H Shares	1,141,470	40,737,947
BYD Electronic International Co., Ltd.	1,070,792	2,377,551
By-health Co., Ltd., A Shares	155,300	462,454
C&S Paper Co., Ltd., A Shares	119,000	196,154
Caitong Securities Co., Ltd., A Shares	128,960	138,818
Camel Group Co., Ltd., A Shares	112,600	156,272
CanSino Biologics, Inc., H Shares *	115,718	1,165,949
CECEP Solar Energy Co., Ltd., A Shares	345,100	393,181
CECEP Wind-Power Corp., A Shares	479,800	330,431
Central China Securities Co. Ltd., A Shares	679,500	399,802
CGN Power Co., Ltd., H Shares	16,676,663	4,378,779
Changchun High & New Technology Industry Group, Inc., A Shares	36,500	906,462
Changjiang Securities Co., Ltd., A Shares	519,300	442,378
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares	26,400	596,069
Chaozhou Three-Circle Group Co., Ltd., A Shares	169,408	751,245
Chengdu Xingrong Environment Co., Ltd., A Shares	283,400	223,176
Chengxin Lithium Group Co., Ltd., A Shares	81,300	598,120
China Baoan Group Co., Ltd., A Shares	261,200	459,096
SECURITY	NUMBER OF SHARES	VALUE ($)
China Cinda Asset Management Co., Ltd., H Shares	11,608,874	1,967,969
China CITIC Bank Corp., Ltd., A Shares	455,000	316,757
China CITIC Bank Corp., Ltd., H Shares	14,148,399	6,852,791
China Coal Energy Co., Ltd., A Shares	1,335,850	1,991,955
China Coal Energy Co., Ltd., H Shares	2,878,883	2,642,002
China Communications Services Corp., Ltd., H Shares	3,207,103	1,504,310
China Conch Environment Protection Holdings Ltd. *	2,228,843	1,465,905
China Conch Venture Holdings Ltd.	2,230,853	5,800,664
China Construction Bank Corp., A Shares	1,705,000	1,526,469
China Construction Bank Corp., H Shares	128,148,202	95,389,807
China CSSC Holdings Ltd., A Shares	425,800	1,186,992
China East Education Holdings Ltd.	628,488	293,995
China Eastern Airlines Corp., Ltd., A Shares *	940,600	678,757
China Eastern Airlines Corp., Ltd., H Shares *(a)	2,287,545	813,487
China Energy Engineering Corp., Ltd. *	3,131,200	1,092,268
China Everbright Bank Co., Ltd., A Shares	4,018,600	1,877,119
China Everbright Bank Co., Ltd., H Shares	4,442,664	1,460,965
China Everbright Environment Group Ltd.	4,870,210	2,929,991
China Everbright Ltd.	1,158,745	1,061,924
China Evergrande Group (b)	5,098,336	986,454
China Feihe Ltd.	3,596,943	3,640,245
China Galaxy Securities Co., Ltd., H Shares	5,647,772	3,117,035
China Gas Holdings Ltd.	4,051,607	6,042,126
China Great Wall Securities Co., Ltd., A Shares	222,500	289,809
China Greatwall Technology Group Co., Ltd., A Shares	337,300	513,065
China Hongqiao Group Ltd.	2,871,896	3,565,367
China International Capital Corp., Ltd., A Shares	88,600	510,690
China International Capital Corp., Ltd., H Shares	2,035,099	3,875,366
China International Marine Containers Group Co., Ltd., H Shares	802,270	1,302,767
China Jinmao Holdings Group Ltd.	8,900,268	2,405,003
China Jushi Co., Ltd., A Shares	377,677	923,922
China Lesso Group Holdings Ltd.	1,292,068	1,660,055
China Life Insurance Co., Ltd., H Shares	10,229,214	15,698,037
China Literature Ltd. *	557,444	2,447,750
China Longyuan Power Group Corp., Ltd., H Shares	4,593,959	9,872,367
China Medical System Holdings Ltd.	1,758,749	2,600,390
China Meheco Co., Ltd., A Shares	98,600	303,060
China Meidong Auto Holdings Ltd.	628,144	2,257,797
China Mengniu Dairy Co., Ltd. *	4,246,420	21,812,458
China Merchants Bank Co., Ltd., A Shares	2,048,000	12,169,524
China Merchants Bank Co., Ltd., H Shares	5,207,978	33,190,649
China Merchants Expressway Network & Technology Holdings Co. Ltd, A Shares	267,600	314,498
China Merchants Port Holdings Co., Ltd.	2,003,697	3,800,245
China Merchants Securities Co., Ltd., A Shares	693,780	1,339,905

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Securities Co., Ltd., H Shares	681,656	704,633
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	715,400	1,338,818
China Minmetals Rare Earth Co., Ltd., A Shares	91,000	368,801
China Minsheng Banking Corp., Ltd., A Shares	4,036,700	2,302,576
China Minsheng Banking Corp., Ltd., H Shares	8,111,083	3,142,889
China Molybdenum Co., Ltd., A Shares	976,000	696,997
China Molybdenum Co., Ltd., H Shares	5,171,528	2,537,793
China National Accord Medicines Corp. Ltd., B Shares	139,945	290,573
China National Building Material Co., Ltd., H Shares *	5,362,849	6,774,010
China National Chemical Engineering Co., Ltd., A Shares	575,200	812,069
China National Medicines Corp., Ltd., A Shares	67,700	283,798
China National Nuclear Power Co., Ltd., A Shares	1,534,200	1,667,559
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	346,700	1,807,881
China Oilfield Services Ltd., A Shares	263,029	593,050
China Oilfield Services Ltd., H Shares	2,279,813	2,702,457
China Overseas Land & Investment Ltd.	5,277,479	15,336,913
China Pacific Insurance Group Co., Ltd., A Shares	576,500	1,834,091
China Pacific Insurance Group Co., Ltd., H Shares	3,637,821	8,513,156
China Petroleum & Chemical Corp., A Shares	3,981,400	2,658,479
China Petroleum & Chemical Corp., H Shares	35,070,429	16,941,696
China Power International Development Ltd.	7,486,027	3,807,158
China Railway Group Ltd., A Shares	2,194,200	2,158,262
China Railway Group Ltd., H Shares	4,948,973	3,425,244
China Railway Signal & Communication Corp. Ltd., A Shares	866,934	591,852
China Railway Signal & Communication Corp., Ltd., H Shares	1,720,505	611,838
China Reinsurance Group Corp., H Shares	10,143,005	892,056
China Resources Beer Holdings Co., Ltd.	2,171,533	13,590,159
China Resources Boya Bio-pharmaceutical Group Co., Ltd., A Shares	40,600	194,326
China Resources Cement Holdings Ltd.	2,998,445	2,373,364
China Resources Double Crane Pharmaceutical Co., Ltd., A Shares	108,140	443,932
China Resources Gas Group Ltd.	1,215,775	5,090,556
China Resources Land Ltd.	3,791,235	16,913,183
China Resources Microelectronics Ltd., A Shares	93,908	743,458
China Resources Mixc Lifestyle Services Ltd.	784,820	3,871,307
China Resources Pharmaceutical Group Ltd.	2,137,077	1,182,188
China Resources Power Holdings Co., Ltd.	2,627,982	5,413,029
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	90,500	594,535
China Ruyi Holdings Ltd. *	3,445,091	983,615
China Shenhua Energy Co., Ltd., A Shares	626,770	3,186,680
SECURITY	NUMBER OF SHARES	VALUE ($)
China Shenhua Energy Co., Ltd., H Shares	4,713,084	15,769,252
China South Publishing & Media Group Co., Ltd., A Shares	175,200	267,807
China Southern Airlines Co., Ltd., A Shares *	1,473,400	1,431,620
China Southern Airlines Co., Ltd., H Shares *	1,555,813	858,661
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., A Shares	342,200	321,738
China State Construction Engineering Corp., Ltd., A Shares	4,035,600	3,329,065
China State Construction International Holdings Ltd.	2,381,927	2,802,249
China Suntien Green Energy Corp., Ltd., H Shares	2,461,544	1,436,977
China Taiping Insurance Holdings Co., Ltd.	1,942,166	2,232,901
China Three Gorges Renewables Group Co., Ltd., A Shares	2,405,500	2,236,452
China Tourism Group Duty Free Corp., Ltd., A Shares	183,900	4,864,977
China Tower Corp., Ltd., H Shares	64,143,946	7,521,771
China Traditional Chinese Medicine Holdings Co., Ltd.	3,245,284	1,712,496
China TransInfo Technology Co., Ltd., A Shares	208,400	272,068
China United Network Communications Ltd., A Shares	2,677,600	1,395,043
China Vanke Co., Ltd., A Shares	960,900	2,562,151
China Vanke Co., Ltd., H Shares	2,634,358	5,829,095
China West Construction Group Co., Ltd., A Shares	151,400	176,347
China World Trade Center Co., Ltd., A Shares	78,500	173,820
China Yangtze Power Co., Ltd., A Shares	2,187,800	7,867,616
China Zhenhua Group Science & Technology Co., Ltd., A Shares	51,400	918,050
China Zheshang Bank Co., Ltd., A Shares	1,151,900	560,481
Chinalin Securities Co., Ltd., A Shares	87,900	185,291
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	118,500	190,185
Chongqing Brewery Co., Ltd., A Shares *	45,800	890,163
Chongqing Changan Automobile Co., Ltd., A Shares	618,165	1,291,044
Chongqing Changan Automobile Co., Ltd., B Shares	1,784,560	943,965
Chongqing Fuling Zhacai Group Co., Ltd., A Shares	85,200	406,905
Chongqing Rural Commercial Bank Co., Ltd., H Shares	3,960,136	1,418,381
Chongqing Zhifei Biological Products Co., Ltd., A Shares	151,000	1,973,123
CIFI Holdings Group Co., Ltd.	5,156,831	2,241,372
CITIC Ltd.	6,756,035	7,586,551
Citic Pacific Special Steel Group Co., Ltd., A Shares	519,210	1,510,353
CITIC Securities Co., Ltd., A Shares	1,175,580	3,483,057
CITIC Securities Co., Ltd., H Shares	3,795,402	8,214,329
CMST Development Co., Ltd., A Shares	197,700	179,071
CNGR Advanced Material Co., Ltd., A Shares	16,300	256,894
CNOOC Energy Technology & Services Ltd., A Shares	716,700	294,002

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Contemporary Amperex Technology Co., Ltd., A Shares	222,800	13,609,366
COSCO Shipping Development Co., Ltd., A Shares	855,000	405,777
COSCO Shipping Development Co., Ltd., H Shares	4,778,966	980,701
COSCO Shipping Energy Transportation Co., Ltd., H Shares	2,420,322	1,539,396
COSCO Shipping Holdings Co., Ltd., A Shares *	1,095,921	2,518,548
COSCO Shipping Holdings Co., Ltd., H Shares *	4,614,174	8,174,955
COSCO Shipping Ports Ltd.	2,646,267	1,993,415
Country Garden Holdings Co., Ltd.	10,927,287	6,852,579
Country Garden Services Holdings Co., Ltd.	2,508,492	9,943,739
CRRC Corp., Ltd., A Shares	2,704,800	2,049,030
CRRC Corp., Ltd., H Shares	5,621,118	2,256,887
CSC Financial Co., Ltd., A Shares	430,600	1,445,992
CSC Financial Co., Ltd., H Shares	1,508,412	1,409,291
CSG Holding Co., Ltd., A Shares	448,446	417,602
CSG Holding Co., Ltd., B Shares	1,245,185	466,614
CSPC Pharmaceutical Group Ltd.	11,537,463	12,352,823
Daan Gene Co., Ltd., A Shares	140,160	368,687
Dada Nexus Ltd., ADR *	89,498	675,710
Dali Foods Group Co., Ltd.	2,790,033	1,408,254
Daqin Railway Co. Ltd, A Shares	1,463,900	1,470,606
Datang International Power Generation Co., Ltd., H Shares	5,290,920	944,139
DHC Software Co., Ltd., A Shares	348,400	308,789
Dian Diagnostics Group Co., Ltd., A Shares	69,500	312,154
DiDi Global, Inc. *	3,393,170	6,616,681
Digital China Information Service Co., Ltd., A Shares	80,400	131,926
Do-Fluoride New Materials Co., Ltd., A Shares	97,300	563,604
Dong-E-E-Jiao Co., Ltd., A Shares	58,500	277,988
Dongfang Electric Corp., Ltd., A Shares	268,900	562,808
Dongfang Electric Corp., Ltd., H Shares	441,176	506,094
Dongfeng Motor Group Co., Ltd., H Shares	4,312,623	3,391,589
Dongguan Development Holdings Co., Ltd., A Shares	114,100	169,115
Dongxing Securities Co., Ltd., A Shares	284,900	348,906
East Group Co., Ltd., A Shares	188,800	204,363
East Money Information Co., Ltd., A Shares	1,219,819	4,134,608
Eastroc Beverage Group Co., Ltd., A Shares	16,000	346,259
Easyhome New Retail Group Co., Ltd., A Shares	230,300	152,398
Ecovacs Robotics Co., Ltd., A Shares	51,700	906,766
ENN Ecological Holdings Co., Ltd., A Shares	254,275	696,654
ENN Energy Holdings Ltd.	1,043,683	16,003,348
Eternal Asia Supply Chain Management Ltd., A Shares	239,100	297,112
Eve Energy Co., Ltd., A Shares	178,236	2,146,229
Everbright Securities Co., Ltd., A Shares	523,700	905,581
Evergrande Property Services Group Ltd. *(a)(b)	5,635,472	1,519,926
Fangda Carbon New Material Co., Ltd., A Shares	344,180	363,792
Far East Horizon Ltd.	3,137,388	2,783,262
FAW Jiefang Group Co., Ltd., A Shares	236,400	317,116
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	98,800	209,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Street Holdings Co., Ltd., A Shares	274,900	236,649
First Capital Securities Co., Ltd., A Shares	460,000	386,352
Flat Glass Group Co., Ltd., H Shares (a)	740,551	3,081,873
Focus Media Information Technology Co., Ltd., A Shares	1,438,100	1,382,250
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	397,554	4,561,568
Fosun International Ltd.	2,914,999	2,964,954
Founder Securities Co., Ltd., A Shares	752,100	704,876
Foxconn Industrial Internet Co., Ltd., A Shares	1,299,200	1,830,325
Fujian Funeng Co., Ltd., A Shares	110,300	219,134
Fujian Sunner Development Co., Ltd., A Shares	120,900	318,025
Full Truck Alliance Co., Ltd., ADR *	778,735	5,396,634
Fuyao Glass Industry Group Co., Ltd., A Shares	176,300	1,059,479
Fuyao Glass Industry Group Co., Ltd., H Shares	879,303	4,270,121
Gan & Lee Pharmaceuticals Co., Ltd., A Shares	20,000	127,407
Ganfeng Lithium Co., Ltd., A Shares	124,100	2,210,962
Ganfeng Lithium Co., Ltd., H Shares	209,714	2,694,415
G-bits Network Technology Xiamen Co., Ltd., A Shares	6,200	300,105
GCL System Integration Technology Co., Ltd., A Shares *	557,000	269,352
GD Power Development Co., Ltd., A Shares	1,762,500	949,936
GDS Holdings Ltd., A Shares *	1,262,636	4,795,910
Geely Automobile Holdings Ltd. *	7,738,939	14,796,169
GEM Co., Ltd., A Shares	429,500	472,621
Gemdale Corp., A Shares	430,900	767,045
Genscript Biotech Corp. *	1,339,205	3,960,150
GF Securities Co., Ltd., A Shares	565,200	1,446,974
GF Securities Co., Ltd., H Shares	2,141,246	2,827,502
Gigadevice Semiconductor Beijing, Inc., A Shares	64,484	1,386,724
Ginlong Technologies Co., Ltd., A Shares	37,350	945,018
Glarun Technology Co., Ltd., A Shares	112,900	256,583
GoerTek, Inc., A Shares	336,600	2,052,537
Goke Microelectronics Co., Ltd., A Shares	17,300	184,826
GOME Retail Holdings Ltd. *(a)	16,264,630	808,510
Gongniu Group Co., Ltd., A Shares	20,700	451,784
Gotion High-tech Co., Ltd., A Shares *	154,200	851,408
Grandjoy Holdings Group Co., Ltd., A Shares *	467,900	268,296
Great Wall Motor Co., Ltd., A Shares	291,100	1,446,914
Great Wall Motor Co., Ltd., H Shares	4,181,320	7,525,315
Greenland Holdings Corp., Ltd., A Shares	705,640	405,674
Greentown China Holdings Ltd.	1,033,180	1,790,983
GRG Banking Equipment Co., Ltd., A Shares	247,500	331,265
Guangdong Baolihua New Energy Stock Co., Ltd., A Shares	216,400	141,256
Guangdong Electric Power Development Co., Ltd., B Shares	2,063,614	531,320
Guangdong Golden Dragon Development, Inc., A Shares *	78,700	162,598
Guangdong Haid Group Co., Ltd., A Shares	152,200	1,364,454
Guangdong HEC Technology Holding Co., Ltd., A Shares *	282,500	307,479
Guangdong Investment Ltd.	4,008,026	5,057,575

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	21,800	273,993
Guangdong LY Intelligent Manufacturing Co., Ltd., A Shares *	760,900	543,386
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	74,500	198,647
Guanghui Energy Co., Ltd., A Shares *	718,800	1,135,333
Guangshen Railway Co., Ltd., H Shares *	3,483,524	643,818
Guangxi Guiguan Electric Power Co., Ltd., A Shares	342,400	318,338
Guangxi Liugong Machinery Co., Ltd., A Shares	136,600	130,477
Guangxi Wuzhou Zhongheng Group Co., Ltd., A Shares	343,100	149,478
Guangzhou Automobile Group Co., Ltd., A Shares	381,760	856,179
Guangzhou Automobile Group Co., Ltd., H Shares	4,153,610	3,933,609
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	778,453
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	248,482	693,610
Guangzhou Haige Communications Group, Inc. Co., A Shares	203,400	285,334
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	520,338
Guangzhou Pearl River Piano Group Co., Ltd., A Shares	197,700	175,223
Guangzhou R&F Properties Co., Ltd., H Shares (a)	2,348,299	835,092
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares	24,300	255,137
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	187,780	1,069,711
Guangzhou Wondfo Biotech Co., Ltd., A Shares	41,770	242,013
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	207,495	242,306
Guangzhou Zhujiang Brewery Co., Ltd., A Shares	214,300	258,916
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	160,400	215,167
Guizhou Xinbang Pharmaceutical Co., Ltd., A Shares	258,800	186,368
Guolian Securities Co., Ltd., A Shares	171,900	264,822
Guosen Securities Co., Ltd., A Shares	481,000	657,474
Guosheng Financial Holding, Inc., A Shares *	194,100	278,971
Guotai Junan Securities Co., Ltd., A Shares	622,100	1,349,557
Guotai Junan Securities Co., Ltd., H Shares *	1,199,534	1,550,341
Guoyuan Securities Co., Ltd., A Shares	406,400	351,069
Haidilao International Holding Ltd. (a)	1,442,351	2,867,954
Haier Smart Home Co., Ltd., A Shares	608,300	2,312,294
Haier Smart Home Co., Ltd., H Shares	3,197,729	11,392,003
Haisco Pharmaceutical Group Co. Ltd, A Shares	89,700	212,587
Haitian International Holdings Ltd.	747,344	1,919,430
Haitong Securities Co., Ltd., A Shares	971,400	1,327,796
Haitong Securities Co., Ltd., H Shares	4,710,220	3,338,048
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	267,404
Hangzhou Binjiang Real Estate Group Co., Ltd., A Shares	279,900	316,802
Hangzhou Chang Chuan Technology Co., Ltd., A Shares	59,500	359,883
SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou First Applied Material Co., Ltd., A Shares	68,516	813,854
Hangzhou Lion Electronics Co., Ltd., A Shares	25,456	235,070
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	315,913
Hangzhou Robam Appliances Co., Ltd., A Shares	75,700	346,801
Hangzhou Shunwang Technology Co., Ltd., A Shares	66,000	102,863
Hangzhou Silan Microelectronics Co., Ltd., A Shares	127,300	859,543
Hangzhou Tigermed Consulting Co., Ltd., A Shares	64,700	832,264
Hangzhou Tigermed Consulting Co., Ltd., H Shares	179,017	1,727,296
Han's Laser Technology Industry Group Co., Ltd., A Shares	68,000	303,482
Hansoh Pharmaceutical Group Co., Ltd.	1,300,493	2,343,873
Haohua Chemical Science & Technology Co., Ltd., A Shares	79,400	450,766
Harbin Boshi Automation Co., Ltd., A Shares	97,500	159,984
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	235,857
Heilongjiang Agriculture Co., Ltd., A Shares	183,100	460,532
Hello Group, Inc., ADR	201,406	1,224,548
Henan Shuanghui Investment & Development Co., Ltd., A Shares	317,300	1,346,271
Hengan International Group Co., Ltd.	993,944	4,934,532
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	151,500	518,050
Hengli Petrochemical Co., Ltd., A Shares	334,900	1,182,283
Hengtong Optic-electric Co. Ltd, A Shares	235,300	431,892
Hengyi Petrochemical Co., Ltd.., A Shares	302,900	483,867
Hesteel Co., Ltd., A Shares	940,200	330,789
Hithink RoyalFlush Information Network Co., Ltd., A Shares	48,200	615,688
Holitech Technology Co., Ltd., A Shares *	350,100	148,858
Hongfa Technology Co., Ltd., A Shares	77,100	612,007
Hongta Securities Co., Ltd., A Shares	153,200	181,425
Hopson Development Holdings Ltd.	921,909	1,501,743
Hoshine Silicon Industry Co., Ltd., A Shares	49,500	690,098
Hua Hong Semiconductor Ltd. *	687,874	2,608,390
Huabao Flavours & Fragrances Co., Ltd., A Shares	22,800	88,068
Huadian Power International Corp., Ltd., H Shares	3,491,160	1,250,411
Huadong Medicine Co., Ltd., A Shares	161,700	938,574
Huafon Chemical Co., Ltd., A Shares	380,900	471,035
Huagong Tech Co., Ltd., A Shares	84,800	259,628
Huaibei Mining Holdings Co., Ltd., A Shares	172,300	394,159
Hualan Biological Engineering, Inc., A Shares	171,980	481,484
Huali Industrial Group Co., Ltd., A Shares	29,400	335,974
Huaneng Power International, Inc., A Shares	625,500	692,045
Huaneng Power International, Inc., H Shares	5,944,774	3,023,325
Huapont Life Sciences Co., Ltd., A Shares	176,300	144,378

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huatai Securities Co., Ltd., A Shares	627,300	1,250,956
Huatai Securities Co., Ltd., H Shares	2,314,169	3,238,725
Huaxi Securities Co., Ltd., A Shares	165,400	174,577
Huaxia Bank Co., Ltd., A Shares	1,745,400	1,390,174
Huaxin Cement Co., Ltd., A Shares	128,926	382,759
Huaxin Cement Co., Ltd., H Shares	765,024	1,232,534
Huayu Automotive Systems Co., Ltd., A Shares	342,600	1,130,989
Huazhu Group Ltd., ADR	302,934	9,845,355
Hubei Biocause Pharmaceutical Co., Ltd., A Shares	377,800	165,727
Hubei Energy Group Co., Ltd., A Shares	588,700	399,259
Hubei Jumpcan Pharmaceutical Co., Ltd., A Shares	28,000	96,290
Hubei Xingfa Chemicals Group Co., Ltd., A Shares	108,000	607,635
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	886,890
Humanwell Healthcare Group Co., Ltd., A Shares	151,600	379,488
Hunan Gold Corp., Ltd., A Shares *	110,600	152,006
Hunan Valin Steel Co., Ltd., A Shares	571,200	458,369
Hundsun Technologies, Inc., A Shares	142,842	857,557
Hygeia Healthcare Holdings Co., Ltd.	471,228	2,615,748
Hytera Communications Corp., Ltd., A Shares *	160,100	114,333
Iflytek Co., Ltd., A Shares	226,100	1,230,799
I-Mab, ADR *	34,226	297,766
Imeik Technology Development Co., Ltd., A Shares	14,500	1,174,215
Industrial & Commercial Bank of China Ltd., A Shares	7,846,200	5,474,038
Industrial & Commercial Bank of China Ltd., H Shares	108,118,562	64,907,932
Industrial Bank Co., Ltd., A Shares	1,976,900	5,815,805
Industrial Securities Co., Ltd., A Shares	582,600	539,913
Ingenic Semiconductor Co., Ltd., A Shares	31,400	437,195
Inmyshow Digital Technology Group Co., Ltd., A Shares	122,400	140,553
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares *	3,807,900	1,145,893
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	115,200	258,706
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	787,100	510,247
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	636,800	3,622,840
Innovent Biologics, Inc. *	1,826,336	5,668,345
Inspur Electronic Information Industry Co., Ltd., A Shares	82,228	303,458
Intco Medical Technology Co., Ltd., A Shares	44,375	182,698
iQIYI, Inc., ADR *	435,462	1,785,394
JA Solar Technology Co., Ltd., A Shares	159,600	2,236,512
Jafron Biomedical Co., Ltd., A Shares	68,050	448,376
Jason Furniture Hangzhou Co., Ltd., A Shares	57,700	552,432
JCET Group Co., Ltd., A Shares	159,900	579,330
JD Health International, Inc. *	998,234	6,355,423
JD Logistics, Inc. *(a)	2,358,392	4,623,267
JD.com, Inc., A Shares	2,135,735	61,522,278
Jiangsu Eastern Shenghong Co., Ltd., A Shares	386,000	903,252
Jiangsu Expressway Co., Ltd., A Shares	486,600	614,861
Jiangsu Expressway Co., Ltd., H Shares	1,314,912	1,359,234
SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu GoodWe Power Supply Technology Co., Ltd., A Shares	6,880	273,103
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	884,361
Jiangsu Hengrui Medicine Co., Ltd., A Shares	603,244	2,738,324
Jiangsu King's Luck Brewery JSC Ltd., A Shares	113,200	779,421
Jiangsu Linyang Energy Co., Ltd., A Shares	188,800	227,259
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	147,300	3,638,725
Jiangsu Yangnong Chemical Co., Ltd., A Shares	34,000	750,358
Jiangsu Yoke Technology Co., Ltd., A Shares	41,800	306,019
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	93,500	334,558
Jiangsu Zhongnan Construction Group Co., Ltd., A Shares	477,743	233,171
Jiangsu Zhongtian Technology Co., Ltd., A Shares	353,100	970,055
Jiangxi Copper Co., Ltd., A Shares	341,600	926,699
Jiangxi Copper Co., Ltd., H Shares	1,408,279	2,290,425
Jiangxi Special Electric Motor Co., Ltd., A Shares *	161,500	526,615
Jiangxi Zhengbang Technology Co., Ltd., A Shares	417,800	389,064
Jiayuan International Group Ltd. (b)	1,206,024	53,802
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	105,100	227,527
Jinke Properties Group Co., Ltd., A Shares	521,304	245,066
Jinke Smart Services Group Co., Ltd., H Shares	438,028	1,068,613
Jinneng Holding Shanxi Electric Power Co., Ltd., A Shares *	259,900	153,308
Jinxin Fertility Group Ltd. *	1,853,689	1,455,440
JiuGui Liquor Co., Ltd., A Shares	31,000	728,565
Jiumaojiu International Holdings Ltd.	824,240	1,930,971
Jizhong Energy Resources Co., Ltd., A Shares	395,600	466,116
JL Mag Rare-Earth Co., Ltd., A Shares	33,700	151,462
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	224,300	399,276
Joinn Laboratories China Co., Ltd., A Shares	28,200	449,341
Joinn Laboratories China Co., Ltd., H Shares	75,696	603,982
Jointown Pharmaceutical Group Co., Ltd., A Shares	166,000	294,503
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	308,504
Joyoung Co., Ltd., A Shares	77,400	192,011
JOYY, Inc., ADR	72,019	3,052,885
Juewei Food Co., Ltd., A Shares	26,800	207,358
Juneyao Airlines Co., Ltd., A Shares	83,000	164,027
Kaishan Group Co., Ltd., A Shares *	90,100	192,896
Kanzhun Ltd., ADR *	402,742	8,143,443
KE Holdings, Inc., ADR *	312,864	4,192,378
Keda Industrial Group Co., Ltd.	180,000	413,660
Kingboard Holdings Ltd.	985,195	4,721,572
Kingboard Laminates Holdings Ltd.	1,390,375	2,335,737
Kingdee International Software Group Co., Ltd. *	3,564,536	7,033,161
Kingfa Sci & Tech Co., Ltd., A Shares	242,400	324,439
Kingsoft Cloud Holdings Ltd., ADR *	132,937	640,756

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kingsoft Corp., Ltd.	1,183,738	3,975,693
Kuaishou Technology *	2,196,467	21,277,220
Kuang-Chi Technologies Co., Ltd., A Shares *	225,300	527,209
Kunlun Energy Co., Ltd.	5,070,789	4,369,169
Kunlun Tech Co., Ltd., A Shares	112,200	247,937
Kweichow Moutai Co., Ltd., A Shares	120,600	32,572,689
KWG Group Holdings Ltd.	1,618,781	509,638
Lakala Payment Co., Ltd., A Shares *	85,300	232,680
Lao Feng Xiang Co., Ltd., A Shares	216,658	1,318,554
Laobaixing Pharmacy Chain JSC, A Shares	37,100	223,453
LB Group Co., Ltd., A Shares	215,000	611,260
Legend Holdings Corp., H Shares	763,407	904,931
Lens Technology Co., Ltd., A Shares	458,800	724,667
Lepu Medical Technology Beijing Co., Ltd., A Shares	165,400	438,052
Leyard Optoelectronic Co., Ltd., A Shares	216,500	201,609
Li Auto, Inc., ADR *	565,472	14,176,383
Li Ning Co., Ltd.	3,122,461	24,357,070
LianChuang Electronic Technology Co., Ltd., A Shares	97,600	192,733
Lianhe Chemical Technology Co., Ltd., A Shares	84,000	187,508
Liaoning Port Co., Ltd., A Shares	1,499,900	386,236
Livzon Pharmaceutical Group, Inc., A Shares	109,500	542,631
Livzon Pharmaceutical Group, Inc., H Shares	140,361	450,841
Logan Group Co., Ltd. (a)(b)	1,451,069	435,552
Longfor Group Holdings Ltd.	2,531,480	12,632,313
LONGi Green Energy Technology Co., Ltd., A Shares	532,820	6,317,835
Longshine Technology Group Co., Ltd., A Shares	105,200	397,685
Luenmei Quantum Co., Ltd., A Shares	125,600	134,449
Lufax Holding Ltd., ADR	762,301	4,794,873
Luolai Lifestyle Technology Co., Ltd., A Shares	77,800	144,432
Luoyang Xinqianglian Slewing Bearing Co., Ltd., A Shares	28,560	360,367
Luxi Chemical Group Co., Ltd., A Shares	167,000	482,543
Luxshare Precision Industry Co., Ltd., A Shares	690,517	3,495,281
Luye Pharma Group Ltd. *	2,319,589	727,315
Luzhou Laojiao Co., Ltd., A Shares	144,000	4,630,835
Maanshan Iron & Steel Co., Ltd., A Shares	1,271,800	740,681
Maccura Biotechnology Co., Ltd., A Shares	36,600	104,769
Mango Excellent Media Co., Ltd., A Shares	199,070	1,079,187
Maxscend Microelectronics Co., Ltd., A Shares	28,280	821,379
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	235,000	180,136
Meituan, B Shares *	5,367,445	127,933,952
Metallurgical Corp. of China Ltd., A Shares	1,490,000	787,451
Metallurgical Corp. of China Ltd., H Shares	3,782,759	954,664
Ming Yang Smart Energy Group Ltd., A Shares	188,600	718,608
Ming Yuan Cloud Group Holdings Ltd. (a)	788,147	973,436
MINISO Group Holding Ltd., ADR	100,649	553,569
Montage Technology Co., Ltd., A Shares	108,000	1,039,027
SECURITY	NUMBER OF SHARES	VALUE ($)
Montnets Cloud Technology Group Co., Ltd., A Shares *	79,200	114,068
Muyuan Foods Co., Ltd., A Shares	524,286	4,017,271
Nanjing Hanrui Cobalt Co., Ltd., A Shares	32,500	262,067
Nanjing Iron & Steel Co., Ltd., A Shares	548,700	263,695
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	71,600	296,073
Nanjing Securities Co., Ltd., A Shares	398,500	453,424
NARI Technology Co., Ltd., A Shares	557,620	2,859,311
National Silicon Industry Group Co., Ltd., A Shares *	139,911	468,786
NAURA Technology Group Co., Ltd., A Shares	55,900	2,259,634
NavInfo Co., Ltd., A Shares *	214,000	421,310
NetEase, Inc.	2,083,155	45,191,603
New China Life Insurance Co., Ltd., A Shares	174,000	734,617
New China Life Insurance Co., Ltd., H Shares	1,350,947	3,538,561
New Hope Liuhe Co., Ltd., A Shares *	421,200	900,490
New Oriental Education & Technology Group, Inc. *	189,391	2,473,446
Newland Digital Technology Co., Ltd., A Shares	108,600	202,586
Nine Dragons Paper Holdings Ltd.	2,235,351	2,008,683
Ninestar Corp., A Shares	136,400	896,278
Ningbo Deye Technology Co., Ltd., A Shares	20,580	628,578
Ningbo Joyson Electronic Corp., A Shares	130,600	237,760
Ningbo Orient Wires & Cables Co., Ltd., A Shares	65,200	566,256
Ningbo Ronbay New Energy Technology Co., Ltd., A Shares	42,068	585,793
Ningbo Sanxing Medical Electric Co., Ltd., A Shares	109,200	166,104
Ningbo Shanshan Co., Ltd., A Shares	203,800	696,278
Ningbo Tuopu Group Co., Ltd., A Shares	83,600	732,192
Ningbo Zhoushan Port Co., Ltd., A Shares	903,600	545,185
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	618,496
NIO, Inc., ADR *	1,808,282	31,446,024
Nongfu Spring Co., Ltd., H Shares	2,409,464	13,451,514
North Huajin Chemical Industries Co., Ltd., A Shares	154,000	150,555
North Industries Group Red Arrow Co., Ltd., A Shares *	74,900	278,882
Northeast Securities Co., Ltd., A Shares	200,000	192,832
NSFOCUS Technologies Group Co., Ltd., A Shares	72,900	106,631
Oceanwide Holdings Co., Ltd., A Shares *	2,000	446
Offcn Education Technology Co., Ltd., A Shares *	217,100	168,040
Offshore Oil Engineering Co., Ltd., A Shares	470,100	313,897
OFILM Group Co., Ltd., A Shares *	303,500	260,361
Oppein Home Group, Inc., A Shares	27,840	498,497
ORG Technology Co., Ltd., A Shares	224,700	165,512
Orient Securities Co., Ltd., A Shares	905,616	1,266,349
Orient Securities Co., Ltd., H Shares	869,795	463,415
Oriental Energy Co., Ltd., A Shares	156,600	196,236
Ovctek China, Inc., A Shares	67,980	468,371
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	759,100	380,721

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
People.cn Co., Ltd., A Shares	111,800	169,054
Perfect World Co., Ltd., A Shares	89,550	182,200
PetroChina Co., Ltd., H Shares	28,662,403	15,380,530
Pharmaron Beijing Co., Ltd., A Shares	22,400	399,983
Pharmaron Beijing Co., Ltd., H Shares	190,713	2,300,793
PICC Property & Casualty Co., Ltd., H Shares	9,254,142	8,988,097
Pinduoduo, Inc., ADR *	515,765	25,968,768
Ping An Bank Co., Ltd., A Shares	1,848,800	3,919,365
Ping An Healthcare & Technology Co., Ltd. *(a)	540,614	1,453,940
Ping An Insurance Group Co. of China Ltd., A Shares	968,300	6,407,590
Ping An Insurance Group Co. of China Ltd., H Shares	8,316,490	53,319,327
Pingdingshan Tianan Coal Mining Co., Ltd., A Shares	258,300	592,055
Poly Developments and Holdings Group Co., Ltd., A Shares	1,115,600	2,590,496
Poly Property Services Co., Ltd., H Shares	187,920	1,233,550
Pop Mart International Group Ltd. (a)	983,991	3,793,963
Postal Savings Bank of China Co., Ltd., A Shares	1,810,400	1,422,972
Postal Savings Bank of China Co., Ltd., H Shares	13,123,704	9,752,177
Power Construction Corp. of China Ltd., A Shares	1,014,800	1,186,572
Proya Cosmetics Co., Ltd., A Shares	13,440	312,890
Qingdao Port International Co., Ltd., A Shares	192,600	164,936
Qingdao Rural Commercial Bank Corp., A Shares	612,800	298,170
Qingdao TGOOD Electric Co., Ltd., A Shares	113,900	278,125
Qinhuangdao Port Co. Ltd., A Shares	498,300	214,855
Raytron Technology Co., Ltd., A Shares	45,400	266,307
Red Star Macalline Group Corp., Ltd., H Shares *	1,215,888	502,129
Remegen Co., Ltd., H Shares *	199,372	759,822
RiseSun Real Estate Development Co., Ltd., A Shares	419,000	193,836
RLX Technology, Inc., ADR *	1,012,726	2,005,197
Rockchip Electronics Co., Ltd., A Shares	15,600	190,346
Rongsheng Petrochemical Co., Ltd., A Shares	265,800	635,908
SAIC Motor Corp., Ltd., A Shares	924,800	2,380,051
Sailun Group Co., Ltd., A Shares	309,500	519,895
Sangfor Technologies, Inc., A Shares	14,100	199,107
Sansteel Minguang Co., Ltd Fujian, A Shares	183,200	189,799
Sany Heavy Industry Co., Ltd., A Shares	837,200	2,124,523
SDIC Capital Co., Ltd., A Shares	433,700	399,326
SDIC Power Holdings Co., Ltd., A Shares	763,207	1,181,477
Sealand Securities Co., Ltd., A Shares	473,300	243,757
Seazen Group Ltd.	2,737,122	1,161,756
Seazen Holdings Co., Ltd., A Shares	197,100	715,880
SF Holding Co., Ltd., A Shares	477,000	3,706,366
SG Micro Corp., A Shares	23,025	990,819
Shaanxi Coal Industry Co., Ltd., A Shares	695,600	1,975,556
Shaanxi International Trust Co., Ltd., A Shares	381,300	171,258
Shandong Buchang Pharmaceuticals Co., Ltd., A Shares	49,200	143,488
Shandong Chenming Paper Holdings Ltd., H Shares (a)	2,079,591	800,500
SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Denghai Seeds Co., Ltd., A Shares	82,000	297,093
Shandong Gold Mining Co., Ltd., A Shares	397,704	1,094,975
Shandong Gold Mining Co., Ltd., H Shares	797,674	1,419,343
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	93,500	284,865
Shandong Hi-speed Co., Ltd., A Shares	244,600	217,157
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	261,460	1,168,064
Shandong Humon Smelting Co., Ltd., A Shares	92,900	131,435
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	275,522
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,116,700	593,509
Shandong Pharmaceutical Glass Co., Ltd., A Shares	54,300	211,610
Shandong Shida Shenghua Chemical Group Co., Ltd., A Shares	17,900	287,551
Shandong Sun Paper Industry JSC Ltd., A Shares	210,100	381,234
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,171,507	3,520,955
Shanghai 2345 Network Holding Group Co., Ltd., A Shares *	396,200	128,717
Shanghai AJ Group Co., Ltd., A Shares	195,300	178,651
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	65,520	348,033
Shanghai Baosight Software Co., Ltd., A Shares	247,899	1,936,607
Shanghai Construction Group Co., Ltd., A Shares	854,800	401,843
Shanghai Electric Group Co., Ltd., A Shares	1,095,400	667,467
Shanghai Electric Group Co., Ltd., H Shares	3,037,403	758,814
Shanghai Electric Power Co., Ltd., A Shares *	237,200	355,122
Shanghai Environment Group Co., Ltd., A Shares	116,400	176,358
Shanghai Flyco Electrical Appliance Co., Ltd., A Shares	16,100	158,001
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	176,800	1,159,362
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	800,963	3,374,120
Shanghai Friendess Electronic Technology Corp., Ltd., A Shares	10,530	328,966
Shanghai Huayi Group Co., Ltd., B Shares	339,700	258,512
Shanghai Industrial Holdings Ltd.	598,344	899,932
Shanghai International Airport Co., Ltd., A Shares *	189,500	1,430,173
Shanghai International Port Group Co., Ltd., A Shares	1,136,600	1,063,531
Shanghai Jahwa United Co., Ltd., A Shares	84,100	436,276
Shanghai Jinjiang International Hotels Co. Ltd, A Shares	85,700	692,975
Shanghai Jinjiang International Hotels Co., Ltd., B Shares	204,265	396,070
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	194,600	430,023

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Junshi Biosciences Co., Ltd., A Shares *	76,970	973,504
Shanghai Junshi Biosciences Co., Ltd., H Shares *(a)	240,050	1,468,654
Shanghai Lingang Holdings Corp., Ltd., A Shares	174,700	370,355
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	717,900	1,177,978
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	499,730	464,749
Shanghai M&G Stationery, Inc., A Shares	44,200	342,647
Shanghai Mechanical & Electrical Industry Co., Ltd., A Shares	244,470	446,527
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	444,381
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,175,251	1,914,424
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,889,300	3,434,596
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	72,340	1,392,778
Shanghai RAAS Blood Products Co., Ltd., A Shares	592,900	499,750
Shanghai Shimao Co., Ltd., A Shares	343,400	153,207
Shanghai Tunnel Engineering Co., Ltd., A Shares	279,100	251,965
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares	180,200	373,922
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	415,500	622,062
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	158,400	293,588
Shanghai Zhenhua Heavy Industries Co., Ltd., B Shares *	1,634,220	421,629
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	278,500	664,207
Shanxi Meijin Energy Co., Ltd., A Shares *	403,200	699,023
Shanxi Securities Co., Ltd., A Shares	347,600	269,570
Shanxi Taigang Stainless Steel Co., Ltd., A Shares	596,400	516,093
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	114,900	4,687,584
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	419,700	896,655
Shanying International Holding Co., Ltd., A Shares	418,700	178,653
Shenghe Resources Holding Co., Ltd., A Shares	167,100	442,054
Shengyi Technology Co., Ltd., A Shares	219,400	533,440
Shennan Circuits Co., Ltd., A Shares	17,000	234,433
Shenwan Hongyuan Group Co., Ltd., A Shares	2,414,000	1,463,709
Shenwan Hongyuan Group Co., Ltd., H Shares	2,005,812	416,730
Shenzhen Agricultural Products Group Co., Ltd., A Shares	294,900	293,602
Shenzhen Airport Co., Ltd., A Shares *	213,000	209,192
Shenzhen Capchem Technology Co., Ltd., A Shares	80,640	485,332
Shenzhen Dynanonic Co., Ltd., A Shares	15,300	680,797
Shenzhen Energy Group Co., Ltd., A Shares	423,000	400,240
Shenzhen Everwin Precision Technology Co., Ltd., A Shares	110,900	164,207
Shenzhen Expressway Corp., Ltd., H Shares	1,110,419	1,174,740
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Gas Corp., Ltd., A Shares	267,700	278,946
Shenzhen Goodix Technology Co., Ltd., A Shares	17,600	152,117
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	413,389	327,737
Shenzhen Huaqiang Industry Co., Ltd., A Shares	121,700	223,562
Shenzhen Infogem Technologies Co., Ltd., A Shares	78,900	110,801
Shenzhen Inovance Technology Co., Ltd., A Shares	254,200	2,330,249
Shenzhen International Holdings Ltd.	1,332,073	1,283,590
Shenzhen Investment Ltd.	3,431,342	739,141
Shenzhen Jinjia Group Co., Ltd., A Shares	135,400	181,225
Shenzhen Kaifa Technology Co., Ltd., A Shares	155,600	255,552
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	59,000	550,216
Shenzhen Kedali Industry Co., Ltd., A Shares	23,100	464,601
Shenzhen Kingdom Sci-Tech Co., Ltd., A Shares	109,300	157,256
Shenzhen Kinwong Electronic Co., Ltd., A Shares	17,700	60,975
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	122,700	5,556,899
Shenzhen MTC Co., Ltd., A Shares *	453,600	270,283
Shenzhen Neptunus Bioengineering Co., Ltd., A Shares *	390,700	219,935
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	774,200	664,156
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	92,000	355,086
Shenzhen SC New Energy Technology Corp., A Shares	22,400	237,770
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	205,834
Shenzhen Transsion Holdings Co., Ltd., A Shares	85,841	1,130,299
Shenzhen Yan Tian Port Holding Co., Ltd., A Shares	263,177	205,675
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	62,300	256,591
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	304,100	195,315
Shenzhou International Group Holdings Ltd.	1,040,366	14,387,737
Shijiazhuang Changshan BeiMing Technology Co., Ltd., A Shares *	225,500	192,435
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	159,500	520,809
Shimao Group Holdings Ltd. (a)(b)	1,981,534	1,027,042
Shimao Services Holdings Ltd. *(a)(b)	1,054,275	564,391
Shougang Fushan Resources Group Ltd.	4,723,809	2,047,141
Siasun Robot & Automation Co., Ltd., A Shares *	140,300	170,770
Sichuan Chuantou Energy Co., Ltd., A Shares	419,200	755,632
Sichuan Hebang Biotechnology Co., Ltd., A Shares	811,400	413,025
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	163,200	435,158
Sichuan New Energy Power Co., Ltd. *	139,800	422,786
Sichuan Road & Bridge Co., Ltd., A Shares	502,500	799,709
Sichuan Swellfun Co., Ltd., A Shares	48,700	550,403

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sichuan Yahua Industrial Group Co., Ltd., A Shares	100,900	430,374
Sieyuan Electric Co., Ltd., A Shares	69,200	378,666
Sino Biopharmaceutical Ltd.	13,572,056	7,628,881
Sinolink Securities Co., Ltd., A Shares	350,900	431,310
Sinoma International Engineering Co., A Shares	192,900	246,923
Sinoma Science & Technology Co., Ltd., A Shares	183,100	618,155
Sino-Ocean Group Holding Ltd.	4,137,052	732,964
Sinopec Engineering Group Co., Ltd., H Shares	1,887,977	964,979
Sinopec Oilfield Service Corp., H Shares *	6,358,800	510,614
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,073,300	539,912
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,499,842	686,983
Sinopharm Group Co., Ltd., H Shares	1,706,413	4,232,565
Sinosoft Co., Ltd., A Shares	32,300	104,114
Sinotrans Ltd., H Shares	4,236,840	1,344,677
Sinotruk Hong Kong Ltd.	965,376	1,370,750
Skshu Paint Co., Ltd., A Shares	34,020	474,744
Smoore International Holdings Ltd. (a)	2,467,532	6,063,822
Songcheng Performance Development Co., Ltd., A Shares	244,300	467,430
SooChow Securities Co., Ltd., A Shares	540,185	523,250
Southwest Securities Co., Ltd., A Shares	620,600	346,564
StarPower Semiconductor Ltd., A Shares	14,700	838,503
STO Express Co. Ltd, A Shares *	182,100	304,800
Sun Art Retail Group Ltd.	2,747,548	826,483
Sunac China Holdings Ltd. (b)	4,516,403	2,425,619
Sunac Services Holdings Ltd. *(a)	995,207	536,575
Sungrow Power Supply Co., Ltd., A Shares	137,800	1,649,622
Suning Universal Co., Ltd., A Shares *	281,800	153,991
Sunny Optical Technology Group Co., Ltd.	896,461	14,145,837
Sunwoda Electronic Co., Ltd., A Shares	174,300	697,524
Suzhou Anjie Technology Co., Ltd., A Shares	68,500	149,421
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	157,600	443,821
Suzhou Gold Mantis Construction Decoration Co., Ltd., A Shares	248,600	189,816
Suzhou Maxwell Technologies Co., Ltd., A Shares	16,288	919,306
Suzhou TA&A Ultra Clean Technology Co., Ltd., A Shares	56,400	509,165
Taiji Computer Corp., Ltd., A Shares	54,900	154,276
TAL Education Group, ADR *	590,274	2,420,123
Tangshan Jidong Cement Co., Ltd., A Shares	287,800	439,064
TangShan Port Group Co., Ltd., A Shares	599,200	244,008
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	223,400	246,832
TBEA Co., Ltd., A Shares	385,949	1,300,095
TCL Technology Group Corp., A Shares	1,366,000	928,473
Tencent Holdings Ltd.	8,290,201	382,939,226
Tencent Music Entertainment Group, ADR *	801,489	3,350,224
The People's Insurance Co. Group of China Ltd., H Shares	11,392,216	3,586,590
Thunder Software Technology Co., Ltd., A Shares	35,400	582,457
Tian Di Science & Technology Co., Ltd., A Shares	299,200	225,764
SECURITY	NUMBER OF SHARES	VALUE ($)
Tianfeng Securities Co., Ltd., A Shares	808,700	368,064
Tianjin 712 Communication & Broadcasting Co., Ltd., A Shares	38,500	158,164
Tianjin Chase Sun Pharmaceutical Co. Ltd, A Shares	302,500	254,521
Tianjin Guangyu Development Co., Ltd., A Shares	177,500	355,829
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	301,200	1,966,093
Tianma Microelectronics Co., Ltd., A Shares	229,000	323,646
Tianshan Aluminum Group Co., Ltd., A Shares	161,000	173,066
Tianshui Huatian Technology Co., Ltd., A Shares	356,100	460,093
Tibet Summit Resources Co., Ltd., A Shares *	60,500	208,327
Titan Wind Energy Suzhou Co., Ltd., A Shares	167,900	342,869
Tongcheng Travel Holdings Ltd. *	1,189,248	2,282,832
TongFu Microelectronics Co., Ltd., A Shares	148,100	309,974
Tongkun Group Co., Ltd., A Shares	224,000	574,135
Tongling Nonferrous Metals Group Co., Ltd., A Shares	905,500	437,878
Tongwei Co., Ltd., A Shares	438,800	2,968,736
Topchoice Medical Corp., A Shares *	25,300	530,022
Topsec Technologies Group, Inc., A Shares	113,300	157,243
Topsports International Holdings Ltd.	2,331,717	1,729,718
TravelSky Technology Ltd., H Shares	1,321,699	2,149,611
Trina Solar Co., Ltd., A Shares	193,983	1,864,495
Trip.com Group Ltd., ADR *	729,746	16,098,197
Tsingtao Brewery Co., Ltd., A Shares	86,100	1,195,583
Tsingtao Brewery Co., Ltd., H Shares	732,046	6,326,226
Tuya, Inc. *	283,899	726,781
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	55,600	1,476,696
Unisplendour Corp., Ltd., A Shares	123,700	329,649
Universal Scientific Industrial Shanghai Co., Ltd., A Shares	81,600	153,197
Valiant Co., Ltd., A Shares	84,400	246,147
Vipshop Holdings Ltd., ADR *	594,025	5,524,432
Walvax Biotechnology Co., Ltd., A Shares	162,200	1,127,488
Wangsu Science & Technology Co., Ltd., A Shares	229,600	174,965
Wanhua Chemical Group Co., Ltd., A Shares	312,100	3,930,570
Wanxiang Qianchao Co., Ltd., A Shares	304,900	259,280
Weibo Corp., ADR *	96,230	2,117,060
Weichai Power Co., Ltd., A Shares	634,400	1,150,191
Weichai Power Co., Ltd., H Shares	2,620,767	4,075,349
Weifu High-Technology Group Co., Ltd., A Shares	276,300	862,067
Weihai Guangwei Composites Co., Ltd., A Shares	45,700	376,512
Wens Foodstuffs Group Co., Ltd., A Shares *	180,320	487,826
Western Mining Co., Ltd., A Shares	218,400	394,332
Western Securities Co., Ltd., A Shares	432,100	399,793
Western Superconducting Technologies Co., Ltd., A Shares	45,200	628,255
Westone Information Industry, Inc., A Shares	70,700	379,782
Will Semiconductor Co., Ltd ., A Shares	54,700	1,343,055
Wingtech Technology Co., Ltd., A Shares	113,400	1,080,453
Winner Medical Co., Ltd., A Shares	15,300	135,857

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Winning Health Technology Group Co., Ltd., A Shares	212,700	268,765
Wolong Electric Group Co., Ltd., A Shares	121,200	224,821
Wuchan Zhongda Group Co., Ltd., A Shares	445,000	337,777
Wuhan Guide Infrared Co., Ltd., A Shares	284,536	495,427
Wuliangye Yibin Co., Ltd., A Shares	371,200	9,525,359
WUS Printed Circuit Kunshan Co., Ltd., A Shares	179,500	422,723
WuXi AppTec Co., Ltd., A Shares	256,351	3,657,935
WuXi AppTec Co., Ltd., H Shares	454,989	5,616,647
Wuxi Biologics Cayman, Inc. *	4,551,329	33,646,727
Wuxi Lead Intelligent Equipment Co., Ltd., A Shares	54,780	398,093
Wuxi Shangji Automation Co., Ltd., A Shares	24,800	555,897
XCMG Construction Machinery Co., Ltd., A Shares	845,800	669,863
Xiamen C & D, Inc., A Shares	253,100	505,109
Xiamen Faratronic Co., Ltd., A Shares	22,000	577,552
Xiamen ITG Group Corp., Ltd., A Shares	178,800	212,545
Xiamen Tungsten Co., Ltd., A Shares	115,100	337,577
Xiangcai Co., Ltd., A Shares	159,200	175,183
Xiaomi Corp., B Shares *	18,181,275	28,133,232
Xinfengming Group Co., Ltd., A Shares	76,500	136,865
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	529,576	363,151
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	424,700	785,893
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	761,158	1,247,649
Xinjiang Tianshan Cement Co., Ltd., A Shares	197,300	360,371
Xinjiang Zhongtai Chemical Co., Ltd., A Shares	241,900	283,208
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	337,500	249,611
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	118,800	292,047
Xinyi Solar Holdings Ltd.	5,790,517	10,318,133
XPeng, Inc., ADR *	677,528	15,921,908
Xuji Electric Co., Ltd., A Shares	91,400	265,193
Yadea Group Holdings Ltd.	1,351,720	2,194,991
Yang Quan Coal Industry Group Co., Ltd., A Shares	262,600	496,154
Yango Group Co., Ltd., A Shares	401,700	143,735
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., A Shares	130,800	538,913
Yangzhou Yangjie Electronic Technology Co., Ltd., A Shares	49,900	531,020
Yangzijiang Financial Holdings *	3,042,344	1,109,616
Yangzijiang Shipbuilding Holdings Ltd.	3,041,794	2,052,418
Yankuang Energy Group Co., Ltd., A Shares	174,100	1,007,160
Yankuang Energy Group Co., Ltd., H Shares	2,524,475	8,301,707
Yanlord Land Group Ltd.	913,535	746,341
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	130,083	549,202
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	238,210
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares	102,500	619,966
Yatsen Holding Ltd., ADR *	580	286
SECURITY	NUMBER OF SHARES	VALUE ($)
Yealink Network Technology Corp., Ltd., A Shares	74,950	829,686
Yifan Pharmaceutical Co., Ltd., A Shares *	124,700	237,287
Yifeng Pharmacy Chain Co., Ltd., A Shares	67,860	471,913
Yihai International Holding Ltd. *	631,896	1,961,197
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	187,900	1,276,597
Yintai Gold Co., Ltd., A Shares	275,600	422,102
Yixintang Pharmaceutical Group Co., Ltd., A Shares	49,800	165,369
Yonghui Superstores Co., Ltd., A Shares	923,100	606,703
YongXing Special Materials Technology Co., Ltd., A Shares	32,200	578,929
Yonyou Network Technology Co., Ltd., A Shares	355,140	1,029,360
Youngor Group Co., Ltd., A Shares	469,500	494,144
Youngy Co., Ltd., A Shares *	24,100	480,925
YTO Express Group Co., Ltd., A Shares	299,800	914,293
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	99,800	267,303
Yuexiu Property Co., Ltd.	1,596,689	1,735,985
Yunda Holding Co., Ltd., A Shares	117,800	320,275
Yunnan Aluminium Co., Ltd., A Shares *	297,100	513,744
Yunnan Baiyao Group Co., Ltd., A Shares	155,540	1,313,360
Yunnan Botanee Bio-Technology Group Co., Ltd., A Shares	18,000	512,022
Yunnan Copper Co., Ltd., A Shares	141,100	235,117
Yunnan Energy New Material Co., Ltd., A Shares	77,900	2,539,675
Yunnan Tin Co., Ltd., A Shares	179,200	453,943
Zai Lab Ltd., ADR *	78,806	2,293,255
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	57,600	2,670,707
Zhaojin Mining Industry Co., Ltd., H Shares	1,480,215	1,288,612
Zhefu Holding Group Co., Ltd., A Shares	534,000	371,755
Zhejiang Century Huatong Group Co., Ltd., A Shares *	777,000	539,761
Zhejiang China Commodities City Group Co., Ltd., A Shares	537,200	435,107
Zhejiang Chint Electrics Co., Ltd., A Shares	110,200	605,000
Zhejiang Crystal-Optech Co., Ltd., A Shares	132,400	221,413
Zhejiang Dahua Technology Co., Ltd., A Shares	265,000	641,532
Zhejiang Dingli Machinery Co., Ltd., A Shares	34,600	250,665
Zhejiang Expressway Co., Ltd., H Shares	1,980,813	1,749,659
Zhejiang Hailiang Co., Ltd., A Shares	123,600	193,929
Zhejiang HangKe Technology, Inc. Co., A Shares	31,689	282,285
Zhejiang Hisoar Pharmaceutical Co., Ltd., A Shares	113,500	115,209
Zhejiang Huace Film & Television Co., Ltd., A Shares	175,300	117,839
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	408,399
Zhejiang Huayou Cobalt Co., Ltd., A Shares	111,500	1,577,166
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	127,800	1,058,463
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., A Shares	74,200	528,556
Zhejiang Juhua Co., Ltd., A Shares	244,400	427,373

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Longsheng Group Co., Ltd., A Shares	293,000	468,053
Zhejiang Medicine Co., Ltd., A Shares	86,000	164,290
Zhejiang NHU Co., Ltd., A Shares	278,568	864,973
Zhejiang Runtu Co., Ltd., A Shares	111,700	138,132
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	225,720	589,358
Zhejiang Satellite Petrochemical Co., Ltd., A Shares	164,360	968,532
Zhejiang Semir Garment Co., Ltd., A Shares	219,100	189,598
Zhejiang Supor Co., Ltd., A Shares	46,200	389,692
Zhejiang Wanfeng Auto Wheel Co., Ltd., A Shares	240,300	177,723
Zhejiang Weiming Environment Protection Co., Ltd., A Shares	47,000	201,809
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	426,648
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	381,488
Zhejiang Yasha Decoration Co., Ltd., A Shares	247,800	180,302
Zhejiang Yongtai Technology Co., Ltd., A Shares	87,300	345,702
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	318,508
Zheshang Securities Co., Ltd., A Shares	114,500	165,594
Zhihu, Inc., ADR *(a)	86,828	134,583
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	1,022,557	3,427,835
Zhongji Innolight Co., Ltd., A Shares	65,400	314,692
Zhongshan Broad Ocean Motor Co., Ltd., A Shares	87,700	73,396
Zhongshan Public Utilities Group Co., Ltd., A Shares	124,600	142,892
Zhongsheng Group Holdings Ltd.	911,022	6,467,861
Zhongtai Securities Co., Ltd., A Shares	240,800	262,452
Zhuhai Huafa Properties Co., Ltd., A Shares	209,400	216,943
Zhuzhou CRRC Times Electric Co., Ltd., A Shares	51,276	432,814
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	736,318	3,153,416
Zhuzhou Hongda Electronics Corp., Ltd., A Shares	41,900	353,359
Zhuzhou Kibing Group Co., Ltd., A Shares	203,000	334,615
Zijin Mining Group Co., Ltd., A Shares	2,269,500	3,418,147
Zijin Mining Group Co., Ltd., H Shares	7,885,916	10,714,847
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	595,000	528,244
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	2,200,200	1,357,326
ZTE Corp., A Shares	381,500	1,389,630
ZTE Corp., H Shares	1,263,792	2,783,530
ZTO Express Cayman, Inc.	173,312	4,387,170
		2,973,865,022

Colombia 0.3%
BAC Holding International Corp. *	600,816	53,431
Bancolombia S.A.	377,891	4,535,492
Bancolombia S.A., ADR	153,888	6,911,110
Cementos Argos S.A.	732,629	1,067,124
Ecopetrol S.A., ADR (a)	335,948	5,677,521
SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo de Inversiones Suramericana S.A.	181,430	2,140,547
Interconexion Electrica S.A. ESP	605,980	3,816,262
		24,201,487

Czech Republic 0.2%
CEZ A/S	230,366	11,186,400
Komercni Banka A/S	108,939	3,378,802
Moneta Money Bank A/S	613,317	2,035,074
		16,600,276

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	2,872,408	5,744,816

Greece 0.4%
Alpha Services and Holdings S.A. *	3,004,262	3,170,041
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,642,097	4,067,414
FF Group *(b)	50,437	0
Hellenic Petroleum Holdings SA	92,865	658,568
Hellenic Telecommunications Organization S.A.	316,099	5,990,206
JUMBO S.A.	148,401	2,456,157
Motor Oil Hellas Corinth Refineries S.A.	82,205	1,441,577
Mytilineos S.A.	154,000	2,738,543
National Bank of Greece S.A. *	799,242	3,033,474
OPAP S.A.	288,763	4,296,696
Piraeus Financial Holdings S.A. *	768,890	971,934
Public Power Corp. S.A. *	298,582	1,957,518
Terna Energy S.A.	63,997	1,233,336
		32,015,464

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(b)	3,872,695	0

Hungary 0.2%
Magyar Telekom Telecommunications plc	705,826	718,206
MOL Hungarian Oil & Gas plc	522,754	3,750,266
OTP Bank Nyrt	317,695	7,561,191
Richter Gedeon Nyrt	214,848	4,195,460
		16,225,123

India 15.5%
3M India Ltd. *	4,086	1,062,801
Aarti Industries Ltd.	268,895	2,634,876
ABB India Ltd.	69,508	2,173,125
ACC Ltd.	119,098	3,372,459
Adani Enterprises Ltd.	363,992	10,162,403
Adani Green Energy Ltd. *	540,062	13,140,126
Adani Ports & Special Economic Zone Ltd.	1,040,064	9,911,496
Adani Power Ltd. *	1,331,872	5,545,446
Adani Total Gas Ltd.	381,559	11,784,963
Adani Transmission Ltd. *	341,480	9,038,837
Aditya Birla Capital Ltd. *	651,738	848,711
Alkem Laboratories Ltd.	31,936	1,295,375
Ambuja Cements Ltd.	966,803	4,600,132
Apollo Hospitals Enterprise Ltd.	141,673	7,261,548
Ashok Leyland Ltd.	2,034,628	3,603,489
Asian Paints Ltd.	631,170	23,248,486
Astral Ltd.	127,701	2,845,531

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AU Small Finance Bank Ltd. *	213,934	3,448,213
Aurobindo Pharma Ltd.	364,851	2,494,491
Avenue Supermarts Ltd. *	204,716	10,475,721
Axis Bank Ltd. *	3,136,524	27,682,252
Bajaj Auto Ltd.	96,941	4,824,933
Bajaj Finance Ltd.	321,413	25,180,017
Bajaj Finserv Ltd.	52,222	8,700,051
Bajaj Holdings & Investment Ltd.	35,929	2,366,504
Balkrishna Industries Ltd.	114,981	3,463,963
Bandhan Bank Ltd.	1,119,438	4,699,877
Bank of Baroda *	1,468,441	1,896,166
Bank of India *	654,259	404,086
Bata India Ltd.	80,843	1,954,842
Bayer CropScience Ltd.	16,545	1,150,385
Berger Paints India Ltd.	326,524	2,586,158
Bharat Electronics Ltd.	1,486,195	4,493,832
Bharat Forge Ltd.	346,327	3,144,483
Bharat Heavy Electricals Ltd. *	1,804,085	1,189,768
Bharat Petroleum Corp., Ltd.	1,417,054	5,953,959
Bharti Airtel Ltd. *	3,132,453	28,251,540
Bharti Infratel Ltd.	1,748,033	4,543,664
Biocon Ltd. *	641,676	2,761,390
Bosch Ltd.	12,549	2,364,350
Britannia Industries Ltd.	162,095	7,616,160
Canara Bank *	523,633	1,382,663
Castrol India Ltd.	628,912	880,552
Cholamandalam Investment & Finance Co., Ltd.	551,444	4,827,144
Cipla Ltd.	710,675	9,089,372
Coal India Ltd.	2,679,225	6,656,974
Coforge Ltd.	33,760	1,700,910
Colgate-Palmolive (India) Ltd.	181,150	3,796,774
Container Corp. Of India Ltd.	381,273	3,194,371
Coromandel International Ltd.	144,171	1,754,685
Cummins India Ltd.	184,661	2,440,264
Dabur India Ltd.	744,163	4,974,746
Dalmia Bharat Ltd.	114,065	2,001,817
Deepak Nitrite Ltd.	104,036	2,676,068
Divi's Laboratories Ltd.	177,369	8,204,741
Dixon Technologies India Ltd.	49,906	2,480,443
DLF Ltd.	812,051	3,614,345
Dr Lal PathLabs Ltd.	49,093	1,318,252
Dr. Reddy's Laboratories Ltd.	164,304	9,247,626
Eicher Motors Ltd.	182,349	6,531,317
Emami Ltd.	297,462	1,595,238
Embassy Office Parks REIT	748,704	3,806,096
Exide Industries Ltd.	651,085	1,228,181
Federal Bank Ltd.	2,217,287	2,537,551
GAIL India Ltd.	2,408,853	4,567,237
General Insurance Corp. of India *	130,644	201,091
Gillette India Ltd.	10,995	692,864
GlaxoSmithKline Pharmaceuticals Ltd.	53,752	1,046,671
Glenmark Pharmaceuticals Ltd.	194,481	985,854
GMR Infrastructure Ltd. *	3,060,704	1,498,099
Godrej Consumer Products Ltd. *	514,895	5,086,525
Godrej Industries Ltd. *	128,047	788,870
Godrej Properties Ltd. *	118,780	2,141,173
Grasim Industries Ltd.	532,173	9,792,621
Gujarat Gas Ltd.	267,091	1,924,153
Havells India Ltd.	331,656	5,133,996
HCL Technologies Ltd.	1,501,873	20,133,305
HDFC Asset Management Co., Ltd.	75,455	1,843,508
HDFC Life Insurance Co., Ltd.	1,331,990	10,276,068
Hero MotoCorp Ltd.	179,325	6,407,182
Hindalco Industries Ltd.	1,929,346	10,500,831
Hindustan Aeronautics Ltd.	47,702	1,129,506
Hindustan Petroleum Corp., Ltd.	971,365	2,850,176
Hindustan Unilever Ltd.	1,239,711	37,577,162
Hindustan Zinc Ltd.	303,195	1,175,308
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell Automation India Ltd.	3,367	1,396,123
Housing Development Finance Corp., Ltd.	2,404,789	71,451,764
ICICI Bank Ltd.	2,122,507	20,582,259
ICICI Lombard General Insurance Co., Ltd.	335,629	5,472,392
ICICI Prudential Life Insurance Co., Ltd.	501,674	3,370,502
IDFC First Bank Ltd. *	4,136,871	1,934,256
Indiabulls Housing Finance Ltd. *	463,855	705,017
Indian Oil Corp., Ltd.	3,863,849	5,773,160
Indian Railway Catering & Tourism Corp., Ltd.	353,001	3,149,381
Indian Railway Finance Corp., Ltd.	2,792,327	762,496
Indraprastha Gas Ltd.	479,235	2,334,562
Info Edge India Ltd.	106,426	5,708,679
Infosys Ltd.	4,902,351	94,945,016
InterGlobe Aviation Ltd. *	134,696	3,189,816
Ipca Laboratories Ltd.	192,825	2,241,786
ITC Ltd.	4,066,677	14,176,962
Jindal Steel & Power Ltd.	557,558	2,713,594
JSW Energy Ltd.	513,061	1,828,248
JSW Steel Ltd.	1,362,107	9,671,532
Jubilant Foodworks Ltd.	508,715	3,610,125
Kansai Nerolac Paints Ltd.	195,034	1,005,363
L&T Finance Holdings Ltd. *	1,200,384	1,171,993
L&T Technology Services Ltd.	33,463	1,509,593
Larsen & Toubro Infotech Ltd.	60,435	3,311,241
Larsen & Toubro Ltd.	943,534	20,107,579
Laurus Labs Ltd.	494,303	3,612,903
LIC Housing Finance Ltd.	446,556	2,174,218
Lupin Ltd.	337,183	2,686,650
Macrotech Developers Ltd. *	71,744	894,764
Mahindra & Mahindra Financial Services Ltd.	810,368	1,861,097
Mahindra & Mahindra Ltd.	1,263,979	16,840,029
Mangalore Refinery & Petrochemicals Ltd. *	331,876	346,896
Marico Ltd.	702,814	4,830,948
Maruti Suzuki India Ltd.	181,930	18,668,058
Max Financial Services Ltd. *	338,144	3,461,309
Max Healthcare Institute Ltd. *	644,127	3,155,661
Minda Industries Ltd.	115,877	1,376,591
Mindtree Ltd.	62,271	2,444,479
Mphasis Ltd.	122,263	4,084,370
MRF Ltd.	3,652	3,652,621
Muthoot Finance Ltd.	135,503	1,995,118
Nestle India Ltd.	49,567	11,295,169
NHPC Ltd.	3,232,472	1,401,055
Nippon Life India Asset Management Ltd.	221,420	809,973
NMDC Ltd.	1,030,195	1,673,285
NTPC Ltd.	6,074,709	12,206,342
Oberoi Realty Ltd. *	162,005	1,681,373
Oil & Natural Gas Corp., Ltd.	5,091,639	9,919,469
Oil India Ltd.	466,309	1,432,210
Oracle Financial Services Software Ltd.	32,296	1,370,213
Page Industries Ltd.	7,742	4,506,817
Persistent Systems Ltd.	67,879	3,287,359
Petronet LNG Ltd.	1,054,571	3,082,093
PI Industries Ltd.	103,832	3,689,063
Pidilite Industries Ltd.	209,179	6,049,887
Piramal Enterprises Ltd.	175,976	4,295,232
Polycab India Ltd.	33,621	1,057,441
Power Finance Corp., Ltd.	1,496,480	2,146,330
Power Grid Corp. of India Ltd.	4,283,948	12,851,361
Punjab National Bank *	1,632,619	659,262
Rajesh Exports Ltd.	194,930	1,359,981
RBL Bank Ltd. *	630,716	912,324

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
REC Ltd.	1,292,498	1,983,624
Relaxo Footwears Ltd.	99,082	1,264,939
Reliance Industries Ltd.	4,525,286	153,452,726
Samvardhana Motherson International Ltd.	2,023,197	3,406,036
SBI Cards & Payment Services Ltd.	404,820	4,067,167
SBI Life Insurance Co., Ltd.	581,076	8,788,039
Shree Cement Ltd.	18,795	5,354,147
Shriram Transport Finance Co., Ltd.	278,391	4,217,662
Siemens Ltd.	116,969	3,667,059
Sona Blw Precision Forgings Ltd.	251,239	1,803,805
SRF Ltd.	196,471	6,235,674
State Bank of India	2,468,242	14,882,018
Steel Authority of India Ltd.	1,378,437	1,348,498
Sun Pharmaceutical Industries Ltd.	1,507,116	16,706,423
Sun TV Network Ltd.	149,299	856,722
Tata Communications Ltd.	195,626	2,482,106
Tata Consultancy Services Ltd.	1,424,101	61,713,107
Tata Consumer Products Ltd.	825,241	8,075,826
Tata Elxsi Ltd.	47,024	5,076,402
Tata Motors Ltd. *	2,507,020	14,323,061
Tata Motors Ltd., A Shares, DVR *	572,747	1,571,737
Tata Steel Ltd.	1,116,581	15,182,582
Tata Teleservices Maharashtra Ltd. *	688,931	1,112,778
Tech Mahindra Ltd.	828,513	12,595,308
The Tata Power Co., Ltd.	2,771,599	8,394,809
Titan Co., Ltd.	572,887	16,352,124
Torrent Pharmaceuticals Ltd.	66,882	2,440,225
Torrent Power Ltd.	307,047	1,803,652
Trent Ltd.	248,214	3,593,746
Tube Investments of India Ltd.	133,793	2,706,234
TVS Motor Co., Ltd.	267,004	2,533,118
UltraTech Cement Ltd.	158,350	12,406,314
Union Bank of India *	792,990	386,606
United Breweries Ltd.	95,688	1,901,034
United Spirits Ltd. *	404,912	4,221,427
UPL Ltd.	743,153	7,462,520
Varun Beverages Ltd.	185,314	2,521,815
Vedanta Ltd.	1,676,906	6,931,287
Vodafone Idea Ltd. *	11,742,263	1,451,973
Voltas Ltd.	321,778	4,219,499
Whirlpool of India Ltd.	39,341	831,679
Wipro Ltd.	1,726,066	10,628,358
Yes Bank Ltd. *(b)	17,048,411	2,656,156
Zee Entertainment Enterprises Ltd.	1,132,313	3,687,779
Zomato Ltd. *	1,887,249	1,814,657
Zydus Lifesciences Ltd.	354,705	1,728,608
		1,376,605,395

Indonesia 1.9%
Astra Agro Lestari Tbk PT	556,088	457,654
Bank Danamon Indonesia Tbk PT	1,170,700	205,541
Bank Syariah Indonesia Tbk PT *	4,390,820	433,632
Elang Mahkota Teknologi Tbk PT *	40,797,800	5,358,191
Mayora Indah Tbk PT	5,377,556	641,722
PT Adaro Energy Indonesia Tbk	18,500,846	4,149,082
PT Astra International Tbk	27,761,816	13,994,194
PT Bank Central Asia Tbk	66,195,500	35,183,809
PT Bank Mandiri (Persero) Tbk	25,398,330	14,805,967
PT Bank Negara Indonesia (Persero) Tbk	10,141,317	6,381,358
PT Bank Rakyat Indonesia (Persero) Tbk	89,255,397	28,341,848
PT Barito Pacific Tbk	33,698,461	1,929,786
PT Bukit Asam Tbk	5,653,614	1,756,455
PT Bumi Serpong Damai Tbk *	12,364,033	801,318
PT Charoen Pokphand Indonesia Tbk	10,008,366	3,706,548
PT Gudang Garam Tbk	690,896	1,492,574
PT Hanjaya Mandala Sampoerna Tbk	12,608,046	964,129
PT Indah Kiat Pulp & Paper Corp. Tbk	3,683,399	2,084,085
SECURITY	NUMBER OF SHARES	VALUE ($)
PT Indocement Tunggal Prakarsa Tbk	2,528,093	1,686,147
PT Indofood CBP Sukses Makmur Tbk	3,108,942	1,828,350
PT Indofood Sukses Makmur Tbk	5,885,910	2,664,221
PT Jasa Marga Persero Tbk *	2,804,882	769,462
PT Kalbe Farma Tbk	26,063,805	2,994,093
PT Media Nusantara Citra Tbk	8,043,505	535,094
PT Perusahaan Gas Negara Tbk *	17,432,251	2,151,982
PT Sarana Menara Nusantara Tbk	34,731,054	2,381,939
PT Semen Indonesia (Persero) Tbk	3,857,808	1,931,418
PT Surya Citra Media Tbk *	37,084,524	569,710
PT Telkom Indonesia (Persero) Tbk	63,744,003	18,842,100
PT Tower Bersama Infrastructure Tbk	13,596,141	2,750,745
PT Unilever Indonesia Tbk	7,935,723	2,574,307
PT United Tractors Tbk	2,171,259	4,660,888
PT Vale Indonesia Tbk *	2,597,935	1,465,470
PT XL Axiata Tbk	4,629,584	838,221
Smartfren Telecom Tbk PT *	114,132,182	626,197
		171,958,237

Kuwait 1.0%
Agility Public Warehousing Co. KSC	1,760,383	6,599,999
Ahli United Bank BSC	8,813,126	7,886,337
Boubyan Bank KSCP	1,631,576	4,326,714
Boubyan Petrochemicals Co. KSCP	566,132	2,033,786
Burgan Bank SAK	1,346,196	1,213,423
Gulf Bank KSCP	2,571,898	2,620,614
Humansoft Holding Co. KSC	137,437	1,393,222
Kuwait Finance House KSCP	6,654,714	19,538,171
Mabanee Co. KPSC	847,878	2,320,450
Mobile Telecommunications Co. KSCP	2,907,866	5,982,872
National Bank of Kuwait SAKP	9,862,303	33,432,627
		87,348,215

Malaysia 1.8%
Alliance Bank Malaysia Berhad	1,524,080	1,253,098
AMMB Holdings Berhad *	2,749,272	2,285,566
Astro Malaysia Holdings Berhad	2,211,200	494,913
Axiata Group Berhad	6,161,877	4,517,443
British American Tobacco Malaysia Berhad	229,000	661,085
CIMB Group Holdings Berhad	9,044,594	10,638,269
Dialog Group Berhad	5,866,300	3,255,706
DiGi.com Berhad	4,278,914	3,449,712
Fraser & Neave Holdings Berhad	144,000	638,684
Gamuda Berhad	3,090,827	2,513,040
Genting Berhad	3,182,400	3,452,415
Genting Malaysia Berhad	3,766,320	2,580,555
Hartalega Holdings Berhad	2,294,700	2,201,151
Hong Leong Bank Berhad	852,307	4,107,269
Hong Leong Financial Group Berhad	334,400	1,541,211
IHH Healthcare Berhad	3,725,700	5,701,083
IJM Corp. Berhad	4,862,936	1,999,151
IOI Corp. Berhad	4,342,992	4,265,129
Kuala Lumpur Kepong Berhad	591,628	3,453,697
Malayan Banking Berhad	9,804,939	20,377,971
Malaysia Airports Holdings Berhad *	1,202,200	1,803,918
Maxis Berhad	2,753,924	2,383,778
MISC Berhad	2,368,600	3,878,694
MR DIY Group M Berhad	1,422,400	1,055,795
Nestle Malaysia Berhad	85,371	2,628,300
Petronas Chemicals Group Berhad	3,948,700	9,252,863
Petronas Dagangan Berhad	368,600	1,899,193
Petronas Gas Berhad	806,536	3,183,040
PPB Group Berhad	931,177	3,534,581
Press Metal Aluminium Holdings Berhad	4,472,364	5,658,764
Public Bank Berhad	19,605,870	21,179,802
QL Resources Berhad	1,522,450	1,783,754

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RHB Bank Berhad	2,278,012	3,163,255
Sime Darby Berhad	5,169,000	2,585,385
Sime Darby Plantation Berhad	4,910,108	5,640,709
Supermax Corp. Berhad	2,417,223	579,670
Telekom Malaysia Berhad	1,560,600	1,910,430
Tenaga Nasional Berhad	4,440,974	9,280,555
Top Glove Corp. Berhad	7,362,500	2,354,117
Westports Holdings Berhad	1,393,600	1,098,075
YTL Corp. Berhad	6,453,136	943,247
		165,185,073

Mauritius 0.0%
Lighthouse Properties plc	210,632	102,723

Mexico 2.7%
Alfa S.A.B. de C.V., A Shares	4,806,211	3,686,395
Alpek S.A.B. de C.V.	525,495	696,288
America Movil S.A.B. de C.V., Series L	40,216,780	42,454,786
Arca Continental S.A.B. de C.V.	619,775	4,206,346
Banco del Bajio S.A.	1,024,716	2,523,713
Becle S.A.B. de C.V.	757,013	1,702,348
Cemex S.A.B. de C.V., Series CPO *	20,140,140	9,460,645
Coca-Cola Femsa S.A.B. de C.V.	742,747	4,441,863
Concentradora Fibra Danhos S.A. de C.V.	363,981	441,474
Controladora Vuela Cia de Aviacion S.A.B. de C.V., A Shares *	1,265,672	1,972,376
El Puerto de Liverpool S.A.B. de C.V., Series C1	288,091	1,517,984
Fibra Uno Administracion S.A. de C.V.	4,051,785	4,271,095
Fomento Economico Mexicano S.A.B. de C.V.	2,517,603	18,828,702
GCC S.A.B. de C.V.	224,396	1,561,313
Gruma S.A.B. de C.V., B Shares	283,265	3,360,440
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	374,451	2,702,817
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	484,845	7,266,895
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	276,597	6,032,713
Grupo Bimbo S.A.B. de C.V., Series A	3,057,644	10,038,590
Grupo Carso S.A.B. de C.V., Series A1	634,543	2,610,211
Grupo Comercial Chedraui SA de CV	662,276	1,832,656
Grupo Elektra S.A.B. de C.V. *	88,631	5,221,195
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,966,374	25,671,874
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,807,075	5,708,702
Grupo Mexico S.A.B. de C.V., Series B	4,371,428	21,556,664
Grupo Televisa S.A.B., Series CPO	3,256,290	6,653,648
Industrias Bachoco S.A.B. de C.V., Series B	261,990	1,018,828
Industrias Penoles S.A.B. de C.V.	162,770	1,911,080
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,081,267	1,671,293
Megacable Holdings S.A.B. de C.V., Series CPO	431,505	1,222,083
Operadora de Sites Mexicanos S.A. de C.V.	1,690,158	2,234,339
Orbia Advance Corp. S.A.B. de C.V.	1,376,337	3,689,921
Prologis Property Mexico SA de CV	622,132	1,623,735
Promotora y Operadora de Infraestructura S.A.B. de C.V.	297,668	2,041,079
Qualitas Controladora S.A.B. de C.V.	248,001	1,242,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Regional SAB de C.V.	329,576	1,906,937
Wal-Mart de Mexico S.A.B. de C.V.	7,083,734	26,149,410
		241,132,770

Philippines 0.8%
Aboitiz Power Corp.	2,096,135	1,272,385
AC Energy Corp.	9,353,234	1,276,557
Alliance Global Group, Inc.	5,366,355	1,096,063
Ayala Corp.	439,762	5,850,902
Ayala Land, Inc.	10,841,220	6,125,509
Bank of the Philippine Islands	2,434,881	4,594,378
BDO Unibank, Inc.	2,708,793	6,897,695
Bloomberry Resorts Corp. *	5,022,268	606,842
Converge Information and Communications Technology Solutions, Inc. *	2,712,644	1,372,180
DMCI Holdings, Inc.	5,957,152	1,023,419
Globe Telecom, Inc.	40,549	1,879,322
GT Capital Holdings, Inc.	144,269	1,383,826
International Container Terminal Services, Inc.	1,505,166	6,234,713
JG Summit Holdings, Inc.	4,115,183	4,281,126
Jollibee Foods Corp.	584,548	2,336,518
LT Group, Inc.	3,808,088	596,791
Manila Electric Co.	372,919	2,656,614
Megaworld Corp.	16,196,810	853,318
Metro Pacific Investments Corp.	18,345,272	1,288,678
Metropolitan Bank & Trust Co.	2,493,887	2,618,254
Monde Nissin Corp. *	7,753,296	2,190,385
PLDT, Inc.	123,638	4,484,127
Puregold Price Club, Inc.	1,278,082	805,091
San Miguel Corp.	513,111	994,145
San Miguel Food and Beverage, Inc.	995,785	1,140,484
Semirara Mining & Power Corp.	1,712,923	1,079,006
SM Prime Holdings, Inc.	12,303,947	8,666,488
Universal Robina Corp.	1,246,908	2,570,576
		76,175,392

Qatar 1.1%
Barwa Real Estate Co.	2,601,760	2,414,759
Doha Bank QPSC	2,287,351	1,682,028
Ezdan Holding Group QSC *	2,053,200	725,604
Industries Qatar QSC	2,157,164	10,833,948
Masraf Al Rayan QSC	6,310,805	8,144,651
Mesaieed Petrochemical Holding Co.	6,046,027	4,499,137
Ooredoo QPSC	1,168,901	2,375,195
Qatar Aluminum Manufacturing Co.	3,645,054	2,041,851
Qatar Electricity & Water Co. QSC	614,663	2,835,543
Qatar Fuel QSC	697,679	3,295,141
Qatar Gas Transport Co., Ltd.	3,773,881	3,875,696
Qatar Insurance Co. SAQ	2,323,315	1,543,879
Qatar International Islamic Bank QSC	1,043,044	3,035,976
Qatar Islamic Bank SAQ	1,583,771	10,067,769
Qatar National Bank QPSC	6,166,125	36,487,951
The Commercial Bank PSQC	2,749,991	5,331,966
United Development Co. QSC	2,604,534	1,030,585
Vodafone Qatar QSC	2,246,410	996,211
		101,217,890

Russia 0.1%
Aeroflot PJSC *(b)(c)	1,562,758	18,257
Alrosa PJSC (b)(c)	3,379,560	92,267
Credit Bank of Moscow PJSC *(b)(c)	17,035,340	27,889
Federal Grid Co. Unified Energy System PJSC (b)(c)	379,500,322	10,963
Gazprom PJSC (b)(c)	14,080,643	2,659,677

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Inter RAO UES PJSC (b)(c)	45,551,984	41,214
LUKOIL PJSC (b)(c)	517,596	2,117,009
M.Video PJSC (b)(c)	64,040	5,375
Magnit PJSC (b)(c)	98,998	97,427
Magnitogorsk Iron & Steel Works PJSC (b)(c)	2,865,545	43,984
MMC Norilsk Nickel PJSC (b)(c)	66,842	424,394
Mobile TeleSystems PJSC (b)(c)	1,231,820	91,898
Moscow Exchange MICEX-RTS PJSC *(b)(c)	2,000,543	63,109
Novatek PJSC (b)(c)	1,405,691	1,415,732
Novolipetsk Steel PJSC (b)(c)	1,509,666	89,861
PhosAgro PJSC (b)(c)	47,353	77,343
Polyus PJSC (b)(c)	36,951	130,490
Raspadskaya OJSC (b)(c)	96,640	24,543
Rosneft Oil Co. PJSC (b)(c)	1,530,941	374,230
ROSSETI PJSC (b)(c)	49,542,472	10,695
Rostelecom PJSC (b)(c)	1,453,286	32,757
RusHydro PJSC (b)(c)	152,706,474	33,935
Sberbank of Russia PJSC *(b)(c)	107,550	4,456
Segezha Group PJSC (b)(c)	5,166,499	12,695
Severstal PAO (b)(c)	259,216	116,030
Sistema PJSFC (b)(c)	3,869,294	15,295
Sovcomflot PJSC (b)(c)	1,002,415	14,438
Surgutneftegas PJSC (b)(c)	9,658,978	170,910
Tatneft PJSC (b)(c)	2,057,171	612,090
Unipro PJSC (b)(c)	16,386,456	8,578
United Co. RUSAL International PJSC *(b)(c)	3,457,684	68,385
		8,905,926

Saudi Arabia 5.2%
Abdullah Al Othaim Markets Co.	60,510	1,784,404
ACWA Power Co. *	184,874	7,699,592
Advanced Petrochemical Co.	179,500	2,799,827
Al Rajhi Bank	2,704,827	71,325,794
Alinma Bank	1,346,287	13,820,037
Almarai Co. JSC	344,979	5,040,621
Arab National Bank	933,303	7,788,931
Arabian Centers Co., Ltd.	225,805	1,240,257
Arabian Internet & Communications Services Co.	31,396	1,783,055
Bank AlBilad *	679,891	9,064,005
Bank Al-Jazira	567,291	4,341,088
Banque Saudi Fransi	810,682	11,629,034
BinDawood Holding Co.	42,329	998,831
Bupa Arabia for Cooperative Insurance Co.	81,159	3,414,715
Dallah Healthcare Co.	40,381	1,233,879
Dar Al Arkan Real Estate Development Co. *	725,715	2,380,028
Dr Sulaiman Al Habib Medical Services Group Co.	129,580	7,386,803
Emaar Economic City *	563,144	1,672,690
Etihad Etisalat Co.	513,041	5,369,113
Jarir Marketing Co.	78,418	3,387,206
Mobile Telecommunications Co. *	598,658	2,129,342
Mouwasat Medical Services Co.	65,400	3,801,413
Nahdi Medical Co. *	48,200	2,079,392
National Industrialization Co. *	457,568	2,237,514
Rabigh Refining & Petrochemical Co. *	314,519	2,281,007
Riyad Bank	2,022,396	20,679,613
SABIC Agri-Nutrients Co.	324,291	12,710,512
Sahara International Petrochemical Co.	499,063	7,132,323
Saudi Airlines Catering Co. *	52,668	1,124,839
Saudi Arabian Mining Co. *	1,118,968	19,422,695
Saudi Arabian Oil Co.	3,876,580	43,308,546
SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Basic Industries Corp.	1,240,967	37,918,896
Saudi Cement Co.	106,007	1,591,306
Saudi Electricity Co.	1,059,469	6,858,794
Saudi Ground Services Co. *	112,660	944,716
Saudi Industrial Investment Group	560,170	4,555,443
Saudi Kayan Petrochemical Co. *	996,791	4,608,547
Saudi Pharmaceutical Industries & Medical Appliances Corp.	71,037	625,042
Saudi Research & Media Group *	44,563	2,946,707
Saudi Telecom Co.	988,981	27,107,651
Saudia Dairy & Foodstuff Co.	28,678	1,312,130
Seera Group Holding *	199,570	1,106,801
Southern Province Cement Co.	91,197	1,407,894
The Co. for Cooperative Insurance *	91,627	1,458,507
The Qassim Cement Co.	58,467	1,236,217
The Saudi British Bank	1,384,598	15,394,677
The Saudi Investment Bank	680,778	4,065,972
The Saudi National Bank	3,039,378	58,672,435
The Savola Group	368,129	3,690,615
United Electronics Co.	36,864	1,136,243
Yamama Cement Co. *	140,883	1,104,375
Yanbu Cement Co.	107,937	1,083,543
Yanbu National Petrochemical Co.	383,402	5,561,144
		465,454,761

South Africa 4.5%
Absa Group Ltd.	1,061,980	12,517,172
African Rainbow Minerals Ltd.	141,538	2,366,785
Anglo American Platinum Ltd.	81,010	8,906,928
AngloGold Ashanti Ltd.	572,958	10,078,399
Aspen Pharmacare Holdings Ltd.	530,038	5,497,736
AVI Ltd.	470,697	1,993,487
Barloworld Ltd.	263,209	1,667,040
Bid Corp., Ltd.	456,684	9,820,153
Capitec Bank Holdings Ltd.	114,230	16,516,263
Clicks Group Ltd.	337,159	6,587,298
Coronation Fund Managers Ltd. (a)	334,407	802,126
Dis-Chem Pharmacies Ltd.	508,184	1,152,433
Discovery Ltd. *	692,628	6,464,602
Distell Group Holdings Ltd. *	120,156	1,332,809
Exxaro Resources Ltd.	341,168	4,844,164
FirstRand Ltd.	6,748,685	31,357,811
Fortress REIT Ltd, Class B *	3,624,391	867,505
Fortress REIT Ltd., Class A	1,279,030	1,017,725
Gold Fields Ltd.	1,196,928	11,755,183
Growthpoint Properties Ltd.	4,542,610	4,197,551
Harmony Gold Mining Co., Ltd.	719,313	2,499,450
Impala Platinum Holdings Ltd.	1,113,384	15,291,414
Investec Ltd.	399,665	2,475,121
Kumba Iron Ore Ltd.	73,177	2,768,881
Life Healthcare Group Holdings Ltd.	1,873,489	2,213,263
Momentum Metropolitan Holdings	1,878,803	1,907,286
Mr Price Group Ltd.	355,325	4,730,978
MTN Group Ltd.	2,492,533	26,998,609
MultiChoice Group	499,994	4,292,561
Naspers Ltd., N Shares	292,079	32,132,767
Nedbank Group Ltd.	577,142	8,792,076
NEPI Rockcastle S.A.	816,024	5,142,647
Netcare Ltd.	1,984,419	1,950,833
Ninety One Ltd	54,957	151,995
Northam Platinum Holdings Ltd. *	504,967	6,091,845
Old Mutual Ltd.	6,231,828	5,102,631
Pepkor Holdings Ltd.	2,193,927	3,076,108
Pick n Pay Stores Ltd. (a)	471,944	1,665,943
PSG Group Ltd. *	220,618	1,313,196
Rand Merchant Investment Holdings Ltd.	1,044,199	1,924,402
Redefine Properties Ltd. (a)	9,607,362	2,700,264

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Reinet Investments SCA	199,018	4,054,495
Remgro Ltd.	701,253	6,774,148
Resilient REIT Ltd.	441,458	1,543,881
Royal Bafokeng Platinum Ltd.	111,176	1,139,387
Sanlam Ltd.	2,398,638	10,384,927
Santam Ltd.	56,196	1,054,125
Sappi Ltd. *	761,418	2,779,142
Sasol Ltd. *	773,269	20,597,847
Shoprite Holdings Ltd.	668,436	9,249,477
Sibanye Stillwater Ltd.	3,818,342	12,518,110
Standard Bank Group Ltd.	1,857,739	21,305,213
Telkom S.A. SOC Ltd. *	407,915	1,216,645
The Bidvest Group Ltd.	463,927	6,494,308
The Foschini Group Ltd.	437,326	3,975,678
The SPAR Group Ltd.	260,368	2,561,451
Tiger Brands Ltd.	230,910	2,119,623
Transaction Capital Ltd.	801,643	2,232,538
Truworths International Ltd.	554,973	1,940,157
Vodacom Group Ltd.	812,033	7,659,828
Woolworths Holdings Ltd.	1,329,924	4,750,902
		397,317,322

Taiwan 17.9%
Accton Technology Corp.	719,000	5,747,046
Acer, Inc.	3,983,086	3,993,378
Advanced Energy Solution Holding Co., Ltd.	32,000	1,256,848
Advantech Co., Ltd.	568,619	7,072,229
Airtac International Group	217,920	7,132,610
ASE Technology Holding Co., Ltd.	4,687,120	16,875,247
Asia Cement Corp.	3,369,286	5,154,050
ASMedia Technology, Inc.	55,445	2,617,042
ASPEED Technology, Inc.	46,000	3,684,755
Asustek Computer, Inc.	964,621	11,349,460
AU Optronics Corp.	12,008,530	7,447,150
Capital Securities Corp.	2,783,644	1,424,190
Catcher Technology Co., Ltd.	999,224	5,645,917
Cathay Financial Holding Co., Ltd.	11,430,914	21,936,328
Chailease Holding Co., Ltd.	1,821,788	14,122,388
Chang Hwa Commercial Bank Ltd.	9,037,213	5,651,177
Cheng Shin Rubber Industry Co., Ltd.	2,500,277	3,062,355
Chicony Electronics Co., Ltd.	856,118	2,548,444
China Airlines Ltd. *	3,729,872	3,482,499
China Development Financial Holding Corp.	22,030,308	12,295,986
China Motor Corp.	323,600	695,698
China Steel Corp.	17,215,956	20,552,382
Chunghwa Telecom Co., Ltd.	5,245,310	22,951,055
Compal Electronics, Inc.	5,556,535	4,403,111
CTBC Financial Holding Co., Ltd.	25,157,792	23,532,612
Delta Electronics, Inc.	2,965,148	24,671,257
E Ink Holdings, Inc.	1,214,000	8,490,680
E.Sun Financial Holding Co., Ltd.	17,437,489	18,383,709
Eclat Textile Co., Ltd.	267,510	4,576,011
eMemory Technology, Inc.	97,000	5,146,598
ENNOSTAR, Inc. *	911,914	1,995,057
Eternal Materials Co., Ltd.	1,334,213	1,622,660
Eva Airways Corp. *	3,406,374	4,001,976
Evergreen Marine Corp., Ltd.	3,666,222	17,746,914
Far Eastern International Bank	2,970,243	1,187,074
Far Eastern New Century Corp.	5,313,799	5,583,837
Far EasTone Telecommunications Co., Ltd.	2,341,509	6,429,570
Feng TAY Enterprise Co., Ltd.	604,584	3,957,656
First Financial Holding Co., Ltd.	14,045,733	13,235,170
Formosa Chemicals & Fibre Corp.	4,836,008	13,662,452
Formosa Petrochemical Corp.	1,963,660	6,548,916
Formosa Plastics Corp.	6,790,560	24,565,333
SECURITY	NUMBER OF SHARES	VALUE ($)
Formosa Sumco Technology Corp.	81,000	724,186
Formosa Taffeta Co., Ltd.	1,499,132	1,399,706
Foxconn Technology Co., Ltd.	1,489,355	2,801,681
Fubon Financial Holding Co., Ltd.	9,717,089	21,459,618
Genius Electronic Optical Co., Ltd.	113,000	1,617,623
Giant Manufacturing Co., Ltd.	418,752	3,794,376
Globalwafers Co., Ltd.	286,451	6,158,326
Hiwin Technologies Corp.	398,883	3,092,116
Hon Hai Precision Industry Co., Ltd.	16,458,092	64,074,570
Hotai Motor Co., Ltd.	436,000	9,508,631
HTC Corp. *	989,778	1,705,044
Hua Nan Financial Holdings Co., Ltd.	13,535,286	11,098,701
Innolux Corp.	12,323,029	5,922,696
Inventec Corp.	4,144,043	3,683,594
Largan Precision Co., Ltd.	142,456	8,196,435
Lite-On Technology Corp.	2,891,866	6,296,845
MediaTek, Inc.	2,041,713	63,660,647
Mega Financial Holding Co., Ltd.	15,125,901	20,193,925
Micro-Star International Co., Ltd.	958,095	4,456,256
momo.com, Inc.	67,900	1,953,368
Nan Ya Plastics Corp.	7,750,816	22,778,453
Nan Ya Printed Circuit Board Corp.	289,000	3,928,010
Nanya Technology Corp.	1,103,000	2,538,515
Nien Made Enterprise Co., Ltd.	196,752	2,142,072
Novatek Microelectronics Corp.	782,608	10,947,075
OBI Pharma, Inc. *	214,339	816,002
Oneness Biotech Co., Ltd. *	409,000	2,670,301
Parade Technologies Ltd.	97,100	5,034,815
Pegatron Corp.	2,748,657	6,591,095
Pou Chen Corp.	3,755,792	4,050,174
Powertech Technology, Inc.	958,000	3,231,290
President Chain Store Corp.	775,400	7,359,955
Quanta Computer, Inc.	3,630,057	9,955,298
Realtek Semiconductor Corp.	641,336	9,832,714
Ruentex Development Co., Ltd	2,143,000	5,692,517
Shin Kong Financial Holding Co., Ltd.	17,412,672	5,561,256
Silergy Corp.	86,000	9,007,407
Sino-American Silicon Products, Inc.	713,000	4,237,468
SinoPac Financial Holdings Co., Ltd.	14,466,699	9,046,360
Synnex Technology International Corp.	1,847,956	4,475,842
Taishin Financial Holding Co., Ltd.	14,861,517	9,190,843
Taiwan Business Bank	6,983,515	2,959,422
Taiwan Cement Corp.	7,424,739	10,897,291
Taiwan Cooperative Financial Holding Co., Ltd.	13,495,145	13,088,315
Taiwan Fertilizer Co., Ltd.	996,508	2,396,426
Taiwan Glass Industry Corp.	2,180,311	1,712,699
Taiwan High Speed Rail Corp.	2,739,000	2,613,964
Taiwan Mobile Co., Ltd.	2,248,524	8,366,601
Taiwan Secom Co., Ltd.	387,000	1,466,667
Taiwan Semiconductor Manufacturing Co., Ltd.	33,167,500	639,924,203
Teco Electric & Machinery Co., Ltd.	2,605,000	2,777,769
The Shanghai Commercial & Savings Bank Ltd.	4,697,000	8,188,396
Transcend Information, Inc.	419,000	1,040,823
U-Ming Marine Transport Corp.	607,000	1,233,867
Unimicron Technology Corp.	1,733,348	12,869,474
Uni-President Enterprises Corp.	6,680,676	15,513,439
United Microelectronics Corp.	16,021,850	28,372,889
Vanguard International Semiconductor Corp.	1,208,000	4,453,264
Voltronic Power Technology Corp.	69,000	3,518,346
Walsin Lihwa Corp.	4,358,000	7,071,897
Walsin Technology Corp.	660,000	2,637,726
Wan Hai Lines Ltd.	1,086,400	5,876,479
Win Semiconductors Corp.	537,000	4,162,791
Winbond Electronics Corp.	4,071,000	4,109,571
Wistron Corp.	3,933,080	3,848,388

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wiwynn Corp.	128,000	4,070,422
Yageo Corp.	631,000	8,804,651
Yang Ming Marine Transport Corp. *	2,284,000	9,797,003
Yuanta Financial Holding Co., Ltd.	15,895,368	13,335,132
Yulon Motor Co., Ltd.	813,114	1,245,234
Yulon Nissan Motor Co., Ltd.	40,000	336,262
Zhen Ding Technology Holding Ltd.	876,000	3,651,886
		1,587,665,930

Thailand 2.6%
Advanced Info Service PCL NVDR	1,533,000	9,721,245
Airports of Thailand PCL NVDR *	5,883,800	11,992,842
Asset World Corp. PCL NVDR	9,908,500	1,476,720
B Grimm Power PCL NVDR	907,500	914,925
Bangkok Bank PCL NVDR	950,200	3,637,528
Bangkok Dusit Medical Services PCL NVDR	12,317,000	9,268,345
Bangkok Expressway & Metro PCL	11,396,090	3,047,172
Bangkok Life Assurance PCL NVDR	714,300	814,077
Banpu PCL NVDR	7,877,533	2,854,512
Berli Jucker PCL NVDR	1,376,750	1,458,422
BTS Group Holdings PCL NVDR	11,595,300	3,015,727
Bumrungrad Hospital PCL NVDR	475,000	2,422,195
Carabao Group PCL NVDR	501,900	1,620,688
Central Pattana PCL NVDR	3,847,800	7,224,464
Central Retail Corp. PCL NVDR	3,912,200	4,344,348
Charoen Pokphand Foods PCL NVDR	6,872,200	5,221,426
CP ALL PCL NVDR	8,216,000	15,906,195
Delta Electronics Thailand PCL NVDR	389,521	3,938,465
Digital Telecommunications Infrastructure Fund, Class F	7,345,800	3,005,295
Electricity Generating PCL NVDR	352,400	1,853,653
Energy Absolute PCL NVDR	2,304,751	6,044,752
Global Power Synergy PCL NVDR	915,568	1,785,919
Gulf Energy Development PCL NVDR	5,899,759	8,361,727
Home Product Center PCL NVDR	7,838,719	3,413,118
Indorama Ventures PCL NVDR	2,511,200	3,614,161
Intouch Holdings PCL NVDR	1,929,709	4,031,975
IRPC PCL NVDR	14,395,100	1,455,495
Kasikornbank PCL NVDR	2,120,169	9,107,681
Krung Thai Bank PCL NVDR	8,572,700	3,782,810
Krungthai Card PCL NVDR	1,798,900	3,219,831
Land & Houses PCL NVDR	11,109,200	2,905,533
Minor International PCL NVDR *	5,468,380	5,593,025
Muangthai Capital PCL NVDR	879,815	1,266,245
Osotspa PCL NVDR	1,896,163	1,925,531
PTT Exploration & Production PCL NVDR	1,905,004	9,435,949
PTT Global Chemical PCL NVDR	2,814,014	3,967,743
PTT Oil & Retail Business PCL NVDR	3,860,200	3,130,349
PTT PCL NVDR	19,654,800	21,969,494
Ratch Group PCL NVDR	1,019,100	1,243,350
SCB X PCL NVDR	2,336,800	7,716,493
SCG Packaging PCL NVDR	1,746,000	2,895,544
Siam City Cement PCL NVDR	129,400	591,791
Siam Makro PCL NVDR	1,888,003	2,068,969
Sri Trang Gloves Thailand PCL NVDR	1,418,200	833,016
Srisawad Corp. PCL NVDR	864,700	1,402,421
Thai Oil PCL NVDR	1,465,400	2,483,729
Thai Union Group PCL NVDR	3,867,300	1,943,821
The Siam Cement PCL NVDR	1,162,500	12,637,347
TMBThanachart Bank PCL NVDR	58,936,118	2,187,284
Total Access Communication PCL NVDR	945,200	1,187,715
True Corp. PCL NVDR	14,415,966	1,853,602
		227,794,664

SECURITY	NUMBER OF SHARES	VALUE ($)
Turkey 0.4%
Akbank T.A.S.	3,565,174	1,819,089
Anadolu Efes Biracilik Ve Malt Sanayii AS	309,020	533,375
Arcelik A/S	241,853	1,149,151
Aselsan Elektronik Sanayi Ve Ticaret A/S	795,262	1,187,226
BIM Birlesik Magazalar A/S	592,507	2,983,419
Coca-Cola Icecek A/S	98,026	777,770
Enerjisa Enerji A/S	215,881	195,004
Enka Insaat ve Sanayi A/S	963,536	925,046
Eregli Demir ve Celik Fabrikalari T.A.S.	1,892,955	3,951,238
Ford Otomotiv Sanayi A/S	85,162	1,609,213
Gubre Fabrikalari TAS *	117,959	552,196
Haci Omer Sabanci Holding A/S	1,264,163	1,637,251
Iskenderun Demir ve Celik A/S	225,833	387,312
KOC Holding A/S	1,149,273	2,874,498
Koza Altin Isletmeleri A/S *	63,898	769,061
Petkim Petrokimya Holding A/S *	1,771,999	1,072,857
Sasa Polyester Sanayi *	505,836	1,126,241
Tofas Turk Otomobil Fabrikasi A/S	162,342	751,047
Turk Hava Yollari AO *	804,977	2,451,607
Turk Telekomunikasyon A/S	752,768	447,953
Turkcell Iletisim Hizmetleri A/S	1,582,450	1,867,899
Turkiye Garanti Bankasi A/S	813,384	722,313
Turkiye Is Bankasi A/S, Class C	1,978,464	1,307,746
Turkiye Petrol Rafinerileri A/S *	167,502	2,771,509
Turkiye Sise ve Cam Fabrikalari A/S	2,011,281	2,575,402
Turkiye Vakiflar Bankasi T.A.O., Class D, Class D *	912,257	237,745
Yapi ve Kredi Bankasi AS	3,487,837	981,350
		37,664,518

United Arab Emirates 1.6%
Abu Dhabi Commercial Bank PJSC	3,824,425	10,411,982
Abu Dhabi Islamic Bank PJSC	2,025,140	4,598,205
Abu Dhabi National Oil Co. for Distribution PJSC	3,679,985	4,197,854
ADNOC Drilling Co. PJSC	2,167,867	1,906,349
Air Arabia PJSC	3,402,970	1,862,179
AL Seer Marine Supplies & Equipment Co. LLC *	194,822	620,571
Aldar Properties PJSC	5,444,400	7,841,027
Alpha Dhabi Holding PJSC *	1,847,291	12,874,860
Aramex PJSC	230,994	243,377
Dana Gas PJSC	5,172,424	1,520,846
Dubai Electricity & Water Authority PJSC *	3,587,310	2,490,441
Dubai Financial Market PJSC	2,278,833	1,340,089
Dubai Investments PJSC	2,974,240	1,862,392
Dubai Islamic Bank PJSC	4,054,207	6,567,350
Emaar Development PJSC *	1,290,785	1,553,257
Emaar Properties PJSC	5,610,748	8,722,161
Emirates Telecommunications Group Co. PJSC	4,792,728	39,588,186
First Abu Dhabi Bank PJSC	6,087,118	35,596,987
		143,798,113
Total Common Stocks (Cost $7,395,577,482)		8,651,563,120

PREFERRED STOCKS 2.1% OF NET ASSETS

Brazil 1.9%
Alpargatas S.A.	219,628	1,008,084
Azul S.A. *	355,458	1,508,517

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Banco Bradesco S.A.	7,194,613	31,125,135
Banco Inter S.A.	1,051,505	945,303
Banco Pan S.A.	455,368	766,859
Bradespar S.A.	389,422	2,348,728
Braskem S.A., A Shares	266,988	2,507,273
Centrais Eletricas Brasileiras S.A., B Shares	337,535	2,965,345
Cia de Transmissao de Energia Electrica Paulista	268,653	1,376,545
Cia Energetica de Minas Gerais	2,111,832	5,192,007
Cia Paranaense de Energia, B Shares	1,578,955	2,455,767
Gerdau S.A.	1,468,738	9,041,296
Itau Unibanco Holding S.A.	6,606,390	36,471,355
Itausa S.A.	6,498,150	13,150,985
Metalurgica Gerdau S.A.	970,340	2,496,190
Petroleo Brasileiro S.A.	7,660,162	48,593,354
Raizen S.A.	1,677,236	2,169,725
Unipar Carbocloro S.A., B Shares	67,897	1,440,300
Usinas Siderurgicas de Minas Gerais S.A., A Shares	596,553	1,379,779
		166,942,547

Chile 0.2%
Embotelladora Andina S.A., B Shares	573,494	1,149,288
Sociedad Quimica y Minera de Chile S.A., B Shares	193,095	20,641,060
		21,790,348

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	5,804,356	1,298,909
Grupo de Inversiones Suramericana SA	95,583	564,487
		1,863,396

Russia 0.0%
Bashneft PJSC (b)(c)	29,879	14,607
Surgutneftegas PJSC (b)(c)	9,822,026	247,110
Tatneft PJSC (b)(c)	177,044	46,650
Transneft PJSC (b)(c)	1,959	233,214
		541,581
Total Preferred Stocks (Cost $179,846,405)		191,137,872

RIGHTS 0.0% OF NET ASSETS

Thailand 0.0%
Ratch Group PCL NVDR
expires 06/07/22, strike THB 34.48 *(b)	502,050	106,660
Total Rights (Cost $0)		106,660

WARRANTS 0.0% OF NET ASSETS

Thailand 0.0%
TMBThanachart Bank PCL NVDR
expires 06/24/22 *(b)	580,561	7,124
Total Warrants (Cost $0)		7,124
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)	45,236,739	45,236,739
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74% (d)(e)	21,679,520	21,679,520
		66,916,259
Total Short-Term Investments (Cost $66,916,259)		66,916,259
Total Investments in Securities (Cost $7,642,340,146)		8,909,731,035

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/17/22	741	39,395,265	1,415,419

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,190,280.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

THB —	Thailand Baht

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,260,171,313	$—	$—	$4,260,171,313
China	2,966,420,410	—	7,444,612	2,973,865,022
Greece	32,015,464	—	0*	32,015,464
Hong Kong	—	—	0*	0
India	1,373,949,239	—	2,656,156	1,376,605,395
Russia[2]	—	—	8,905,926	8,905,926
Preferred Stocks[1]	190,596,291	—	—	190,596,291
Russia[2]	—	—	541,581	541,581
Rights[1]
Thailand	—	—	106,660	106,660
Warrants[1]
Thailand	—	—	7,124	7,124
Short-Term Investments[1]	66,916,259	—	—	66,916,259
Futures Contracts[3]	1,415,419	—	—	1,415,419
Total	$8,891,484,395	$—	$19,662,059	$8,911,146,454

*	Level 3 amount shown includes securities determined to have no value at May 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY22